UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: September 1, 2013 through August 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Annual Report

J.P. Morgan Funds

August 31, 2014

JPMorgan Diversified Real Return Fund

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objective, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

SEPTEMBER 18, 2014 (Unaudited)

Dear Shareholder:

With a backdrop of continued accommodative policies among the world’s central banks and a trend toward low growth, low inflation and low volatility, global financial markets stabilized and provided positive returns for the twelve months ended August 31, 2014. In the U.S., low borrowing costs, a surge in corporate mergers and healthy corporate earnings drove U.S. equity indices to successive record highs during the latter half of the period. Fixed income markets struggled early on but then swung to gains as long-term interest rates declined in 2014 and demand for debt securities outpaced supply. Bond yields, which generally move in the opposite direction of prices, tumbled lower over the second half of the twelve month period and yields on longer maturity U.S. Treasury Securities reached their lowest levels in more than a year. From May through June, market volatility retreated to lows not consistently seen since 2007, before spiking in July on geopolitical tensions, and then retreating again at the end of August. The Barclays U.S. Aggregate Index returned 5.66% for the twelve month period. The Standard & Poor’s 500 Index put an exclamation point on the twelve months by breaching the 2,000-point level for the first time and closing at a record high 2003.37 points on August 29, 2014.

“While both global bond and equity markets performed well during the past twelve months, there remained notable investor uncertainty about the timing and scope of any change in Fed interest rate policy and uneasiness about the run up in equity prices.”

In the broader U.S. economy, growth returned after a notable drop in the winter months and business investment and spending on durable goods improved in the latter part of the 12 month period. While housing data was mixed, the unemployment rate dropped to 6.10% in August from 7.20% in September 2013, and other jobs numbers showed meaningful improvement. In response to sustained economic improvement — particularly in jobs data — the U.S. Federal Reserve (the “Fed”) announced in December that it would begin to taper off its Quantitative Easing program. During 2014, the Fed incrementally decreased its monthly purchases of U.S. Treasury bonds and mortgage-backed securities to $25 billion by the end of August. In 2014, Janet Yellen became chairwoman of the Fed and sought to reassure investors and the public at large that central bank policy would remain accommodative into 2015. In August, she reiterated that stance at a closely watched global economic conference in Jackson Hole, Wyoming.

The European Union (EU) returned to positive growth in 2013 and by December, Ireland had become the first member nation of the EU to exit its bailout program. However, overall unemployment in the EU remained exceptionally high and in 2014 the threat of price deflation arose. In an unprecedented move in June, European Central Bank President Mario Draghi cut the deposit rate to negative 0.10% from 0.00% in a bid to push banks to extend lending by effectively charging them for parking excess cash with the central bank. Draghi followed up at the Jackson Hole conference in August with a clear statement that acknowledged the need to spur job creation and signaled his commitment to support growth and head off a destructive deflationary spiral. In Japan, Prime Minister Shinzo Abe’s efforts to stimulate economic growth appeared to have some success in 2013, but by mid-2014 weaker-than-expected economic data fueled fears that his policies were faltering. Consumer spending declined sharply, potentially due to an April increase in the nation’s consumption tax. The Bank of Japan continued its aggressive program of bond purchases throughout 2014. The MSCI Europe, Australasia and Far East Index returned 16.09% for the twelve months ended August 31, 2014.

Isolated conflicts in Ukraine, Gaza and Iraq drove some investors toward so-called safe havens, particularly U.S. fixed income securities, but financial markets in general shrugged off much of the impact from these events. Elsewhere, a long-running dispute over restructured payments to holders of Argentina’s sovereign debt made headlines but had little effect on global bond markets.

Emerging markets generally performed well during the period, rebounding from a sell-off in late 2013. In China, domestic economic data weakened toward the end of the twelve month period. However, the government’s targeted stimulus appeared to be working to counter any slowdown in growth. Two of the world’s largest democracies, India and Indonesia, held generally peaceful elections, and Turkey’s prime minister was elected the next president, as expected. In Brazil, the death of opposition presidential candidate Eduardo Campos in an airplane crash raised uncertainty about the upcoming elections and prospects for change in Brazil’s economic policies. In Thailand, months of political unrest led to a military coup in May. For the twelve months ended August 31, 2014, the MSCI Emerging Markets Index returned 18.26%.

While both global bond and equity markets performed well during the past twelve months, there remained notable investor uncertainty about the timing and scope of any change in Fed interest rate policy and uneasiness about the run-up in equity prices. Policymakers and economists stated their fear that investors had grown complacent amid the extended period of low volatility seen across stock, bond, foreign exchange and commodities markets. At the same time, moderate price inflation and a stronger dollar helped to dispel warnings that Fed policies would unleash rapid inflation and debase the U.S. currency. In the face of these concerns, both bonds and equities generated positive solid returns for the twelve month period and rewarded those investors who maintained a diversified portfolio and a long-term perspective.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

AUGUST 31, 2014	J.P. MORGAN FUNDS	1

JPMorgan Diversified Real Return Fund

FUND COMMENTARY

TWELVE MONTHS ENDED AUGUST 31, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	8.16%
Barclays 1-10 Year U.S. TIPS Index	3.74%

Net Assets as of 8/31/2014	$64,436,088

INVESTMENT OBJECTIVE**

The JPMorgan Diversified Real Return Fund (the “Fund”) seeks to maximize long-term real return.

HOW DID THE MARKET PERFORM?

Financial markets generally performed well, primarily driven by the accommodative stance of central banks throughout the twelve months ended August 31, 2014. Demand for longer maturity debt outpaced supply as investors sought the relatively attractive yields of U.S. Treasury securities compared with yields on foreign government bonds in other developed markets.

High yield bonds (also known as “junk bonds”) and floating rate securities generated solid returns. Tightening credit spreads, low default rates and overall positive investor demand supported these securities during the reporting period.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund seeks to have lower volatility than that of U.S. equities, as represented by the S&P 500 Index. The Fund sought to achieve this lower volatility by maintaining meaningful allocation to Treasury Inflation Protected Securities (“TIPS”) and inflation sensitive fixed income investment strategies, gaining exposure to these asset classes primarily through its investments in underlying J.P. Morgan Funds. For the twelve months ended August 31, 2014, the Fund’s Select Class shares outperformed the Barclays 1-10 Year U.S. TIPS Index (the “Benchmark”). The Benchmark only tracks TIPS, while the Fund is invested in a broader range of assets.

The Fund’s allocation to real estate investment trusts and its allocation to the agriculture sectors were significant contributors to absolute performance. The Fund’s allocation to global infrastructure and the metals & mining and energy sectors through the use of exchange traded funds also contributed to absolute performance.

The Fund’s allocation to the gold mining sector and its overall allocation to commodities detracted from absolute performance for the twelve month period.

HOW WAS THE FUND POSITIONED?

During the period, the Fund’s portfolio managers targeted a long-term strategic asset allocation, consisting of the following weights: 16% in TIPS; 30% in other inflation protected fixed income securities; 14% in floating rate securities; 10% in real estate securities; 10% in commodities; 10% in natural resources equities including a direct equity investment in securities of agriculture and agricultural-related companies; 5% in infrastructure equities and 5% in cash and cash equivalents, such as money market funds. The Fund’s portfolio managers employed a momentum-based rebalancing strategy, making tactical investments based on the market conditions facing each asset class in their view of longer-term strategic allocation. At the end of the reporting period, the Fund had significantly less exposure to TIPS, while maintaining overweight exposures to floating rate securities and inflation managed bonds compared with the target weights in its longer-term strategic asset allocation.

TOP TEN HOLDINGS OF THE PORTFOLIO***
1.	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	33.9%
2.	JPMorgan Floating Rate Income Fund, Class R6 Shares	18.5
3.	JPMorgan Realty Income Fund, Class R5 Shares	11.8
4.	iShares Global Infrastructure ETF	9.6
5.	JPMorgan Commodities Strategy Fund, Class R6 Shares	8.5
6.	JPMorgan Real Return Fund, Institutional Class Shares	4.9
7.	iShares Global Energy ETF	4.2
8.	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010%	2.1
9.	iShares MSCI Global Metals & Mining Producers ETF	2.0
10.	Market Vectors Gold Miners ETF	1.2

PORTFOLIO COMPOSITION BY ASSET CLASS***
Fixed Income	57.3%
Alternative Assets	20.2
International Equity	18.7
U.S. Equity	1.7
Short-Term Investment	2.1

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2014. The Fund’s portfolio composition is subject to change.

2	J.P. MORGAN FUNDS	AUGUST 31, 2014

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2014

	INCEPTION DATE OF CLASS	1 YEAR	3 YEAR	SINCE INCEPTION
CLASS A SHARES	March 31, 2011
Without Sales Charge		7.88%	1.48%	1.65%
With Sales Charge*		3.03	(0.06)	0.29
CLASS C SHARES	March 31, 2011
Without CDSC		7.34	0.96	1.15
With CDSC**		6.34	0.96	1.15
CLASS R2 SHARES	March 31, 2011	7.60	1.23	1.41
CLASS R5 SHARES	March 31, 2011	8.24	1.85	2.03
SELECT CLASS SHARES	March 31, 2011	8.16	1.73	1.92

*	Sales Charge for Class A Shares is 4.50%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (3/31/11 — 8/31/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 31, 2011.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Diversified Real Return Fund, the Barclays 1-10 Year U.S. TIPS Index, the Consumer Price Index (CPI) for All Urban Consumers-Seasonally Adjusted and the Lipper Alternative Global Macro Funds Index from March 31, 2011 to August 31, 2014. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays 1-10 Year U.S. TIPS Index and the Consumer Price Index (CPI) for All Urban Consumers-Seasonally Adjusted does not reflect the deduction of expenses or a sales charge associated with a mutual fund. The performance of the Barclays 1-10 Year U.S. TIPS Index has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Alternative Global Macro Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays 1-10 Year U.S. TIPS Index represents the performance of intermediate (1-10 year) U.S. Treasury Inflation Protection Securities. The Consumer Price Index (CPI) for All Urban Consumers-Seasonally Adjusted of the Bureau of Labor Statistics (BLS) is a measure of the change in prices of goods and services purchased by urban consumers. Seasonal adjustment removes the effects of recurring seasonal influences from many economic series, including consumer prices. The adjustment process quantifies seasonal patterns and then factors them out of the series to permit analysis of non-seasonal price movements. Changing climatic conditions, production cycles, model changeovers, holidays, and sales can cause seasonal variation in prices. The Lipper Alternative Global Macro Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an Index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2014	J.P. MORGAN FUNDS	3

JPMorgan Diversified Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 3.4%
	Consumer Staples — 1.3%
	Food Products — 1.3%
127	AAK AB, (Sweden)	7,447
3,525	Archer-Daniels-Midland Co.	175,756
1,938	Associated British Foods plc, (United Kingdom)	92,187
550	Austevoll Seafood ASA, (Norway)	3,505
200	Bakkafrost P/F, (Denmark)	4,325
11	Barry Callebaut AG, (Switzerland) (a)	13,504
3,416	BRF S.A., (Brazil), ADR	91,071
794	Bunge Ltd.	67,212
85	Cal-Maine Foods, Inc.	6,724
13,000	China Agri-Industries Holdings Ltd., (Hong Kong)	5,317
8,000	China Yurun Food Group Ltd., (China) (a)	3,901
50	CJ CheilJedang Corp., (South Korea)	18,645
824	Darling Ingredients, Inc. (a)	15,887
3,000	First Resources Ltd., (Singapore)	4,850
187	Fresh Del Monte Produce, Inc.	5,973
900	Glanbia plc, (Ireland)	13,718
37,000	Golden Agri-Resources Ltd., (Singapore)	15,105
1,121	GrainCorp Ltd., (Australia), Class A	9,493
200	Hokuto Corp., (Japan)	3,780
3,000	Indofood Agri Resources Ltd., (Singapore)	2,076
400	Ingredion, Inc.	31,904
386	Maple Leaf Foods, Inc., (Canada)	7,189
1,648	Marine Harvest ASA, (Norway)	22,354
300	Maruha Nichiro Corp., (Japan)	4,668
1,000	NH Foods Ltd., (Japan)	21,180
2,000	Nichirei Corp., (Japan)	9,423
1,000	Nippon Flour Mills Co., Ltd., (Japan)	5,029
1,500	Nippon Suisan Kaisha Ltd., (Japan) (a)	4,358
368	Nutreco N.V., (Netherlands)	14,159
306	Pilgrim’s Pride Corp. (a)	9,140
268	Salmar ASA, (Norway)	4,982
106	Sanderson Farms, Inc.	9,892
2	Seaboard Corp. (a)	5,798
379	Suedzucker AG, (Germany)	6,528
2,416	Tate & Lyle plc, (United Kingdom)	27,136
1,485	Tyson Foods, Inc., Class A	56,519
30	Vilmorin & Cie S.A., (France)	3,406
14,000	Wilmar International Ltd., (Singapore)	35,397

	Total Consumer Staples	839,538

	Industrials — 0.4%
	Machinery — 0.4%
461	AGCO Corp.	22,515
912	CNH Industrial N.V., (United Kingdom)	7,970

SHARES	SECURITY DESCRIPTION	VALUE($)

	Machinery — continued
1,994	Deere & Co.	167,675
2,000	Iseki & Co., Ltd., (Japan)	5,370
6,000	Kubota Corp., (Japan)	85,925
75	Lindsay Corp.	5,834
263	Titan International, Inc.	3,814

	Total Industrials	299,103

	Materials — 1.7%
	Chemicals — 1.7%
770	Agrium, Inc., (Canada)	72,815
131	American Vanguard Corp.	1,761
76	Auriga Industries A/S, (Denmark), Class B (a)	4,217
285	CF Industries Holdings, Inc.	73,436
12,000	China BlueChemical Ltd., (China), Class H	5,914
282	Intrepid Potash, Inc. (a)	4,323
2,201	Israel Chemicals Ltd., (Israel)	17,043
16	Israel Corp., Ltd. (The), (Israel) (a)	9,027
898	K+S AG, (Germany)	27,941
2,846	Monsanto Co.	329,140
1,778	Mosaic Co. (The)	84,917
856	Nufarm Ltd., (Australia)	3,448
390	PhosAgro OAO, (Russia), Reg. S, GDR	4,407
4,595	Potash Corp. of Saskatchewan, Inc., (Canada)	161,393
230	Scotts Miracle-Gro Co. (The), Class A	13,278
463	Sociedad Quimica y Minera de Chile S.A., (Chile), ADR	12,677
502	Syngenta AG, (Switzerland)	180,300
1,405	Uralkali OJSC, (Russia), Reg. S, GDR	26,215
946	Yara International ASA, (Norway)	47,468

	Total Materials	1,079,720

	Total Common Stocks (Cost $1,963,296)	2,218,361

Exchange Traded Funds — 17.0%
	International Equity — 17.0%
56,051	iShares Global Energy ETF	2,669,709
140,053	iShares Global Infrastructure ETF	6,202,948
63,572	iShares MSCI Global Metals & Mining Producers ETF	1,294,962
28,296	Market Vectors Gold Miners ETF	755,220

	Total Exchange Traded Funds (Cost $9,222,243)	10,922,839

Investment Companies — 77.6% (b)
	Alternative Assets — 20.3%
407,455	JPMorgan Commodities Strategy Fund, Class R6 Shares	5,451,751

SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. MORGAN FUNDS	AUGUST 31, 2014

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — continued
	Alternative Assets — continued
567,698	JPMorgan Realty Income Fund, Class R5 Shares (m)	7,595,802

	Total Alternative Assets	13,047,553

	Fixed Income — 57.3%
1,187,935	JPMorgan Floating Rate Income Fund, Class R6 Shares	11,938,745
2,062,197	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	21,859,288
304,476	JPMorgan Real Return Fund, Institutional Class Shares (m)	3,136,098

	Total Fixed Income	36,934,131

	Total Investment Companies (Cost $47,883,928)	49,981,684

Short-Term Investment — 2.1%
	Investment Company — 2.1%
1,378,004	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $1,378,004)	1,378,004

	Total Investments — 100.1% (Cost $60,447,471)	64,500,888
	Liabilities in Excess of Other Assets — (0.1)%	(64,800)

	NET ASSETS — 100.0%	$64,436,088

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	— American Depositary Receipt
ETF	— Exchange Traded Fund
GDR	— Global Depositary Receipt
MSCI	— Morgan Stanley Capital International
Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	— The rate shown is the current yield as of August 31, 2014.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments as described in Note 2.A. of the Notes to Financial Statements are $773,748 and 1.2%, respectively.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN FUNDS	5

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2014

Diversified Real Return Fund
ASSETS:
Investments in non-affiliates, at value	$13,141,200
Investments in affiliates, at value	51,359,688

Total investment securities, at value	64,500,888
Cash	15,238
Foreign currency, at value	17,883
Receivables:
Fund shares sold	41,584
Dividends from non-affiliates	1,947
Dividends from affiliates	72,336
Tax reclaims	3,104
Due from Adviser	15,858

Total Assets	64,668,838

LIABILITIES:
Payables:
Investment securities purchased	72,323
Fund shares redeemed	12,140
Accrued liabilities:
Shareholder servicing fees	1,837
Distribution fees	729
Custodian and accounting fees	52,402
Audit fees	55,522
Transfer agent fees	14,580
Other	23,217

Total Liabilities	232,750

Net Assets	$64,436,088

SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. MORGAN FUNDS	AUGUST 31, 2014

Diversified Real Return Fund
NET ASSETS:
Paid-in-Capital	$64,049,195
Accumulated undistributed (distributions in excess of) net investment income	110,659
Accumulated net realized gains (losses)	(3,776,923)
Net unrealized appreciation (depreciation)	4,053,157

Total Net Assets	$64,436,088

Net Assets:
Class A	$2,001,598
Class C	443,103
Class R2	50,821
Class R5	42,715,599
Select Class	19,224,967

Total	$64,436,088

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	132,688
Class C	29,441
Class R2	3,361
Class R5	2,820,378
Select Class	1,270,848

Net Asset Value (a):
Class A — Redemption price per share	$15.08
Class C — Offering price per share (b)	15.05
Class R2 — Offering and redemption price per share	15.12
Class R5 — Offering and redemption price per share	15.15
Select Class — Offering and redemption price per share	15.13
Class A maximum sales charge	4.50%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$15.79

Cost of investments in non-affiliates	$11,185,539
Cost of investments in affiliates	49,261,932
Cost of foreign currency	18,103

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN FUNDS	7

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2014

Diversified Real Return Fund
INVESTMENT INCOME:
Dividend income from non-affiliates	$326,600
Dividend income from affiliates	1,197,861
Foreign taxes withheld	(4,256)

Total investment income	1,520,205

EXPENSES:
Investment advisory fees	74,816
Administration fees	74,816
Distribution fees:
Class A	7,228
Class C	10,588
Class R2	4,549
Shareholder servicing fees:
Class A	7,228
Class C	3,529
Class R2	2,275
Class R5	25,554
Select Class	46,245
Custodian and accounting fees	73,302
Interest expense to affiliates	25
Professional fees	76,801
Trustees’ and Chief Compliance Officer’s fees	725
Printing and mailing costs	23,000
Registration and filing fees	93,148
Transfer agent fees	37,350
Other	8,835

Total expenses	570,014

Less amounts waived	(202,466)
Less expense reimbursements	(127,703)

Net expenses	239,845

Net investment income (loss)	1,280,360

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	22,588
Investments in affiliates	(1,441,283)
Foreign currency transactions	(51)

Net realized gain (loss)	(1,418,746)

Distributions of capital gains received from investment company affiliates	255,927

Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	2,659,479
Investments in affiliates	3,335,738
Foreign currency translations	(165)

Change in net unrealized appreciation/depreciation	5,995,052

Net realized/unrealized gains (losses)	4,832,233

Change in net assets resulting from operations	$6,112,593

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN FUNDS	AUGUST 31, 2014

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

	Diversified Real Return Fund
	Year Ended August 31, 2014	Year Ended August 31, 2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,280,360	$1,360,792
Net realized gain (loss)	(1,418,746)	(2,195,649)
Distributions of capital gains received from investment company affiliates	255,927	425,869
Change in net unrealized appreciation/depreciation	5,995,052	(3,156,499)

Change in net assets resulting from operations	6,112,593	(3,565,487)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(58,121)	(44,417)
From net realized gains	—	(1,134)
Class C
From net investment income	(22,202)	(27,584)
From net realized gains	—	(1,080)
Class R2
From net investment income	(17,739)	(18,987)
From net realized gains	—	(657)
Class R5
From net investment income	(981,802)	(1,182,252)
From net realized gains	—	(26,784)
Select Class
From net investment income	(386,832)	(239,655)
From net realized gains	—	(4,754)

Total distributions to shareholders	(1,466,696)	(1,547,304)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(35,400,942)	39,559,709

NET ASSETS:
Change in net assets	(30,755,045)	34,446,918
Beginning of period	95,191,133	60,744,215

End of period	$64,436,088	$95,191,133

Accumulated undistributed (distributions in excess of) net investment income	$110,659	$194,961

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN FUNDS	9

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

	Diversified Real Return Fund
	Year Ended August 31, 2014	Year Ended August 31, 2013
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$640,623	$2,233,166
Distributions reinvested	58,121	43,731
Cost of shares redeemed	(2,215,174)	(696,714)

Change in net assets resulting from Class A capital transactions	$(1,516,430)	$1,580,183

Class C
Proceeds from shares issued	$37,174	$384,993
Distributions reinvested	21,585	27,902
Cost of shares redeemed	(1,778,174)	(301,849)

Change in net assets resulting from Class C capital transactions	$(1,719,415)	$111,046

Class R2
Proceeds from shares issued	$5,144	$36,453
Distributions reinvested	17,261	19,391
Cost of shares redeemed	(1,341,312)	(542)

Change in net assets resulting from Class R2 capital transactions	$(1,318,907)	$55,302

Class R5
Proceeds from shares issued	$43,629,505	$43,122,266
Distributions reinvested	978,295	1,207,212
Cost of shares redeemed	(75,735,934)	(12,413,669)

Change in net assets resulting from Class R5 capital transactions	$(31,128,134)	$31,915,809

Select Class
Proceeds from shares issued	$2,238,888	$11,590,948
Distributions reinvested	383,931	243,956
Cost of shares redeemed	(2,340,875)	(5,937,535)

Change in net assets resulting from Select Class capital transactions	$281,944	$5,897,369

Total change in net assets resulting from capital transactions	$(35,400,942)	$39,559,709

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN FUNDS	AUGUST 31, 2014

	Diversified Real Return Fund
	Year Ended August 31, 2014	Year Ended August 31, 2013
SHARE TRANSACTIONS:
Class A
Issued	43,670	152,787
Reinvested	3,997	2,987
Redeemed	(149,658)	(47,443)

Change in Class A Shares	(101,991)	108,331

Class C
Issued	2,538	25,678
Reinvested	1,503	1,906
Redeemed	(120,622)	(20,679)

Change in Class C Shares	(116,581)	6,905

Class R2
Issued	354	2,427
Reinvested	1,199	1,320
Redeemed	(90,134)	(37)

Change in Class R2 Shares	(88,581)	3,710

Class R5
Issued	2,990,640	2,868,288
Reinvested	66,779	82,017
Redeemed	(5,168,503)	(832,730)

Change in Class R5 Shares	(2,111,084)	2,117,575

Select Class
Issued	152,058	775,825
Reinvested	26,213	16,616
Redeemed	(160,725)	(393,455)

Change in Select Class Shares	17,546	398,986

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN FUNDS	11

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain		Total distributions
Diversified Real Return Fund
Class A
Year Ended August 31, 2014	$14.25	$0.22	(h)(l)	$0.89	$1.11	$(0.28)	$—		$(0.28)
Year Ended August 31, 2013	15.07	0.21	(h)	(0.78)	(0.57)	(0.24)	(0.01)		(0.25)
Year Ended August 31, 2012	15.14	0.21	(h)(l)	(0.11)	0.10	(0.17)	—	(i)	(0.17)
March 31, 2011(j) through August 31, 2011	15.00	0.10	(h)	0.08	0.18	(0.04)	—		(0.04)

Class C
Year Ended August 31, 2014	14.20	0.14	(h)(l)	0.89	1.03	(0.18)	—		(0.18)
Year Ended August 31, 2013	15.03	0.12	(h)	(0.76)	(0.64)	(0.18)	(0.01)		(0.19)
Year Ended August 31, 2012	15.13	0.14	(h)	(0.12)	0.02	(0.12)	—	(i)	(0.12)
March 31, 2011(j) through August 31, 2011	15.00	0.08	(h)	0.08	0.16	(0.03)	—		(0.03)

Class R2
Year Ended August 31, 2014	14.24	0.18	(h)(l)	0.89	1.07	(0.19)	—		(0.19)
Year Ended August 31, 2013	15.06	0.16	(h)	(0.76)	(0.60)	(0.21)	(0.01)		(0.22)
Year Ended August 31, 2012	15.14	0.18	(h)	(0.12)	0.06	(0.14)	—	(i)	(0.14)
March 31, 2011(j) through August 31, 2011	15.00	0.09	(h)	0.08	0.17	(0.03)	—		(0.03)

Class R5
Year Ended August 31, 2014	14.31	0.26	(h)(l)	0.91	1.17	(0.33)	—		(0.33)
Year Ended August 31, 2013	15.11	0.26	(h)	(0.78)	(0.52)	(0.27)	(0.01)		(0.28)
Year Ended August 31, 2012	15.16	0.19	(h)	(0.03)	0.16	(0.21)	—	(i)	(0.21)
March 31, 2011(j) through August 31, 2011	15.00	0.12	(h)	0.09	0.21	(0.05)	—		(0.05)

Select Class
Year Ended August 31, 2014	14.29	0.26	(h)(l)	0.89	1.15	(0.31)	—		(0.31)
Year Ended August 31, 2013	15.10	0.24	(h)	(0.78)	(0.54)	(0.26)	(0.01)		(0.27)
Year Ended August 31, 2012	15.16	0.28	(h)(l)	(0.14)	0.14	(0.20)	—	(i)	(0.20)
March 31, 2011(j) through August 31, 2011	15.00	0.12	(h)(l)	0.08	0.20	(0.04)	—		(0.04)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by timing of distributions from Underlying Funds.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(f)	Does not include expenses of Underlying Funds.
(g)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(h)	Calculated based upon average shares outstanding.
(i)	Amount rounds to less than $0.01.
(j)	Commencement of operations.
(k)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended August 31, 2011.
(l)	Net investment income (loss) may appear disproportionate among classes due to the timing of recognition of income and changes in the relative size of the classes.

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN FUNDS	AUGUST 31, 2014

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period	Net expenses (e)(f)		Net investment income (loss) (b)(e)		Expenses without waivers, reimbursements and earnings credits (f)		Portfolio turnover rate (c)(g)

$15.08	7.88%	$2,001,598	0.61%		1.51	%(l)	1.13%		59%
14.25	(3.81)	3,345,116	0.61		1.39		0.99		39
15.07	0.70	1,904,463	0.61		1.43		1.29		42
15.14	1.21	189,874	0.61	(k)	1.64	(k)(l)	31.73	(k)	13

15.05	7.34	443,103	1.11		0.98	(l)	1.60		59
14.20	(4.29)	2,073,901	1.11		0.82		1.49		39
15.03	0.16	2,091,357	1.11		0.96		1.88		42
15.13	1.06	338,775	1.11	(k)	1.28	(k)(l)	30.38	(k)	13

15.12	7.60	50,821	0.86		1.25	(l)	1.34		59
14.24	(4.03)	1,309,391	0.86		1.06		1.24		39
15.06	0.45	1,329,140	0.86		1.23		1.47		42
15.14	1.12	50,563	0.86	(k)	1.37	(k)(l)	33.56	(k)	13

15.15	8.24	42,715,599	0.26		1.74	(l)	0.66		59
14.31	(3.44)	70,551,417	0.26		1.73		0.54		39
15.11	1.08	42,521,881	0.26		1.26		0.64		42
15.16	1.39	60,354	0.26	(k)	1.93	(k)(l)	32.71	(k)	13

15.13	8.16	19,224,967	0.36		1.75	(l)	0.90		59
14.29	(3.58)	17,911,308	0.36		1.59		0.74		39
15.10	0.95	12,897,374	0.36		1.86		1.00		42
15.16	1.37	1,097,846	0.36	(k)	1.82	(k)(l)	32.78	(k)	13

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014	J.P. MORGAN FUNDS	13

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

	Classes Offered	Diversified/Non-Diversified

Diversified Real Return Fund	Class A, Class C, Class R2, Class R5 and Select Class	Diversified

The investment objective of the Fund is to seek to maximize long-term real return.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class R2, Class R5 and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund’s prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each investment company’s net asset value per share (“NAV”) as of the report date. Equity securities, including investments in Exchange Traded Funds (“ETFs”), listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Board of Trustees, the Fund applies fair value pricing on equity securities on a daily basis, except for North American, Central American, South American and Caribbean equity securities held in its portfolio, by utilizing the quotations of an independent pricing service, unless the Adviser determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Fund calculates its net asset values.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

14	J.P. MORGAN FUNDS	AUGUST 31, 2014

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Staples	$496,783	$342,755	$—	$839,538
Industrials	207,808	91,295	—	299,103
Materials	805,615	274,105	—	1,079,720

Total Common Stocks	1,510,206	708,155	—	2,218,361

Exchange Traded Funds	10,922,839	—	—	10,922,839
Investment Companies	49,981,684	—	—	49,981,684
Short-Term Investment
Investment Company	1,378,004	—	—	1,378,004

Total Investments in Securities	$63,792,733	$708,155	$—	$64,500,888

There were no transfers among any levels during the year ended August 31, 2014.

B. Investment Transactions with Affiliates — The Fund invests in certain Underlying Funds which are advised by the Adviser or its affiliates pursuant to Section 12(d)(1)(G) of the 1940 Act. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the following to be affiliated issuers. Included in the purchases and sales amounts in the table below are exchanges between certain share classes of the affiliated Underlying Funds. Such exchanges are not treated as purchases and sales for the purpose of recognizing realized gains (losses) or portfolio turnover. Included in the realized gain (loss) amounts in the table below are distributions of realized capital gains, if any, received from the affiliated Underlying Funds:

	For the year ended August 31,2014
Affiliate	Value at August 31, 2013	Purchase Cost	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Shares at August 31, 2014	Value at August 31, 2014
JPMorgan Commodities Strategy Fund, Class R6 Shares	$7,707,558	$3,620,522	$5,502,000	$(498,530)	$523	407,455	$5,451,751
JPMorgan Floating Rate Income Fund, R6 Class Shares	—	18,057,702	6,168,000	7,467	264,475	1,187,935	11,938,745
JPMorgan Floating Rate Income Fund, Select Class Shares	20,095,750	8,769,142	28,916,566	53,429	397,748	—	—
JPMorgan Inflation Managed Bond Fund, Class R6 Shares	27,450,391	15,609,714	21,745,000	(332,392)	353,059	2,062,197	21,859,288
JPMorgan Prime Money Market Fund, Institutional Class Shares	396,897	43,219,771	42,238,664	13	208	1,378,004	1,378,004
JPMorgan Real Return Fund, Institutional Class Shares	11,608,970	1,047,234	9,725,000	(647,333)	27,120	304,476	3,136,098
JPMorgan Realty Income Fund, Class R5 Shares	11,030,995	4,845,816	9,700,000	231,990	154,728	567,698	7,595,802

Total	$78,290,561			$(1,185,356)	$1,197,861		$51,359,688

C. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

AUGUST 31, 2014	J.P. MORGAN FUNDS	15

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (continued)

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held. Accordingly, such foreign currency gains (losses) are included in the reported Change in net unrealized appreciation/depreciation on investment transactions on the Statement of Operations. The Fund does isolate the effect of changes in foreign exchange rates from fluctuations in market prices of securities when determining realized gain or loss for sales of fixed income securities.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/ depreciation on foreign currency translations on the Statement of Operations.

D. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Dividend income net of foreign taxes withheld, if any, and distributions of net investment income and realized capital gains from the Underlying Funds and ETFs, if any, are recorded on the ex-dividend date or when the Fund first learns of the dividend.

E. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

The Fund invests in Underlying Funds and ETFs and, as a result, bears a portion of the expenses incurred by these Underlying Funds and ETFs. These expenses are not reflected in the expenses shown in the Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights. Certain expenses of affiliated Underlying Funds are waived by the Fund as described in Note 3.F.

F. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of August 31, 2014, no liability for income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Foreign Taxes — The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

H. Distributions to Shareholders — Distributions from net investment income are generally declared and paid quarterly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts:

Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
$—	$102,034	$(102,034)

The reclassifications for the Fund relate primarily to investments in regulated investment companies.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, the Adviser, an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.10% of the Fund’s average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

16	J.P. MORGAN FUNDS	AUGUST 31, 2014

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.10% of the Fund’s average daily net assets on the first $500 million in Fund assets; 0.075% of the Fund’s average daily net assets between $500 million and $1 billion and 0.05% of the Fund’s average daily net assets in excess of $1 billion. For the year ended August 31, 2014 the effective rate was 0.10% of the Fund’s average daily net assets, notwithstanding any fee waivers and reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of the Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C and Class R2 Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to the Distributor, at annual rates of 0.25%, 0.75% and 0.50% of the average daily net assets of Class A, Class C and Class R2 Shares, respectively.

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended August 31, 2014, the Distributor retained the following amounts:

Front-End Sales Charge	CDSC
$491	$—

D. Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

Class A	Class C	Class R2	Class R5	Select Class
0.25%	0.25%	0.25%	0.05%	0.25%

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Fund. For these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. Payments to the custodian may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately in the Statement of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates in the Statement of Operations

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates in the Statement of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees “Underlying Funds and ETFs”, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Fund’s average daily net assets as shown in the table below:

Class A	Class C	Class R2	Class R5	Select Class
0.61%	1.11%	0.86%	0.26%	0.36%

The expense limitation agreement was in effect for the year ended August 31, 2014. The contractual expense limitation percentages in the table above are in place until at least December 31, 2014.

For the year ended August 31, 2014, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Waivers
Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
$65,729	$74,816	$61,121	$201,666	$127,703

AUGUST 31, 2014	J.P. MORGAN FUNDS	17

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (continued)

Additionally, the Fund may invest in one or more money market funds advised by the Adviser or its affiliates. The Adviser, Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Fund’s investment in such affiliated money market fund. A portion of the waiver and/or reimbursement is voluntary.

The amount of waivers resulting from investments in these money market funds for the year ended August 31, 2014 was $800.

The Underlying Funds may impose separate shareholder servicing fees. To avoid charging a shareholder servicing fee at an effective rate above 0.25% for Class A, Class C, Class R2 and Select Class Shares and above 0.05% for Class R5 Shares, the Fund’s Distributor may waive shareholder servicing fees with respect to the Fund in an amount equal to the weighted average pro-rata amount of shareholder servicing fees charged by the affiliated Underlying Funds. This waiver may be in addition to any waivers required to meet the Fund’s contractual expense limitations, but will not exceed the Fund’s shareholder serving fees.

G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with Federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended August 31, 2014, the Fund may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Fund may use related party broker-dealers. For the year ended August 31, 2014, the Fund did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

The SEC has granted an exemptive order permitting the Fund to invest in certain financial instruments in addition to Underlying Funds and securities.

4. Investment Transactions

During the year ended August 31, 2014, purchases and sales of investments (excluding short-term investments) were as follows:

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$42,940,857	$78,122,954

During the year ended August 31, 2014, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at August 31, 2014 were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$60,620,939	$4,405,299	$525,350	$3,879,949

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to wash sale loss deferrals.

The tax character of distributions paid during the year ended August 31, 2014 was as follows:

Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
$1,466,696	$—	$1,466,696

The tax character of distributions paid during the year ended August 31, 2013 was as follows:

Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
$1,512,913	$34,391	$1,547,304

18	J.P. MORGAN FUNDS	AUGUST 31, 2014

As of August 31, 2014, the components of net assets (excluding paid-in-capital) on a tax basis were as follows:

Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain or (Tax Basis Loss Carryover)	Unrealized Appreciation (Depreciation)
$111,119	$(3,123,083)	$3,879,689

The cumulative timing differences primarily consist of wash sale loss deferrals and post-October capital loss deferrals.

As of August 31, 2014, the Fund had net capital loss carryforwards as follows:

Capital Loss Carryforward Character
Short-Term	Long-Term
$2,301,445	$821,638

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended August 31, 2014, the Fund deferred to September 1, 2014 post-October capital losses of:

Short-Term	Long-Term
$433,308	$47,063

6. Borrowings

The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are both investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 10, 2014.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2014, or at any time during the year then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statement of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The Fund has shareholders, which are accounts maintained by financial intermediaries on behalf of their clients, that own a significant portion of the Fund’s outstanding shares.

Significant shareholder transactions by these shareholders may impact the Fund’s performance.

Because of the Fund’s investments in Underlying Funds and ETFs, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds and ETFs. As a result, the cost of investing in the Fund may be higher than the cost of investing in a mutual fund that invests directly in individual securities and financial instruments. The Fund is also subject to certain risks related to the Underlying Funds’ and ETFs’ investments in securities and financial instruments such as fixed income securities, including high yield, asset-backed and mortgage-related securities, equity securities, foreign and emerging markets securities, commodities and real estate securities. These securities are subject to risks specific to their structure, sector or market.

The Fund may also invest in unaffiliated ETFs. ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles and may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price below or above their NAV (also known as a discount or premium, respectively).

AUGUST 31, 2014	J.P. MORGAN FUNDS	19

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (continued)

In addition, the Underlying Funds and ETFs may use derivative instruments in connection with their individual investment strategies including futures, forward foreign currency exchange contracts, options, swaps and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in other types of securities.

Specific risks and concentrations present in the Underlying Funds and ETFs are disclosed within their individual financial statements and registration statements, as appropriate.

20	J.P. MORGAN FUNDS	AUGUST 31, 2014

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of JPMorgan Trust I and the Shareholders of JPMorgan Diversified Real Return Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Diversified Real Return Fund (a separate fund of JPMorgan Trust I) (the “Fund”) at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the transfer agent, custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

October 29, 2014

AUGUST 31, 2014	J.P. MORGAN FUNDS	21

TRUSTEES

(Unaudited)

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Fund (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	164	Director, Cardinal Health, Inc. (CAH) (1994-present); Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts.

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Professor, City University of New York (2013-present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New York) (1998-1999).	164	Trustee, Museum of Jewish Heritage (2011-present).

Robert J. Higgins (1945); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	164	None

Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	164	None

Mary E. Martinez (1960); Trustee of Trust since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-Present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management; U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	164	None

Marilyn McCoy* (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	164	Trustee, Carleton College (2003-present).

Mitchell M. Merin (1953); Trustee of Trust since 2013.	Retired; President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1998-2005).	164	Director, Sun Life Financial (SLF) (2007-2013) (financial services and insurance); Trustee, Trinity College, Hartford, CT (2002-2010).

William G. Morton, Jr. (1937); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Retired; Chairman Emeritus (2001-2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985-2001).	164	Director, Radio Shack Corp. (electronics) (1987-2008); Director, National Organization of Investment Professionals; Trustee of the Stratton Mountain School (2001-present).

Dr. Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	164	Trustee, American University in Cairo (1999-present); Chairman, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present); Trustee, American Museum of Fly Fishing (2013-present).

22	J.P. MORGAN FUNDS	AUGUST 31, 2014

Name (Year of Birth); Positions With the Fund (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees (continued)

Marian U. Pardo** (1946); Trustee of Trust since 2013.	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	164	Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Adviser, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988-1999).	164	Trustee, Wabash College (1988-present); Chairman, Indianapolis Symphony Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	164	None
Interested Trustee Not Affiliated With the Adviser

Frankie D. Hughes*** (1952), Trustee of Trust since 2008.	President, Ashland Hughes Properties (property management) (since 2014); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	164	Trustee, The Victory Portfolios (2000-2008) (Investment companies).

(1)	The Trustees serve for an indefinite term, subject to the Trust’s current retirement policy, which is age 78 for all Trustees. In order to fill the vacancies created by the retirement of Fergus Reid, III, William J. Armstrong, and Leonard J. Spalding Jr., effective December 31, 2012, the Board appointed Ms. Martinez and Mr. Merin to serve as Trustees effective January 1, 2013 and Ms. Pardo to serve as Trustee effective February 1, 2013.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes eleven registered investment companies (164 funds).

*	Two members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.

**	In connection with prior employment with JPMorgan Chase, Ms. Pardo is the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully funded qualified plan, which is not an obligation of JPMorgan Chase.

***	Ms. Hughes is treated as an “interested person” based on the portfolio holdings of clients of Hughes Capital Management, Inc.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

AUGUST 31, 2014	J.P. MORGAN FUNDS	23

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Robert L. Young (1963), President and Principal Executive Officer (2013)**

Chief Operating Officer and Director, J.P. Morgan Investment Management Inc. since 2010; Senior Vice President, J.P. Morgan Funds (2005-2010), Chief Operating Officer, J.P. Morgan Funds (2005-2010); Director and various officer positions for JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to present. Mr. Young has been with JPMorgan Chase & Co. (formerly Bank One Corporation) since 1997.

Laura M. Del Prato (1964), Treasurer and Principal Financial Officer (2014)	Managing Director, JPMorgan Funds Management, Inc. (since 2014); Partner, Cohen Fund Audit Services, Ltd. (2012-2013); Partner (2004-2012) and various other titles (1990-2004) at KPMG, LLP.

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008; Previously, Director, Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds and Seligman Data Corp.; Director and Corporate Secretary, Seligman Advisors, Inc. and Seligman Services, Inc.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Annik Pastore (1966), AML Compliance Officer (2014)*

Executive Director and Global Financial Crime Compliance Officer for JPMorgan Global Investment Management for the U.S. and EMEA since 2012, AML officer for various JPMAM lines of business from 2007-2012.

Elizabeth A. Davin (1964), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)**

Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; formerly, Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2011.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Vice President and Assistant General Counsel, JPMorgan Chase since 2011; Associate, Skadden, Arps, Slate, Meagher & Flom LLP (law firm) from 2006 to 2011.

Gregory S. Samuels (1980), Assistant Secretary (2010)	Executive Director and Assistant General Counsel, JPMorgan Chase since 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase since 2010; Associate, Ropes & Gray (law firm) from 2008 to 2010; Associate, Clifford Chance LLP (law firm) from 2005 to 2008.

Pamela L. Woodley (1971), Assistant Secretary (2012)***	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, JPMorgan Funds Management, Inc. from May 2014; formerly Executive Director, JPMorgan Funds Management, Inc. from 2012 until May 2014; prior to joining JPMorgan Chase, Mr. D’Ambrosio was a Tax Director at PricewaterhouseCoopers LLP since 2006.

Joseph Parascondola (1963), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2010; prior to August 2010, Vice President and Controller, Legg Mason Global Asset Management.

Julie A. Roach (1971), Assistant Treasurer (2012)**	Vice President, JPMorgan Funds Management, Inc. from August 2012; prior to joining JPMorgan Chase, Ms. Roach was a Senior Manager with Deloitte since 2001.

Gillian I. Sands (1969), Assistant Treasurer (2012)	Vice President, JPMorgan Funds Management, Inc. from September 2012; Assistant Treasurer, Wells Fargo Funds Management (2007-2009).

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 60 Victoria Embankment, Floor 06, London, EC4Y 0JP, United Kingdom.

**	The contact address for the officer is 460 Polaris Parkway, Westerville, OH 43082.

***	The contact address for the officer is 4 New York Plaza, Floor 21, New York, NY 10004.

24	J.P. MORGAN FUNDS	AUGUST 31, 2014

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in each Class (not including expenses of the Underlying Funds and ETFs) and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 31, 2014 and continued to hold your shares at the end of the reporting period, August 31, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees and expenses of the Underlying Funds and ETFs. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During the Period*	Annualized Expense Ratio
Diversified Real Return Fund
Class A
Actual	$1,000.00	$1,034.90	$3.13	0.61%
Hypothetical	1,000.00	1,022.13	3.11	0.61
Class C
Actual	1,000.00	1,032.20	5.69	1.11
Hypothetical	1,000.00	1,019.61	5.65	1.11
Class R2
Actual	1,000.00	1,033.70	4.41	0.86
Hypothetical	1,000.00	1,020.87	4.38	0.86
Class R5
Actual	1,000.00	1,037.30	1.34	0.26
Hypothetical	1,000.00	1,023.89	1.33	0.26
Select Class
Actual	1,000.00	1,036.20	1.85	0.36
Hypothetical	1,000.00	1,023.39	1.84	0.36

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period.)

AUGUST 31, 2014	J.P. MORGAN FUNDS	25

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in person in June and August 2014, at which the Trustees considered the continuation of the investment advisory agreement for the Fund whose annual report is contained herein (the “Advisory Agreement”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the Fund and the other J.P. Morgan Funds in which the Fund invests (“Underlying Funds”). Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreement or any of their affiliates, approved the continuation of the Advisory Agreement on August 20, 2014.

As part of their review of the Advisory Agreement, the Trustees considered and reviewed performance and other information about the Fund and Underlying Funds received from the Adviser. This information includes the Fund’s and Underlying Funds’ performance as compared to the performance of the Fund’s and Underlying Funds’ peers and benchmarks and analyses by the Adviser of the Fund’s and Underlying Funds’ performance. In addition, the Trustees have engaged an independent management consulting firm (“independent consultant”) to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. The Adviser also periodically provides comparative information regarding the Fund’s and Underlying Funds’ expense ratios and those of their peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including, with respect to the Fund and/or Underlying Funds, performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The Trustees’ independent consultant also provided additional analyses of the performance of certain J.P. Morgan Funds with greater than two years of performance history in connection with the Trustees’ review of the Advisory Agreement. Before voting on the proposed Advisory Agreement, the Trustees reviewed the proposed agreement with representatives of the Adviser, counsel to the Trust, and independent legal counsel, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the proposed agreement. The Trustees also discussed the proposed agreement in executive sessions with independent legal counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve the Advisory Agreement.

The Trustees considered information provided with respect to the Fund and Underlying Funds over the course of the year. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Adviser from the Fund under the Advisory Agreement was fair and reasonable and that the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of the services provided to the Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of, and the amount of attention given to the Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of the Fund. The Trustees also reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Adviser.

The Trustees also considered its knowledge of the nature and quality of the services provided by the Adviser to the Fund and Underlying Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Fund and Underlying Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s

26	J.P. MORGAN FUNDS	AUGUST 31, 2014

willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Fund and Underlying Funds.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to the Fund and Underlying Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Fund, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Adviser under the Advisory Agreement was not unreasonable in light of the services and benefits provided to the Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the J.P. Morgan Funds including the benefits received by the Adviser and its affiliates in connection with the Fund’s investments in the Underlying Funds. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Adviser, earn fees from the Fund and/or Underlying Funds for providing administrative and shareholder services. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Fund’s distributor and that these fees are in turn generally paid to financial intermediaries that sell the Fund, including financial intermediaries that are affiliates of the Adviser. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting and other related services for the Fund and/or Underlying Funds.

Economies of Scale

The Trustees considered the extent to which the Fund benefits from economies of scale. The Trustees noted that the proposed investment advisory fee schedule for the Fund does not contain breakpoints, but that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of non-money market fund assets excluding certain funds-of-funds, as applicable, advised by the Adviser, and that the Fund benefits from that breakpoint. The Trustees also noted that the Adviser has implemented fee waivers and expense limitations. The Trustees concluded that shareholders of the Fund generally benefited from the lower expense ratios that resulted from these factors. The Trustees also considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Adviser has in place that serve to limit the overall net expense ratio of the Fund at competitive levels, and that shareholders of the Fund effectively participated in the economies of scale through the fee waivers and expense limitations.

Independent Written Evaluation of the Fund’s Chief Compliance Officer

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreement.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser for investment management styles substantially similar to that of the Fund. The Trustees also considered the complexity of investment management for the Fund relative to the Adviser’s other clients and the differences in the nature and extent of the services provided to the different clients. The Trustees concluded that the fee rates charged to the Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for the Fund in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of the Fund within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for the applicable one-year period. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in the Fund’s Universe Group. The Lipper

AUGUST 31, 2014	J.P. MORGAN FUNDS	27

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited)(continued)

materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed the Fund’s performance against its benchmark and considered the performance information provided for the Fund at regular Board meetings by the Adviser. The Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to the Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the Fund’s performance was in the fifth and fourth quintiles for Class A and Select Class shares for the one-year period ended December 31, 2013, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that they were satisfied with the Adviser’s analysis of the Fund’s performance. They requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with members of the money market and alternative products committee at each of their regular meetings over the course of the next year.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by the Fund to the Adviser and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as the Fund. The Trustees recognized that Lipper reported the Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for the Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for the Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of the Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Fund’s net advisory fee and actual total expenses for both Class A and Select Class shares were in the first quintile of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory contracts of the Underlying Funds in which the Fund invests.

28	J.P. MORGAN FUNDS	AUGUST 31, 2014

SPECIAL SHAREHOLDER MEETING RESULTS

(Unaudited)

The Trust held a meeting of shareholders on June 10, 2014, for the purpose of considering and voting upon the election of Trustees.

Trustees were elected by the shareholders of all of the series of the Trust, including the Fund. The results of the voting were as follows:

Votes Received (Amounts in thousands)
John F. Finn
In Favor	172,130,223
Withheld	1,157,495

Dr. Matthew Goldstein
In Favor	172,109,164
Withheld	1,178,553

Robert J. Higgins
In Favor	158,338,954
Withheld	14,948,763

Frankie D. Hughes
In Favor	172,148,985
Withheld	1,138,733

Peter C. Marshall
In Favor	172,124,473
Withheld	1,163,244

Mary E. Martinez
In Favor	172,132,763
Withheld	1,154,954

Marilyn McCoy
In Favor	172,123,615
Withheld	1,164,102

Votes Received (Amounts in thousands)
Mitchell M. Merin
In Favor	172,132,812
Withheld	1,154,905

William G. Morton, Jr.
In Favor	172,111,749
Withheld	1,175,968

Robert A. Oden, Jr.
In Favor	172,098,600
Withheld	1,189,117

Marian U. Pardo
In Favor	172,162,159
Withheld	1,125,559

Frederick W. Ruebeck
In Favor	172,051,301
Withheld	1,236,416

James J. Schonbachler
In Favor	172,078,691
Withheld	1,209,026

AUGUST 31, 2014	J.P. MORGAN FUNDS	29

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Fund’s income and distributions for the taxable year ended August 31, 2014. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2014. The information necessary to complete your income tax returns for the calendar year ending December 31, 2014 will be provided under separate cover.

Dividends Received Deductions (DRD)

The Fund had 1.24% or maximum allowable percentage, of ordinary income distributions eligible for the 70% dividend received deduction for corporate rate shareholders for the fiscal year ended August 31, 2014.

Qualified Dividend Income (QDI)

The Fund had $475,213, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended August 31, 2014.

30	J.P. MORGAN FUNDS	AUGUST 31, 2014

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡Social Security number and account balances

¡transaction history and account transactions

¡checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

¡open an account or provide contact information

¡give us your account information or pay us by check

¡make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡sharing for affiliates’ everyday business purposes – information about your creditworthiness

¡affiliates from using your information to market to you

¡sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase &
Co., 2014. All rights reserved. August 2014.

AN-DRR-814

Annual Report

J.P. Morgan Income Funds

August 31, 2014

JPMorgan Global Bond Opportunities Fund

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

SEPTEMBER 18, 2014 (Unaudited)

Dear Shareholder:

With a backdrop of continued accommodative policies among the world’s central banks and a trend toward low growth, low inflation and low volatility, global financial markets stabilized and provided positive returns for the twelve months ended August 31, 2014. In the U.S., low borrowing costs, a surge in corporate mergers and healthy corporate earnings drove U.S. equity indices to successive record highs during the latter half of the period. Fixed income markets struggled early on but then swung to gains as long-term interest rates declined in 2014 and demand for debt securities outpaced supply. Bond yields, which generally move in the opposite direction of prices, tumbled lower over the second half of the twelve month period and yields on longer maturity U.S. Treasury securities reached their lowest levels in more than a year. From May through June, market volatility retreated to lows not consistently seen since 2007, before spiking in July on geopolitical tensions, and then retreating again at the end of August. The Barclays U.S. Aggregate Index returned 5.66% for the twelve month period. The Standard & Poor’s 500 Index put an exclamation point on the twelve months by breaching the 2,000-point level for the first time and closing at a record high 2003.37 points on August 29, 2014.

“While both global bond and equity markets performed well during the past twelve months, there remained notable investor uncertainty about the timing and scope of any change in Fed interest rate policy and uneasiness about the run up in equity prices.”

In the broader U.S. economy, growth returned after a notable drop in the winter months and business investment and spending on durable goods improved in the latter part of the 12 month period. While housing data was mixed, the unemployment rate dropped to 6.10% in August from 7.20% in September 2013, and other jobs numbers showed meaningful improvement. In response to sustained economic improvement — particularly in jobs data — the U.S. Federal Reserve (the “Fed”) announced in December that it would begin to taper off its Quantitative Easing program. During 2014, the Fed incrementally decreased its monthly purchases of U.S. Treasury bonds and mortgage-backed securities to $25 billion by the end of August. In 2014, Janet Yellen became chairwoman of the Fed and sought to reassure investors and the public at large that central bank policy would remain accommodative into 2015. In August, she reiterated that stance at a closely watched global economic conference in Jackson Hole, Wyoming.

The European Union (EU) returned to positive growth in 2013 and by December, Ireland had become the first member nation of the EU to exit its bailout program. However, overall unemployment in the EU remained exceptionally high and in 2014 the threat of price deflation arose. In an unprecedented move in June, European Central Bank President Mario Draghi cut the deposit rate to negative 0.10% from 0.00% in a bid to push banks to extend lending by effectively charging them for parking excess cash with the central bank. Draghi followed up at the Jackson Hole conference in August with a clear statement that acknowledged the need to spur job creation and signaled his commitment to support growth and head off a destructive deflationary spiral. In Japan, Prime Minister Shinzo Abe’s efforts to stimulate economic growth appeared to have some success in 2013, but by mid-2014 weaker-than-expected economic data fueled fears that his policies were faltering. Consumer spending declined sharply, potentially due to an April increase in the nation’s consumption tax. The Bank of Japan continued its aggressive program of bond purchases throughout 2014. The MSCI Europe, Australasia and Far East Index returned 16.09% for the twelve months ended August 31, 2014.

Isolated conflicts in Ukraine, Gaza and Iraq drove some investors toward so-called safe havens, particularly U.S. fixed income securities, but financial markets in general shrugged off much of the impact from these events. Elsewhere, a long-running dispute over restructured payments to holders of Argentina’s sovereign debt made headlines but had little effect on global bond markets.

Emerging markets generally performed well during the period, rebounding from a sell-off in late 2013. In China, domestic economic data weakened toward the end of the twelve month period. However, the government’s targeted stimulus appeared to be working to counter any slowdown in growth. Two of the world’s largest democracies, India and Indonesia, held generally peaceful elections, and Turkey’s prime minister was elected the next president, as expected. In Brazil, the death of opposition presidential candidate Eduardo Campos in an airplane crash raised uncertainty about the upcoming elections and prospects for change in Brazil’s economic policies. In Thailand, months of political unrest led to a military coup in May. For the twelve months ended August 31, 2014, the MSCI Emerging Markets Index returned 18.26%.

While both global bond and equity markets performed well during the past twelve months, there remained notable investor uncertainty about the timing and scope of any change in Fed interest rate policy and uneasiness about the run-up in equity prices. Policymakers and economists stated their fear that investors had grown complacent amid the extended period of low volatility seen across stock, bond, foreign exchange and commodities markets. At the same time, moderate price inflation and a stronger dollar helped to dispel warnings that Fed policies would unleash rapid inflation and debase the U.S. currency. In the face of these concerns, both bonds and equities generated positive solid returns for the twelve month period and rewarded those investors who maintained a diversified portfolio and a long-term perspective.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit
www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset
Management

AUGUST 31, 2014

J.P. MORGAN INCOME FUNDS

1

JPMorgan Global Bond Opportunities Fund

FUND COMMENTARY

TWELVE MONTHS ENDED AUGUST 31, 2014 (Unaudited)

REPORTING PERIOD RETURN:

Fund (Select Class Shares)*

8.11%

Barclays Multiverse Index

6.49%

Net Assets as of 8/31/2014 (In Thousands)

$203,958

Duration as of 8/31/2014

3.3 years

INVESTMENT OBJECTIVE**

The JPMorgan Global Bond Opportunities Fund (the “Fund”) seeks to provide total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the 12 months ended August 31, 2014, the Fund’s Select Class Shares outperformed the Barclays Multiverse Index. Within the fixed-income asset class, the high yield sector (also known as
“junk bonds”) posted strong returns for the reporting period. As such, the Fund’s investment in high yield corporate bonds was a leading contributor to the Fund’s absolute performance. The Fund’s allocation to investment grade corporate bonds and emerging markets debt also contributed to absolute performance.

The Fund’s investments in government bonds
detracted from absolute performance, as the Fund maintained a short duration position in government debt, mostly in the form of U.S. Treasuries and German Bunds. This positioning was negatively impacted by falling interest rates during the second half of the reporting period. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund invested opportunistically across different markets and sectors. The Fund’s managers applied a flexible investment approach and did not manage

to a benchmark. This allowed the Fund to shift its allocations based on changing market conditions. The Fund had exposure to a broad range of asset classes during the reporting period, including high yield and investment grade corporate bonds, agency and non-agency mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities, emerging market debt, convertible bonds and foreign government securities.

The Fund’s managers tactically adjusted the Fund’s exposure to emerging market debt throughout the reporting period, increasing the exposure to local currency denominated bonds in September and October 2013, before reducing this allocation going into the end of 2013. Given what they believed to be attractive valuations, the Fund managers tactically re-entered this market during 2014 to provide diversified exposure across what they believed were fundamentally strong emerging market economies. The Fund also increased its allocation to emerging markets corporate debt over the reporting period as it participated in the active new issue market. The Fund shifted the composition of its high yield corporate debt investments, moving from a higher allocation to U.S. issuers toward a greater allocation to European issuers at the end of the reporting period.

The Fund’s duration increased by just over one year during the reporting period as a byproduct of bond purchases (mainly in the agency mortgage, emerging markets debt and investment grade corporate debt sectors). The Fund’s duration was approximately 2.16 years when the reporting period began. The Fund’s duration was approximately 3.30 years at the end of the reporting period.

2

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2014

PORTFOLIO COMPOSITION***

Corporate Bonds

47.2
%

Foreign Government Securities

11.0

Asset-Backed Securities

6.5

Collateralized Mortgage Obligations

6.3

Preferred Securities

5.2

Loan Assignments

4.3

Mortgage Pass-Through Securities

2.8

Convertible Bonds

2.2

Commercial Mortgage-Backed Securities

1.7

Preferred Stocks

0.1

Short-Term Investment

12.7

PORTFOLIO COMPOSITION BY COUNTRY***

United States

38.2
%

United Kingdom

6.6

Luxembourg

5.3

Cayman Islands

4.1

Brazil

3.8

France

3.5

Mexico

3.2

Italy

3.2

Spain

2.8

Germany

2.4

Netherlands

2.3

South Africa

1.6

Switzerland

1.4

Ireland

1.1

Others (each less than 1.0%)

7.8

Short-Term Investment

12.7

*

The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

**

The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

***

Percentages indicated are based on total investments as of August 31, 2014. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2014

J.P. MORGAN INCOME FUNDS

3

JPMorgan Global Bond Opportunities Fund

FUND COMMENTARY

TWELVE MONTHS ENDED AUGUST 31, 2014 (Unaudited) (continued)

  AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31,
2014

INCEPTION DATE OF CLASS

1 YEAR

SINCE INCEPTION

CLASS A SHARES

September 4, 2012

Without Sales Charge

7.90
%

7.10
%

With Sales Charge*

3.84

5.06

CLASS C SHARES

September 4, 2012

Without CDSC

7.55

6.69

With CDSC**

6.55

6.69

CLASS R6 SHARES

September 4, 2012

8.28

7.52

SELECT CLASS SHARES

September 4, 2012

8.11

7.36

*

Sales Charge for Class A Shares is 3.75%.

**

Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (9/4/12 TO 8/31/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on September 4, 2012.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Global Bond Opportunities Fund, the Barclays Multiverse Index and the Lipper Global Income Funds
Index from September 4, 2012 to August 31, 2014. The performance of the Lipper Global Income Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays Multiverse Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund, if applicable. The performance of the Lipper Global Income Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays
Multiverse Index provides a broad-based measure of the international fixed income bond market. The Barclays Multiverse Index represents the union of the

Barclays Global Aggregate Index and the Barclays Global High Yield Index. The Barclays Global Aggregate Index is a measure of global investment grade debt from twenty-four different local currency markets. The Barclays Global High Yield Index provides a broad-based measure of the global high-yield fixed income markets. The Lipper Global Income Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum
initial investment.

Subsequent to the inception of the Fund on September 4, 2012 until May 31, 2013, the Fund did not experience any shareholder purchase and sale activity. If such activity had occurred, the Fund’s performance may have been impacted.

Fund performance may reflect the
waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset
values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2014

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Asset-Backed Securities — 6.9%

Cayman Islands — 2.3%

420

Apidos CLO XIV, Series 2013-14A, Class A, VAR, 1.384%, 04/15/25 (e)

414

525

Benefit Street Partners CLO Ltd., Series 2014-IVA, Class A1A, VAR, 1.670%, 07/20/26 (e)

523

250

Carlyle Global Market Strategies Commodities Funding Ltd., Series 2014-1A, Class A, VAR, 2.176%, 10/15/21 (e) (i)

250

525

Cent CLO 19 Ltd., Series 2013-19A, Class A1A, VAR, 1.564%, 10/29/25 (e)

521

530

ING IM CLO Ltd., Series 2013-3A, Class A1, VAR, 1.684%, 01/18/26 (e)

530

250

LCM LP, Series 16A, Class A, VAR, 1.758%, 07/15/26 (e)

250

525

LCM XIII LP, Series 13A, Class A, VAR, 1.534%, 01/19/23 (e)

522

301

Rockwall CDO II Ltd., Series 2007-1A, Class A1LA, VAR, 0.490%, 08/01/24 (e)

286

420

Sound Point CLO IV Ltd., Series 2013-3A, Class A, VAR, 1.604%, 01/21/26 (e)

418

336

Symphony CLO Ltd., Series 2014-14A, Class A2, VAR, 1.710%, 07/14/26 (e)

336

250

THL Credit Wind River CLO Ltd., Series 2014-1A, Class A, VAR, 1.754%, 04/18/26 (e)

250

420

Venture CDO Ltd., Series 2014-17A, Class A, VAR, 1.764%, 07/15/26 (e)

418

4,718

Italy — 0.1%

EUR
46

Atlante Finance Srl, Series 1, Class A, Reg. S, VAR, 0.399%, 07/28/47

60

EUR
82

  Italfinance Securitisation Vehicle Srl, Series 2005-1, Class A, Reg. S, VAR, 0.392%,
03/14/23

106

166

United States — 4.5%

157

ABFC Trust, Series 2004-OPT2, Class M2, VAR, 1.655%, 07/25/33

148

131

ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M2, VAR, 1.730%, 04/25/34

117

Argent Securities, Inc.,

145

Series 2004-W3, Class A3, VAR, 0.975%, 02/25/34

134

149

Series 2003-W7, Class M2, VAR, 2.780%, 03/25/34

135

73

Bear Stearns Asset Backed Securities Trust, Series 2002-1, Class 1A5, SUB, 6.890%, 12/25/34

75

Countrywide Asset-Backed Certificates,

280

Series 2004-2, Class M1, VAR, 0.905%, 05/25/34

265

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

United States — continued

103

Series 2002-4, Class M1, VAR, 1.280%, 12/25/32

95

153

Series 2004-BC1, Class M3, VAR, 2.255%, 10/25/33

128

400

Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB5, Class AV3, VAR, 0.545%, 08/25/35

382

100

  Exeter Automobile Receivables Trust, Series 2013-2A, Class C, 4.350%,
01/15/19 (e)

105

195

  First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A1, VAR, 0.875%,
08/25/34

187

114

Fremont Home Loan Trust, Series 2004-2, Class M2, VAR, 1.085%, 07/25/34

107

250

Gallatin CLO VI LLC, Series 2013-2A, Class A1, VAR, 1.684%, 01/15/25 (e)

251

284

GCAT, Series 2014-1A, Class A1, VAR, 3.228%, 07/25/19 (e)

284

340

GMAT Trust, Series 2013-1A, Class M, VAR, 5.000%, 11/25/43 (e)

324

43

Home Equity Asset Trust, Series 2004-6, Class M2, VAR, 1.055%, 12/25/34

37

143

LV Tower 52 Issuer LLC, Series 2013-1, Class M, 7.500%, 06/15/18 (e) (i)

143

318

Merrill Lynch Mortgage Investors Trust, Series 2003-OPT1, Class M1, VAR, 1.130%, 07/25/34

290

184

Mid-State Capital Corp. Trust, Series 2006-1, Class M2, 6.742%, 10/15/40 (e)

193

197

Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE1, Class M1, VAR, 1.010%, 01/25/34

182

103

New Century Home Equity Loan Trust, Series 2003-4, Class M2, VAR, 2.885%, 10/25/33

100

OneMain Financial Issuance Trust,

300

Series 2014-1A, Class B, 3.240%, 06/18/24 (e)

302

182

Series 2014-2A, Class C, 4.330%, 09/18/24 (e)

182

151

Series 2014-2A, Class D, 5.310%, 09/18/24 (e)

151

139

  Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2003-2,
Class M1, VAR, 1.130%, 04/25/33

119

275

Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 0.995%, 02/25/33

256

340

  Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCH1,
Class M3, VAR, 0.715%, 01/25/36

326

SEE NOTES TO
FINANCIAL STATEMENTS.

AUGUST 31, 2014

J.P. MORGAN INCOME FUNDS

5

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Asset-Backed Securities — continued

United States — continued

441

People’s Choice Home Loan Securities Trust, Series 2004-2, Class M1, VAR, 1.055%, 10/25/34

416

136

RASC Trust, Series 2005-KS2, Class M1, VAR, 0.800%, 03/25/35

124

366

Saxon Asset Securities Trust, Series 2004-3, Class M1, VAR, 1.055%, 12/26/34

332

100

  Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54
(e)

100

400

  SpringCastle America Funding LLC, Series 2013-1A, Class B, 4.000%,
12/03/24 (e)

401

Structured Asset Investment Loan Trust,

270

Series 2003-BC10, Class A4, VAR, 1.155%, 10/25/33

255

—
(h)

Series 2003-BC3, Class M1, VAR, 1.580%, 04/25/33

—
(h)

560

Truman Capital Mortgage Loan Trust, Series 2014-NPL1, Class A2, SUB, 4.250%, 07/25/53

551

Vericrest Opportunity Loan Transferee LLC,

350

Series 2014-NPL4, Class A2, SUB, 4.000%, 04/27/54 (e)

345

240

Series 2013-NPL7, Class A2, SUB, 5.250%, 11/25/53 (e)

240

240

Series 2013-NPL6, Class A2, SUB, 5.250%, 03/25/54 (e)

241

130

Series 2013-NPL3, Class A2, VAR, 5.000%, 04/25/53 (e)

130

250

Series 2013-NPL5, Class A2, VAR, 5.500%, 04/25/55 (e)

250

186

VOLT XV LLC, Series 2014-3A, Class A2, SUB, 4.500%, 05/26/54 (e)

182

242

VOLT XVI LLC, 4.000%, 09/25/58

237

235

VOLT XXII LLC, Series 2014-NPL1, Class A2, SUB, 4.750%, 10/27/53 (e)

234

215

VOLT XXIII LLC, Series 2014-NPL2, Class A2, SUB, 4.750%, 11/25/53 (e)

216

9,272

Total Asset-Backed Securities (Cost $13,923)

14,156

Collateralized Mortgage Obligations — 6.7%

Agency CMO — 5.9%

United States — 5.9%

Federal Home Loan Mortgage Corp. REMIC

500

Series 3736, Class QB, 4.000%, 05/15/37

519

1,241

Series 4236, Class DS, IF, IO, 5.895%, 08/15/43

220

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

United States — continued

389

Series 3110, Class SL, IF, IO, 5.995%, 02/15/26

55

1,664

Series 3459, Class JS, IF, IO, 6.095%, 06/15/38

228

2,093

Series 3160, Class SA, IF, IO, 6.995%, 05/15/36

393

1,270

Series 4304, Class DI, IO, 2.500%, 01/15/27

120

4,838

Series 4043, Class PI, IO, 2.500%, 05/15/27

501

3,034

Series 4057, Class UI, IO, 3.000%, 05/15/27

346

413

Series 4056, Class BI, IO, 3.000%, 05/15/27

50

2,096

Series 4120, Class UI, IO, 3.000%, 10/15/27

272

468

Series 4136, Class IN, IO, 3.000%, 11/15/27

55

437

Series 4146, Class AI, IO, 3.000%, 12/15/27

52

3,924

Series 4311, Class QI, IO, 3.000%, 10/15/28

432

1,859

Series 4324, Class AI, IO, 3.000%, 11/15/28

222

2,854

Series 3775, Class LI, IO, 3.500%, 12/15/20

221

1,366

Series 4030, Class IL, IO, 3.500%, 04/15/27

167

669

Series 4323, Class IW, IO, 3.500%, 04/15/28

101

2,764

Series 4280, Class KI, IO, 3.500%, 09/15/31

385

1,005

Series 4119, Class LI, IO, 3.500%, 06/15/39

173

1,178

Series 4215, Class LI, IO, 3.500%, 07/15/41

239

901

Series 4073, Class IQ, IO, 4.000%, 07/15/42

195

1,928

Series 4173, Class I, IO, 4.000%, 03/15/43

493

567

Series 3716, Class PI, IO, 4.500%, 04/15/38

84

914

Series 4018, Class HI, IO, 4.500%, 03/15/41

153

1,996

Series 3907, Class AI, IO, 5.000%, 05/15/40

422

820

Federal Home Loan Mortgage Corp. STRIPS, Series 305, Class IO, IO, 3.500%, 03/15/28

127

Federal National Mortgage Association REMIC

2,004

Series 2009-101, Class SI, IF, IO, 5.595%, 12/25/39

262

770

Series 2012-14, Class BS, IF, IO, 5.745%, 03/25/42

145

1,929

Series 2012-93, Class SG, IF, IO, 5.945%, 09/25/42

418

642

Series 2012-144, Class SK, IF, IO, 5.945%, 01/25/43

148

1,133

Series 2012-34, Class PS, IF, IO, 6.445%, 07/25/41

219

2,027

Series 2011-144, Class SA, IF, IO, 6.495%, 11/25/25

326

1,579

Series 2013-15, Class IO, IO, 2.500%, 03/25/28

166

437

Series 2012-128, Class KI, IO, 3.000%, 11/25/27

50

447

Series 2012-144, Class EI, IO, 3.000%, 01/25/28

52

SEE NOTES TO
FINANCIAL STATEMENTS.

6

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2014

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Collateralized Mortgage Obligations — continued

United States — continued

495

Series 2012-150, Class BI, IO, 3.000%, 01/25/28

59

406

Series 2012-145, Class EI, IO, 3.000%, 01/25/28

51

296

Series 2013-10, Class YI, IO, 3.000%, 02/25/28

36

498

Series 2013-5, Class YI, IO, 3.000%, 02/25/28

61

409

Series 2013-9, Class IO, IO, 3.000%, 02/25/28

50

590

Series 2013-15, Class QI, IO, 3.000%, 03/25/28

76

2,307

Series 2013-18, Class AI, IO, 3.000%, 03/25/28

303

504

Series 2013-26, Class IJ, IO, 3.000%, 04/25/28

59

2,332

Series 2013-31, Class DI, IO, 3.000%, 04/25/28

322

3,050

Series 2014-44, Class QI, IO, 3.000%, 08/25/29

376

1,949

Series 2012-120, Class DI, IO, 3.000%, 03/25/31

244

426

Series 2012-25, Class AI, IO, 3.500%, 03/25/27

57

459

Series 2012-98, Class GI, IO, 3.500%, 07/25/27

56

650

Series 2012-107, Class IG, IO, 3.500%, 10/25/27

90

501

Series 2013-9, Class YI, IO, 3.500%, 02/25/28

69

484

Series 2013-31, Class YI, IO, 3.500%, 04/25/28

60

1,421

Series 2013-129, Class LI, IO, 3.500%, 03/25/31

190

532

Series 2012-148, Class JI, IO, 3.500%, 12/25/39

92

523

Series 2012-118, Class DI, IO, 3.500%, 01/25/40

91

521

Series 2013-5, Class BI, IO, 3.500%, 03/25/40

92

653

Series 2010-102, Class IP, IO, 5.000%, 12/25/39

79

1,473

Federal National Mortgage Association STRIPS, Series 409, Class 23, IO, 3.500%, 04/25/27

165

Government National Mortgage Association

1,641

Series 2011-13, Class S, IF, IO, 5.795%, 01/16/41

266

1,872

Series 2010-20, Class SE, IF, IO, 6.095%, 02/20/40

331

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

United States — continued

1,773

Series 2010-26, Class QS, IF, IO, 6.095%, 02/20/40

326

2,053

Series 2003-69, Class SB, IF, IO, 6.445%, 08/16/33

394

12,006

Non-Agency CMO — 0.8%

Italy — 0.1%

EUR
120

Intesa Sec S.p.A., Series 3, Class B, Reg. S, VAR, 0.409%, 10/30/33

149

Spain — 0.1%

EUR
160

TDA 13-Mixto Fondo de Titulizacion de Activos, Series 13, Class A2, VAR, 0.519%, 09/30/32

207

United States — 0.6%

139

Alternative Loan Trust, Series 2005-6CB, Class 1A6, 5.500%, 04/25/35

140

100

CAM Mortgage Trust, Series 2014-2, Class M, VAR, 4.450%, 05/15/48 (e)

101

262

Chase Mortgage Finance Trust, Series 2007-A1, Class 2A3, VAR, 2.473%, 02/25/37

262

78

First Horizon Mortgage Pass-Through Trust, Series 2005-5, Class 1A6, 5.500%, 10/25/35

77

234

GSMSC Pass-Through Trust, Series 2008-2R, Class 2A1, VAR, 7.500%, 10/25/36 (e)

192

341

HarborView Mortgage Loan Trust, Series 2007-6, Class 2A1A, VAR, 0.345%, 08/19/37

284

172

Wells Fargo Mortgage-Backed Securities Trust, Series 2007-2, Class 3A5, 5.250%, 03/25/37

181

1,237

1,593

Total Collateralized Mortgage Obligations (Cost $13,653)

13,599

Commercial Mortgage-Backed Securities — 1.8%

Cayman Islands — 0.2%

112

  ACRE Commercial Mortgage Trust, Series 2014-FL2, Class D, VAR, 3.550%, 08/15/31
(e)

112

255

PFP III Ltd., Series 2014-1, Class AS, VAR, 1.806%, 06/14/31 (e)

256

368

Ireland — 0.0% (g)

EUR
34

Talisman-7 Finance Ltd., Series 7, Class A, Reg. S, VAR, 0.403%, 04/22/17

44

United States — 1.6%

250

A10 Securitization LLC, 5.296%, 10/15/19

250

200

Banc of America Commercial Mortgage Trust, Series 2006-2, Class B, VAR, 5.955%, 05/10/45

206

SEE NOTES TO
FINANCIAL STATEMENTS.

AUGUST 31, 2014

J.P. MORGAN INCOME FUNDS

7

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Commercial Mortgage-Backed Securities — continued

United States — continued

100

Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-4, Class B, VAR, 5.118%, 07/10/45

101

Bear Stearns Commercial Mortgage Securities Trust,

250

Series 2006-PW14, Class AJ, 5.273%, 12/11/38

255

100

Series 2007-PW16, Class AJ, VAR, 5.897%, 06/11/40

102

410

Series 2007-PW17, Class AJ, VAR, 6.084%, 06/11/50

417

100

Commercial Mortgage Trust, Series 2004-GG1, Class H, VAR, 6.161%, 06/10/36 (e)

100

230

CSMC, Series 2014-ICE, Class D, VAR, 2.400%, 04/15/27 (e)

231

100

GS Mortgage Securities Trust, Series 2006-GG8, Class AJ, 5.622%, 11/10/39

103

JP Morgan Chase Commercial Mortgage Securities Trust,

120

Series 2005-LDP2, Class D, VAR, 4.941%, 07/15/42

120

160

Series 2005-LDP5, Class D, VAR, 5.559%, 12/15/44

165

125

  ML-CFC Commercial Mortgage Trust, Series 2006-4, Class AJ, 5.239%,
12/12/49

125

255

Morgan Stanley Capital I Trust, Series 2006-HQ8, Class D, VAR, 5.676%, 03/12/44

220

Wachovia Bank Commercial Mortgage Trust,

100

Series 2005-C21, Class F, VAR, 5.414%, 10/15/44 (e)

95

460

Series 2007-C31, Class AJ, VAR, 5.660%, 04/15/47

476

250

Series 2007-C34, Class AJ, VAR, 6.146%, 05/15/46

259

3,225

Total Commercial Mortgage-Backed Securities (Cost $3,617)

3,637

Convertible Bonds — 2.4%

United Kingdom — 0.1%

200

Billion Express Investments Ltd., Reg. S, 0.750%, 10/18/15

211

United States — 2.3%

175

Dealertrack Technologies, Inc., 1.500%, 03/15/17

233

250

Finisar Corp., 0.500%, 12/15/33 (e)

249

235

General Cable Corp., SUB, 4.500%, 11/15/29

209

215

Griffon Corp., 4.000%, 01/15/17 (e)

244

520

HealthSouth Corp., 2.000%, 12/01/43

589

225

Hologic, Inc., SUB, 2.000%, 12/15/37

273

190

Iconix Brand Group, Inc., 1.500%, 03/15/18

269

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

United States — continued

285

Intel Corp., 2.950%, 12/15/35

369

25

Ixia, 3.000%, 12/15/15

25

Jarden Corp.,

245

1.125%, 03/15/34 (e)

252

200

1.875%, 09/15/18

276

395

Live Nation Entertainment, Inc., 2.500%, 05/15/19 (e)

397

55

MGM Resorts International, 4.250%, 04/15/15

74

205

Newpark Resources, Inc., 4.000%, 10/01/17

271

85

Terex Corp., 4.000%, 06/01/15

197

180

TIBCO Software, Inc., 2.250%, 05/01/32

181

40

TRW Automotive, Inc., 3.500%, 12/01/15

130

300

Web.com Group, Inc., 1.000%, 08/15/18

271

110

WebMD Health Corp., 1.500%, 12/01/20 (e)

122

4,631

Total Convertible Bonds (Cost $4,712)

4,842

Corporate Bonds — 50.2%

Argentina — 0.2%

390

YPF S.A., Reg. S, 8.875%, 12/19/18

411

Australia — 0.1%

10

Bluescope Steel Finance Ltd./Bluescope Steel Finance USA LLC, 7.125%, 05/01/18 (e)

11

FMG Resources August 2006 Pty Ltd.,

50

6.875%, 02/01/18 (e)

52

75

6.875%, 04/01/22 (e)

82

35

Nufarm Australia Ltd., 6.375%, 10/15/19 (e)

36

181

Bahamas — 0.1%

135

Ultrapetrol Bahamas Ltd., 8.875%, 06/15/21

144

Bermuda — 0.2%

200

Aircastle Ltd., 7.625%, 04/15/20

230

200

Seadrill Ltd., 6.625%, 09/15/20 (e)

197

36

Viking Cruises Ltd., 8.500%, 10/15/22 (e)

40

467

Brazil — 0.7%

884

Banco Daycoval S.A., 5.750%, 03/19/19 (e)

921

500

Votorantim Cimentos S.A., Reg. S, 7.250%, 04/05/41

536

1,457

Canada — 1.0%

Baytex Energy Corp.,

50

5.125%, 06/01/21 (e)

50

75

5.625%, 06/01/24 (e)

75

SEE NOTES TO
FINANCIAL STATEMENTS.

8

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2014

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Corporate Bonds — continued

Canada — continued

40

Bombardier, Inc., 4.750%, 04/15/19 (e)

40

25

Brookfield Residential Properties, Inc., 6.500%, 12/15/20 (e)

27

First Quantum Minerals Ltd.,

18

6.750%, 02/15/20 (e)

19

18

7.000%, 02/15/21 (e)

19

25

Garda World Security Corp., 7.250%, 11/15/21 (e)

26

20

KGHM International Ltd., 7.750%, 06/15/19 (e)

21

50

Masonite International Corp., 8.250%, 04/15/21 (e)

54

21

Mattamy Group Corp., 6.500%, 11/15/20 (e)

21

350

MEG Energy Corp., 6.375%, 01/30/23 (e)

371

80

New Gold, Inc., 6.250%, 11/15/22 (e)

84

75

Novelis, Inc., 8.750%, 12/15/20

83

350

Quebecor Media, Inc., 5.750%, 01/15/23

359

15

Taseko Mines Ltd., 7.750%, 04/15/19

15

Valeant Pharmaceuticals International, Inc.,

75

6.750%, 08/15/18 (e)

80

100

6.750%, 08/15/21 (e)

105

50

6.875%, 12/01/18 (e)

52

500

7.000%, 10/01/20 (e)

532

2,033

Cayman Islands — 1.8%

240

Baidu, Inc., 2.750%, 06/09/19

241

800

Kaisa Group Holdings Ltd., 9.000%, 06/06/19

832

600

MAF Global Securities Ltd., Reg. S, 4.750%, 05/07/24

622

450

Odebrecht Finance Ltd., Reg. S, 7.125%, 06/26/42

493

851

Odebrecht Offshore Drilling Finance Ltd., Reg. S, 6.750%, 10/01/22

921

450

UPCB Finance V Ltd., 7.250%, 11/15/21 (e)

493

3,602

Chile — 0.7%

870

ENTEL Chile S.A., 4.750%, 08/01/26 (e)

883

560

GNL Quintero S.A., 4.634%, 07/31/29 (e)

573

1,456

Colombia — 0.4%

820

Ecopetrol S.A., 5.875%, 05/28/45

881

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Croatia — 0.6%

EUR
500

Agrokor dd, Reg. S, 9.125%, 02/01/20

734

400

Hrvatska Elektroprivreda, Reg. S, 6.000%, 11/09/17

416

1,150

Denmark — 0.2%

GBP
195

Danske Bank A/S, VAR, 5.375%, 09/29/21

343

France — 2.9%

BPCE S.A.,

EUR
200

4.625%, 07/18/23

306

EUR
200

VAR, 6.117%, 10/30/17

291

EUR
400

Holding Medi-Partenaires SAS, Reg. S, 7.000%, 05/15/20

554

EUR
400

Labeyrie Fine Foods SAS, Reg. S, 5.625%, 03/15/21

547

EUR
200

Lafarge S.A., Reg. S, 4.750%, 09/30/20

302

EUR
500

Novafives SAS, Reg. S, 4.500%, 06/30/21

666

Numericable Group S.A.,

EUR
600

5.375%, 05/15/22 (e)

836

200

6.000%, 05/15/22 (e)

206

EUR
650

Renault S.A., 3.125%, 03/05/21

912

EUR
500

Rexel S.A., Reg. S, 5.125%, 06/15/20

703

EUR
400

SMCP SAS, Reg. S, 8.875%, 06/15/20

562

5,885

Germany — 2.3%

EUR
300

CeramTec Group GmbH, Reg. S, 8.250%, 08/15/21

435

EUR
600

Deutsche Raststaetten Gruppe IV GmbH, Reg. S, 6.750%, 12/30/20

849

EUR
300

KraussMaffei Group GmbH, Reg. S, 8.750%, 12/15/20

441

EUR
275

Pfleiderer GmbH, Reg. S, 7.875%, 08/01/19

359

EUR
400

Techem GmbH, Reg. S, 6.125%, 10/01/19

567

EUR
600

Trionista TopCo GmbH, Reg. S, 6.875%, 04/30/21

843

EUR
450

Unitymedia KabelBW GmbH, Reg. S, 9.500%, 03/15/21

667

EUR
400

WEPA Hygieneprodukte GmbH, Reg. S, 6.500%, 05/15/20

570

4,731

Indonesia — 0.3%

650

Pertamina Persero PT, Reg. S, 4.300%, 05/20/23

637

Ireland — 1.1%

Ardagh Packaging Finance plc,

300

9.125%, 10/15/20 (e)

328

EUR
400

Reg. S, 9.250%, 10/15/20

575

SEE NOTES TO
FINANCIAL STATEMENTS.

AUGUST 31, 2014

J.P. MORGAN INCOME FUNDS

9

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Corporate Bonds — continued

Ireland — continued

EUR
280

Cloverie plc for Swiss Reinsurance Co., Ltd., Reg. S, VAR, 6.625%, 09/01/42

471

EUR
650

Smurfit Kappa Acquisitions, Reg. S, 5.125%, 09/15/18

927

2,301

Italy — 2.2%

EUR
400

Assicurazioni Generali S.p.A., VAR, 7.750%, 12/12/42

668

EUR
455

Banco Popolare SC, 3.500%, 03/14/19

620

EUR
400

Cerved Group S.p.A., Reg. S, 8.000%, 01/15/21

581

Enel S.p.A.,

EUR
450

VAR, 6.500%, 01/10/74

654

GBP
200

VAR, 7.750%, 09/10/75

367

EUR
350

Intesa Sanpaolo S.p.A., 6.625%, 09/13/23

572

EUR
500

Rhino Bondco S.p.A, Reg. S, 7.250%, 11/15/20

698

EUR
210

UniCredit S.p.A., Reg. S, 6.950%, 10/31/22

340

4,500

Luxembourg — 5.6%

EUR
700

Altice S.A., 7.250%, 05/15/22 (e)

975

ArcelorMittal,

50

5.111%, 02/25/17

52

275

6.750%, 02/25/22

307

50

10.350%, 06/01/19

63

45

Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, 5.625%, 12/15/16 (e)

46

100

Capsugel S.A., 7.000% (cash), 05/15/19 (e) (v)

102

EUR
350

CNH Industrial Finance Europe S.A., 2.750%, 03/18/19

465

EUR
350

Fiat Finance & Trade S.A., 6.750%, 10/14/19

527

EUR
550

Galapagos S.A., Reg. S, 5.375%, 06/15/21

730

EUR
300

Geo Debt Finance S.C.A., Reg. S, 7.500%, 08/01/18

400

EUR
500

Gestamp Funding Luxembourg S.A., Reg. S, 5.875%, 05/31/20

695

EUR
500

INEOS Group Holdings S.A., Reg. S, 5.750%, 02/15/19

677

Intelsat Jackson Holdings S.A.,

225

6.625%, 12/15/22

235

500

7.500%, 04/01/21

541

Intelsat Luxembourg S.A.,

5

6.750%, 06/01/18

5

150

7.750%, 06/01/21

158

5

8.125%, 06/01/23

6

50

Mallinckrodt International Finance S.A., 4.750%, 04/15/23

47

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Luxembourg — continued

111

Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, 5.750%, 08/01/22 (e)

113

EUR
200

Matterhorn Midco & Cy S.C.A., Reg. S, 7.750%, 02/15/20

278

560

Millicom International Cellular S.A., 6.625%, 10/15/21 (e)

611

910

Minerva Luxembourg S.A., 7.750%, 01/31/23 (e)

965

EUR
400

Monitchem HoldCo 2 S.A., Reg. S, 6.875%, 06/15/22

538

40

NII International Telecom S.C.A., 7.875%, 08/15/19 (d) (e)

26

EUR
400

Ontex IV S.A., Reg. S, 7.500%, 04/15/18

547

EUR
550

Play Finance 1 S.A., Reg. S, 6.500%, 08/01/19

766

EUR
200

Spie BondCo 3 S.C.A., Reg. S, 11.000%, 08/15/19

293

EUR
450

Telenet Finance V Luxembourg S.C.A., Reg. S, 6.250%, 08/15/22

641

EUR
450

Wind Acquisition Finance S.A., 7.000%, 04/23/21 (e)

633

11,442

Mexico — 0.9%

800

Cemex S.A.B. de C.V., Reg. S, 5.875%, 03/25/19

838

500

Petroleos Mexicanos, Reg. S, 6.375%, 01/23/45

603

410

Unifin Financiera S.A.P.I. de C.V., 6.250%, 07/22/19 (e)

408

1,849

Morocco — 0.3%

600

OCP S.A., Reg. S, 6.875%, 04/25/44

654

Netherlands — 2.2%

EUR
220

ABN AMRO Bank N.V., 6.375%, 04/27/21

360

Bharti Airtel International Netherlands B.V.,

EUR
160

3.375%, 05/20/21 (e)

218

600

Reg. S, 5.125%, 03/11/23

637

400

Bluewater Holding B.V., Reg. S, 10.000%, 12/10/19 (e)

424

400

EDP Finance B.V., 5.250%, 01/14/21 (e)

422

850

Petrobras Global Finance B.V., 6.250%, 03/17/24

931

EUR
300

Schaeffler Finance B.V., Reg. S, 7.750%, 02/15/17

446

EUR
700

UPC Holding B.V., Reg. S, 6.375%, 09/15/22

992

4,430

Peru — 0.5%

900

Minsur S.A., Reg. S, 6.250%, 02/07/24

992

SEE NOTES TO
FINANCIAL STATEMENTS.

10

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2014

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Corporate Bonds — continued

South Korea — 0.2%

400

Woori Bank Co. Ltd., 4.750%, 04/30/24 (e)

409

Spain — 1.0%

EUR
400

Almirall S.A., Reg. S, 4.625%, 04/01/21

552

EUR
500

Bankia S.A., 3.500%, 01/17/19

704

EUR
400

CaixaBank S.A., VAR, 5.000%, 11/14/23

572

GBP
100

Santander Issuances S.A.U., Series 24, VAR, 7.300%, 07/27/19

167

1,995

Sweden — 0.1%

EUR
200

Eileme 2 AB, Reg. S, 11.750%, 01/31/20

307

Switzerland — 1.1%

EUR
250

Credit Suisse AG, VAR, 5.750%, 09/18/25

367

UBS AG,

450

Reg. S, VAR, 4.750%, 05/22/23

460

EUR
950

VAR, 4.750%, 02/12/26

1,341

2,168

Turkey — 0.2%

440

Turkiye Halk Bankasi A.S., 4.750%, 06/04/19 (e)

442

United Arab Emirates — 0.4%

860

Abu Dhabi National Energy Co., 3.875%, 05/06/24 (e)

875

United Kingdom — 5.2%

GBP
500

Anglian Water Osprey Financing plc, 7.000%, 01/31/18

894

175

CEVA Group plc, 4.000%, 05/01/18 (e)

164

700

Franshion Brilliant Ltd., 5.750%, 03/19/19

724

GBP
550

Heathrow Finance plc, 7.125%, 03/01/17

986

400

Ineos Finance plc, 8.375%, 02/15/19 (e)

434

GBP
560

Kelda Finance No. 3 plc, Reg. S, 5.750%, 02/17/20

959

EUR
175

Lloyds TSB Bank plc, Reg. S, VAR, 11.875%, 12/16/21

283

GBP
350

Lowell Group Financing plc, Reg. S, 5.875%, 04/01/19

577

GBP
450

Matalan Finance plc, 6.875%, 06/01/19 (e)

740

GBP
310

NGG Finance plc, Reg. S, VAR, 5.625%, 06/18/73

541

GBP
450

Priory Group No. 3 plc, Reg. S, 8.875%, 02/15/19

788

GBP
600

R&R Ice Cream plc, 5.500%, 05/15/20 (e)

981

140

Royal Bank of Scotland Group plc, 6.125%, 12/15/22

153

400

Star Energy Geothermal Wayang Windu Ltd., Reg. S, 6.125%, 03/27/20

413

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

United Kingdom — continued

Vedanta Resources plc,

450

Reg. S, 6.750%, 06/07/16

472

400

Reg. S, 7.125%, 05/31/23

423

GBP
150

Virgin Media Finance plc, 8.875%, 10/15/19

262

GBP
200

Virgin Media Secured Finance plc, Reg. S, 6.000%, 04/15/21

347

GBP
300

Vougeot Bidco plc, Reg. S, 7.875%, 07/15/20

521

10,662

United States — 17.7%

15

ACE Cash Express, Inc., 11.000%, 02/01/19 (e)

12

ADT Corp. (The),

90

4.125%, 06/15/23

84

10

6.250%, 10/15/21

10

11

Advanced Micro Devices, Inc., 7.500%, 08/15/22

12

405

Air Lease Corp., 3.875%, 04/01/21

409

30

AK Steel Corp., 8.750%, 12/01/18

33

130

Alabama Power Co., 4.150%, 08/15/44

132

15

Alcatel-Lucent USA, Inc., 6.450%, 03/15/29

15

200

Alcoa, Inc., 5.900%, 02/01/27

219

25

Aleris International, Inc., 7.875%, 11/01/20

26

100

Alliance Data Systems Corp., 5.375%, 08/01/22 (e)

100

8

Alliant Techsystems, Inc., 5.250%, 10/01/21 (e)

8

240

Ally Financial, Inc., 8.000%, 12/31/18

280

445

American International Group, Inc., 6.250%, 03/15/37

502

Amkor Technology, Inc.,

15

6.375%, 10/01/22

16

300

6.625%, 06/01/21

319

125

Ashland, Inc., 4.750%, 08/15/22

125

Audatex North America, Inc.,

7

6.000%, 06/15/21 (e)

7

9

6.125%, 11/01/23 (e)

10

Avaya, Inc.,

60

7.000%, 04/01/19 (e)

60

16

10.500%, 03/01/21 (e)

14

Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,

60

5.125%, 06/01/22 (e)

61

60

9.750%, 03/15/20

67

10

B/E Aerospace, Inc., 6.875%, 10/01/20

11

25

Basic Energy Services, Inc., 7.750%, 02/15/19

26

173

Big Heart Pet Brands, 7.625%, 02/15/19

179

Biomet, Inc.,

400

6.500%, 08/01/20

430

100

6.500%, 10/01/20

107

SEE NOTES TO
FINANCIAL STATEMENTS.

AUGUST 31, 2014

J.P. MORGAN INCOME FUNDS

11

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Corporate Bonds — continued

United States — continued

69

BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)

73

170

Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)

180

445

Burlington Northern Santa Fe LLC, 4.550%, 09/01/44

462

230

Cablevision Systems Corp., 8.000%, 04/15/20

262

250

Caesars Entertainment Operating Co., Inc., 8.500%, 02/15/20

201

300

Calpine Corp., 7.875%, 01/15/23 (e)

333

60

Casella Waste Systems, Inc., 7.750%, 02/15/19

62

CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.,

5

5.250%, 02/15/22 (e)

5

35

5.625%, 02/15/24 (e)

36

CCO Holdings LLC/CCO Holdings Capital Corp.,

251

6.500%, 04/30/21

267

225

7.250%, 10/30/17

235

300

7.375%, 06/01/20

324

9

8.125%, 04/30/20

9

200

Cemex Finance LLC, 9.375%, 10/12/22 (e)

236

65

Chinos Intermediate Holdings A, Inc., 8.500% (cash), 05/01/19 (e) (v)

64

Chrysler Group LLC/CG Co-Issuer, Inc.,

400

8.000%, 06/15/19

430

600

8.250%, 06/15/21

671

2

Cincinnati Bell, Inc., 8.750%, 03/15/18

2

200

Cisco Systems, Inc., 5.500%, 01/15/40

239

CIT Group, Inc.,

115

5.000%, 08/15/22

121

40

5.250%, 03/15/18

43

Claire’s Stores, Inc.,

68

8.875%, 03/15/19

60

550

9.000%, 03/15/19 (e)

572

200

Clear Channel Communications, Inc., 9.000%, 12/15/19

207

Clear Channel Worldwide Holdings, Inc.,

315

Series B, 6.500%, 11/15/22

337

365

Series B, 7.625%, 03/15/20

391

5

Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 6.375%, 03/15/24

5

30

CNG Holdings, Inc., 9.375%, 05/15/20 (e)

24

37

Coeur Mining, Inc., 7.875%, 02/01/21

37

10

Columbus McKinnon Corp., 7.875%, 02/01/19

11

25

Commercial Metals Co., 7.350%, 08/15/18

28

80

Compressco Partners LP/Compressco Finance, Inc., 7.250%, 08/15/22 (e)

81

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

United States — continued

100

Comstock Resources, Inc., 9.500%, 06/15/20

112

CONSOL Energy, Inc.,

50

5.875%, 04/15/22 (e)

52

20

8.250%, 04/01/20

22

143

Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22

160

300

Corrections Corp. of America, 4.625%, 05/01/23

297

115

Crestview DS Merger Sub II, Inc., 10.000%, 09/01/21

130

61

Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.125%, 03/01/22

63

20

Crown Castle International Corp., 5.250%, 01/15/23

21

400

CVS Caremark Corp., 5.300%, 12/05/43

467

85

Darling Ingredients, Inc., 5.375%, 01/15/22 (e)

88

53

Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 (e)

56

55

Diamondback Energy, Inc., 7.625%, 10/01/21 (e)

60

DISH DBS Corp.,

125

5.000%, 03/15/23

124

15

5.125%, 05/01/20

15

45

5.875%, 07/15/22

48

650

6.750%, 06/01/21

727

15

7.875%, 09/01/19

18

200

DJO Finance LLC/DJO Finance Corp., 8.750%, 03/15/18

212

4

DuPont Fabros Technology LP, 5.875%, 09/15/21

4

25

E*TRADE Financial Corp., 6.750%, 06/01/16

27

485

Embarq Corp., 7.995%, 06/01/36

546

Energy XXI Gulf Coast, Inc.,

75

6.875%, 03/15/24 (e)

76

75

7.500%, 12/15/21

80

300

EP Energy LLC/Everest Acquisition Finance, Inc., 9.375%, 05/01/20

338

75

EXCO Resources, Inc., 8.500%, 04/15/22

76

First Data Corp.,

191

6.750%, 11/01/20 (e)

207

50

7.375%, 06/15/19 (e)

53

62

8.250%, 01/15/21 (e)

67

26

11.750%, 08/15/21

31

30

12.625%, 01/15/21

37

250

8.750% (cash), 01/15/22 (e) (v)

274

135

FirstEnergy Transmission LLC, 5.450%, 07/15/44 (e)

139

SEE NOTES TO
FINANCIAL STATEMENTS.

12

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2014

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Corporate Bonds — continued

United States — continued

12

Freescale Semiconductor, Inc., 6.000%, 01/15/22 (e)

13

60

Frontier Communications Corp., 9.250%, 07/01/21

71

300

GCI, Inc., 8.625%, 11/15/19

314

315

General Electric Capital Corp., VAR, 6.375%, 11/15/67

349

General Motors Co.,

40

3.500%, 10/02/18

41

45

6.250%, 10/02/43

53

125

GenOn Energy, Inc., 9.875%, 10/15/20

132

35

Goodman Networks, Inc., 12.125%, 07/01/18

38

Goodyear Tire & Rubber Co. (The),

100

7.000%, 05/15/22

109

17

8.250%, 08/15/20

18

300

8.750%, 08/15/20

357

25

Gray Television, Inc., 7.500%, 10/01/20

26

100

Halcon Resources Corp., 9.250%, 02/15/22

107

Harland Clarke Holdings Corp.,

30

6.875%, 03/01/20 (e)

31

10

9.250%, 03/01/21 (e)

11

400

HCA, Inc., 7.500%, 02/15/22

466

10

HD Supply, Inc., 8.125%, 04/15/19

11

25

Headwaters, Inc., 7.250%, 01/15/19

26

60

Hecla Mining Co., 6.875%, 05/01/21

59

Hertz Corp. (The),

25

6.750%, 04/15/19

26

320

7.375%, 01/15/21

343

300

Hexion U.S. Finance Corp., 6.625%, 04/15/20

316

125

Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 04/15/21 (e)

135

15

HT Intermediate Holdings Corp., 12.000% (cash), 05/15/19 (e) (v)

16

170

IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19

180

36

Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 02/01/22

38

International Lease Finance Corp.,

170

5.875%, 08/15/22

186

175

6.250%, 05/15/19

194

70

International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)

75

15

Iron Mountain, Inc., 5.750%, 08/15/24

15

15

Jarden Corp., 7.500%, 05/01/17

17

JBS USA LLC/JBS USA Finance, Inc.,

37

5.875%, 07/15/24 (e)

37

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

United States — continued

172

7.250%, 06/01/21 (e)

183

10

8.250%, 02/01/20 (e)

11

10

Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22 (e)

11

55

Jurassic Holdings III, Inc., 6.875%, 02/15/21 (e)

56

K. Hovnanian Enterprises, Inc.,

3

7.000%, 01/15/19 (e)

3

25

7.250%, 10/15/20 (e)

27

30

9.125%, 11/15/20 (e)

33

5

11.875%, 10/15/15

6

50

Key Energy Services, Inc., 6.750%, 03/01/21

51

50

Lamar Media Corp., 5.875%, 02/01/22

52

Lennar Corp.,

5

4.500%, 06/15/19

5

225

Series B, 12.250%, 06/01/17

280

240

Level 3 Communications, Inc., 11.875%, 02/01/19

262

188

Level 3 Escrow II, Inc., 5.375%, 08/15/22 (e)

189

Level 3 Financing, Inc.,

200

7.000%, 06/01/20

215

265

8.125%, 07/01/19

287

5

VAR, 3.823%, 01/15/18 (e)

5

90

M/I Homes, Inc., 8.625%, 11/15/18

95

4

Mcron Finance Sub LLC/Mcron Finance Corp., 8.375%, 05/15/19 (e)

4

75

Memorial Resource Development Corp., 5.875%, 07/01/22 (e)

76

435

MetLife, Inc., 6.400%, 12/15/36

490

MGM Resorts International,

95

6.750%, 10/01/20

105

425

7.750%, 03/15/22

497

80

Micron Technology, Inc., 5.500%, 02/01/25 (e)

81

315

Microsoft Corp., 4.875%, 12/15/43

357

75

Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 10.750%, 10/01/20

83

35

Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)

38

100

Momentive Performance Materials, Inc., 8.875%, 10/15/20

94

40

MPH Acquisition Holdings LLC, 6.625%, 04/01/22 (e)

42

65

Mustang Merger Corp., 8.500%, 08/15/21 (e)

68

275

National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)

293

5

NCR Corp., 6.375%, 12/15/23

5

75

Neiman Marcus Group Ltd. LLC, 8.000%, 10/15/21 (e)

81

SEE NOTES TO
FINANCIAL STATEMENTS.

AUGUST 31, 2014

J.P. MORGAN INCOME FUNDS

13

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Corporate Bonds — continued

United States — continued

22

New Albertsons, Inc., 8.700%, 05/01/30

22

50

Nexstar Broadcasting, Inc., 6.875%, 11/15/20

53

325

Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)

328

69

NII Capital Corp., 7.625%, 04/01/21 (d)

10

300

NRG Energy, Inc., 8.250%, 09/01/20

325

165

Nucor Corp., 5.200%, 08/01/43

180

5

Oasis Petroleum, Inc., 6.875%, 03/15/22

5

75

Ocean Rig UDW, Inc., 7.250%, 04/01/19 (e)

75

340

Oracle Corp., 4.500%, 07/08/44

360

30

PAETEC Holding Corp., 9.875%, 12/01/18

32

50

Parker Drilling Co., 7.500%, 08/01/20

54

300

Party City Holdings, Inc., 8.875%, 08/01/20

331

100

Peabody Energy Corp., 6.250%, 11/15/21

100

360

Philip Morris International, Inc., 4.125%, 03/04/43

353

350

Phillips 66, 5.875%, 05/01/42

430

77

Pilgrim’s Pride Corp., 7.875%, 12/15/18

81

3

Pittsburgh Glass Works LLC, 8.000%, 11/15/18 (e)

3

175

PolyOne Corp., 5.250%, 03/15/23

181

Post Holdings, Inc.,

57

6.750%, 12/01/21 (e)

58

250

7.375%, 02/15/22

263

775

PPL Capital Funding, Inc., Series A, VAR, 6.700%, 03/30/67

790

10

Prestige Brands, Inc., 5.375%, 12/15/21 (e)

10

Prudential Financial, Inc.,

345

4.600%, 05/15/44

358

235

VAR, 5.875%, 09/15/42

252

75

QEP Resources, Inc., 5.250%, 05/01/23

76

15

Quad/Graphics, Inc., 7.000%, 05/01/22 (e)

15

Qwest Capital Funding, Inc.,

24

6.875%, 07/15/28

25

11

7.750%, 02/15/31

11

75

Radio Systems Corp., 8.375%, 11/01/19 (e)

83

50

Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)

52

25

RCN Telecom Services LLC/RCN Capital Corp., 8.500%, 08/15/20 (e)

27

48

Regency Energy Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/22

50

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,

100

7.875%, 08/15/19

108

500

9.000%, 04/15/19

525

100

9.875%, 08/15/19

111

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

United States — continued

200

Rite Aid Corp., 8.000%, 08/15/20

218

13

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)

14

150

RJS Power Holdings LLC, 5.125%, 07/15/19 (e)

151

75

Rosetta Resources, Inc., 5.875%, 06/01/22

77

15

RR Donnelley & Sons Co., 6.500%, 11/15/23

15

75

Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp., 9.750%, 02/15/17

78

150

Sabre GLBL, Inc., 8.500%, 05/15/19 (e)

164

50

Samson Investment Co., 9.750%, 02/15/20

51

25

SandRidge Energy, Inc., 7.500%, 03/15/21

26

250

SBA Communications Corp., 4.875%, 07/15/22 (e)

246

Sealed Air Corp.,

50

8.125%, 09/15/19 (e)

55

200

8.375%, 09/15/21 (e)

225

25

Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)

25

26

Seneca Gaming Corp., 8.250%, 12/01/18 (e)

27

415

Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e)

447

25

SESI LLC, 6.375%, 05/01/19

26

27

Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)

30

Sirius XM Radio, Inc.,

400

5.875%, 10/01/20 (e)

418

250

6.000%, 07/15/24 (e)

260

SITEL LLC/Sitel Finance Corp.,

11

11.000%, 08/01/17 (e)

11

22

11.500%, 04/01/18

22

50

Six Flags Entertainment Corp., 5.250%, 01/15/21 (e)

51

Smithfield Foods, Inc.,

118

5.250%, 08/01/18 (e)

123

60

5.875%, 08/01/21 (e)

64

625

Sprint Capital Corp., 8.750%, 03/15/32

697

Sprint Communications, Inc.,

140

7.000%, 03/01/20 (e)

156

52

7.000%, 08/15/20

56

Sprint Corp.,

12

7.125%, 06/15/24 (e)

12

22

7.250%, 09/15/21 (e)

23

159

7.875%, 09/15/23 (e)

171

30

Standard Pacific Corp., 8.375%, 01/15/21

35

31

Station Casinos LLC, 7.500%, 03/01/21

33

SEE NOTES TO
FINANCIAL STATEMENTS.

14

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2014

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Corporate Bonds — continued

United States — continued

25

Steel Dynamics, Inc., 7.625%, 03/15/20

26

20

SunGard Data Systems, Inc., 6.625%, 11/01/19

21

100

Swift Energy Co., 7.875%, 03/01/22

105

145

Synchrony Financial, 3.750%, 08/15/21

148

75

Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)

78

200

Targa Resources Partners LP/Targa Resources Partners Finance Corp., 7.875%, 10/15/18

209

Tenet Healthcare Corp.,

200

6.750%, 02/01/20

214

350

8.000%, 08/01/20

378

5

Time, Inc., 5.750%, 04/15/22 (e)

5

T-Mobile USA, Inc.,

4

5.250%, 09/01/18

4

5

6.125%, 01/15/22

5

3

6.464%, 04/28/19

3

127

6.625%, 04/01/23

134

15

6.633%, 04/28/21

16

348

6.731%, 04/28/22

367

3

6.836%, 04/28/23

3

100

Tops Holding Corp./Tops Markets LLC, 8.875%, 12/15/17

107

50

Tronox Finance LLC, 6.375%, 08/15/20

52

9

tw telecom holdings, Inc., 6.375%, 09/01/23

10

10

U.S. Concrete, Inc., 8.500%, 12/01/18

11

200

UCI International, Inc., 8.625%, 02/15/19

191

United Rentals North America, Inc.,

135

6.125%, 06/15/23

144

250

8.250%, 02/01/21

275

125

United Surgical Partners International, Inc., 9.000%, 04/01/20

137

Universal Health Services, Inc.,

34

3.750%, 08/01/19 (e)

34

47

4.750%, 08/01/22 (e)

48

150

Univision Communications, Inc., 6.750%, 09/15/22 (e)

165

5

USG Corp., 5.875%, 11/01/21 (e)

5

390

Verizon Communications, Inc., 3.850%, 11/01/42

353

23

VWR Funding, Inc., 7.250%, 09/15/17

24

340

Wal-Mart Stores, Inc., 4.300%, 04/22/44

356

25

WCI Communities, Inc., 6.875%, 08/15/21

26

55

Westmoreland Coal Co./Westmoreland Partners, 10.750%, 02/01/18 (e)

59

75

Williams Cos., Inc. (The), 5.750%, 06/24/44

76

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

United States — continued

Windstream Corp.,

5

7.500%, 06/01/22

5

35

7.750%, 10/15/20

38

300

7.750%, 10/01/21

327

40

WMG Acquisition Corp., 5.625%, 04/15/22 (e)

41

78

XPO Logistics, Inc., 7.875%, 09/01/19 (e)

81

200

Zayo Group LLC/Zayo Capital, Inc., 10.125%, 07/01/20

228

36,057

Total Corporate Bonds (Cost $102,020)

102,461

Foreign Government Securities — 11.7%

Brazil — 3.3%

BRL13,890

Brazil Notas do Tesouro Nacional, Series F, 10.000%, 01/01/17 (m)

6,026

721

Federal Republic of Brazil, 5.000%, 01/27/45

739

6,765

Hungary — 0.4%

Republic of Hungary,

400

5.375%, 03/25/24

430

370

5.750%, 11/22/23 (m)

409

839

Iceland — 0.5%

900

Republic of Iceland, Reg. S, 5.875%, 05/11/22

1,024

Indonesia — 0.5%

IDR 10,600,000

Republic of Indonesia, Series FR71, 9.000%, 03/15/29 (m)

945

Italy — 1.1%

EUR1,375

Italy Buoni Poliennali Del Tesoro, 4.500%, 03/01/24 (m)

2,140

Mexico — 2.5%

United Mexican States,

MXN20,000

Series M 10, 7.750%, 12/14/17 (m)

1,698

MXN19,900

Series M, 7.750%, 11/13/42 (m)

1,742

MXN16,550

Series M, 10.000%, 12/05/24 (m)

1,686

5,126

Nigeria — 0.1%

NGN35,400

Government of Nigeria, Series 20YR, 10.000%, 07/23/30 (m)

184

Romania — 0.3%

EUR450

Romanian Government International Bond, 3.625%, 04/24/24

639

SEE NOTES TO
FINANCIAL STATEMENTS.

AUGUST 31, 2014

J.P. MORGAN INCOME FUNDS

15

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Foreign Government Securities — continued

South Africa — 1.7%

Republic of South Africa,

400

5.875%, 09/16/25 (m)

453

ZAR 14,700

Series R208, 6.750%, 03/31/21 (m)

1,324

ZAR 17,500

8.750%, 02/28/48 (m)

1,647

3,424

Spain — 1.3%

EUR 1,825

Spain Government Bond, 3.800%, 04/30/24 (e) (m)

2,747

Total Foreign Government Securities (Cost $23,367)

23,833

Loan Assignments — 4.5%

United States — 4.5%

100

Albertsons LLC, Term Loan B4, VAR, 08/08/21 ^

100

114

Alliance Healthcare Services, Inc., Term Loan, VAR, 4.250%, 06/03/19

113

100

Altice Financing S.A., Term Loan, VAR, 5.500%, 07/02/19

102

30

Amsurg Corp., Term Loan B, VAR, 3.750%, 07/16/21

30

5

Ascensus, Inc., 2nd Lien Initial Term Loan, VAR, 9.000%, 12/02/20

5

300

Avago Technologies Ltd., 1st Lien Term Loan B, VAR, 3.750%, 05/06/21

299

375

Avaya, Inc., 1st Lien Term Loan B3, VAR, 4.655%, 10/26/17

363

75

Avaya, Inc., Term Loan B6, VAR, 6.500%, 03/31/18

75

249

Axalta Coating Systems U.S. Holdings, Inc., Term Loan B, VAR, 3.750%, 02/01/20 ^

248

44

Catalent Pharma Solutions, Inc., USD Term Loan, VAR, 6.500%, 12/31/17

44

92

CEC Entertainment, Inc., New Term Loan B, VAR, 4.250%, 02/12/21 ^

91

150

Cengage Learning Acquisitions, Inc., Term Loan 2020, VAR, 7.000%, 03/31/20

151

100

CHG Healthcare Services, Inc., 1st Lien Term Loan, VAR, 4.250%, 11/19/19

99

199

Cincinnati Bell, Inc., Term Loan B, VAR, 4.000%, 09/10/20

199

50

Clear Channel Communications, Inc., Term Loan, VAR, 6.907%, 01/30/19

49

26

  Clear Channel Communications, Inc., Term Loan B-1, VAR, 3.807%,
01/29/16

26

24

Clear Channel Communications, Inc., Term Loan E, VAR, 7.657%, 07/30/19

24

200

Colouroz Midco Sarl,1st Lien Term Loan B1, VAR, 05/03/21 ^

199

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

United States — continued

249

Continental Building Products, Inc., 1st Lien Term Loan, VAR, 4.000%, 08/28/20

248

50

DaVita HealthCare Partners, Inc., 1st Lien Term Loan B, VAR, 3.500%, 06/24/21 ^

50

100

Dell International LLC, USD Term Loan B, VAR, 4.500%, 04/29/20

100

125

Delta Air Lines, Inc., Term Loan B1, VAR, 3.250%, 10/18/18

123

99

Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.500%, 11/01/18

98

20

Drillships Ocean Ventures, Inc., 1st Lien Term Loan B, VAR, 5.500%, 07/25/21

21

21

EFS Cogen Holdings I LLC, Term Loan, VAR, 3.750%, 12/17/20

21

10

Energy Future Holdings Corp., 1st Lien Term Loan, VAR, 4.250%, 06/19/16

10

100

EWT Holdings III Corp., 2nd Lien Term Loan, VAR, 8.500%, 01/15/22

100

25

Fairmount Minerals Ltd., 1st Lien Term Loan B-2, VAR, 4.500%, 09/05/19

25

200

Fieldwood Energy LLC, 2nd Lien Term Loan, VAR, 8.375%, 09/30/20

204

300

First Data Corp., 2018 Dollar Term Loan, VAR, 3.655%, 03/23/18 ^

297

250

FMG Resources Pty, Ltd. (Fortescue Metals Group), Term Loan, VAR, 3.750%, 06/30/19 ^

249

199

Freescale Semiconductor, Inc., 7 Years Term Loan B-4, VAR, 4.250%, 02/28/20

199

50

Gardner Denver, Inc., New Term Loan B, VAR, 4.250%, 07/30/20

50

170

Go Daddy Group, Inc. (The), Term Loan B, VAR, 4.750%, 05/13/21 ^

169

174

H. J. Heinz Co., USD Term B-2 Loan, VAR, 3.500%, 06/05/20

173

50

HD Supply, Inc., Term Loan B, VAR, 4.000%, 06/28/18

50

90

Hilex Poly Co. LLC, 1st Lien Term Loan A, VAR, 5.000%, 06/23/21 ^

89

28

Ikaria, Inc.,1st Lien Term Loan, VAR, 5.000%, 02/12/21

28

193

inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18

192

149

J.C. Penney Corp., Inc., 1st Lien Term Loan, VAR, 6.000%, 05/22/18

150

19

Jason, Inc., 1st Lien Term Loan, VAR, 5.500%, 06/30/21

19

40

Mallinckrodt International Finance, 1st Lien Term Loan, VAR, 3.500%, 03/19/21

40

SEE NOTES TO
FINANCIAL STATEMENTS.

16

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2014

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Loan Assignments — continued

United States — continued

100

Mauser AG (FKA Pertus Sechzehnte GmbH), 1st Lien Term Loan B, VAR, 4.500%, 07/31/21 ^

99

82

McGraw-Hill Education Holding Inc., Term B Loan, VAR, 5.750%, 03/22/19 ^

83

150

MEG Energy Corp., Term Loan B, VAR, 3.417%, 03/31/20 ^

149

98

MPH Acquisition Holdings, Senior Secured Term Loan, VAR, 4.000%, 03/31/21

97

70

National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.750%, 01/31/21

70

71

New Albertsons, Inc., 1st Lien Term Loan B, VAR, 4.750%, 06/27/21

71

100

New Albertsons, Inc., 2019 Term Loan, VAR, 4.750%, 03/21/19

100

47

NVA Holdings, Inc., 1st Lien Term Loan, VAR, 4.750%, 08/14/21

47

31

OCI Beaumont LLC, Term B-3 Loan, VAR, 5.000%, 08/20/19

31

230

Onex USI Acquisition Corp., Term Loan B, VAR, 4.250%, 12/27/19

228

40

Ortho-Clinical Diagnostics, Inc., Term Loan B, VAR, 4.750%, 06/30/21

40

20

Overseas Shipholding Group, 1st Lien Term Loan B, VAR, 5.250%, 08/05/19

20

50

Pacific Drilling S.A., Term Loan, VAR, 4.500%, 06/03/18

50

250

Party City Holdings, Inc., Term Loan B, VAR, 4.000%, 07/27/19 ^

248

100

Peabody Energy Corp., Term Loan, VAR, 4.250%, 09/24/20

99

196

Pinnacle Foods Finance LLC, Term Loan G, VAR, 3.250%, 04/29/20

193

48

Post Holdings, Inc., 1st Lien Term Loan B, VAR, 3.750%, 06/02/21

48

25

Quikrete Holdings, Inc., 2nd Lien Initial Loan, VAR, 7.000%, 03/26/21

25

124

Quikrete Holdings, Inc., Term Loan, VAR, 4.000%, 09/28/20

124

18

R.H. Donnelley, Inc., Exit Term Loan, VAR, 9.750%, 12/31/16

14

200

ROC Finance LLC, 1st Lien Term Loan, VAR, 5.000%, 06/20/19 ^

193

87

Sage Products Holdings III LLC, Term Loan, VAR, 4.250%, 12/13/19

87

120

Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, VAR, 3.750%, 03/01/21 ^

118

48

Stallion Oilfield Holdings, Inc., Term Loan, VAR, 8.000%, 06/19/18

49

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

United States — continued

100

Station Casinos LLC, 1st Lien Term Loan B, VAR, 4.250%, 03/02/20 ^

100

100

STHI Holding Corp., 1st Lien Term Loan, VAR, 4.500%, 08/06/21 ^

100

100

Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.652%, 10/10/17 ^

77

125

  Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 4.652%,
10/10/14 ^

97

231

Tribune Co., Term Loan, VAR, 4.000%, 12/27/20

231

300

TWCC Holding Corp., 1st Lien Term Loan, VAR, 3.500%, 02/13/17

296

300

Univision Communications, Inc., 1st Lien Term Loan C-4, VAR, 4.000%, 03/01/20 ^

298

174

Univision Communications, Inc., Term Loan, VAR, 4.000%, 03/01/20

172

63

UPC Financing Partnership, Facility AH, VAR, 3.250%, 06/30/21

62

58

UTEX Industries, Inc., 1st Lien Term Loan B, VAR, 5.000%, 05/21/21

58

100

VAT Holding AG, Term Loan, VAR, 4.750%, 02/11/21

100

123

Visant Corp, 1st Lien Term Loan, VAR, 5.250%, 12/22/16

122

30

Visant Corp., 1st Lien Term Loan B, VAR, 5.500%, 07/29/21 ^

30

50

WMG Acquisition Corp., Term Loan, VAR, 3.750%, 07/01/20

49

100

XO Communications LLC, 1st Lien Term Loan, VAR, 4.250%, 03/20/21

100

135

Zayo Group LLC, Term Loan B, VAR, 4.000%, 07/02/19

134

Total Loan Assignments (Cost 9,261)

9,231

Mortgage Pass-Through Securities — 3.0%

Federal National Mortgage Association, 30 Year, Single Family,

1,350

TBA, 4.000%, 09/25/44

1,431

4,225

TBA, 5.000%, 09/25/44

4,659

Total Mortgage Pass-Through Securities (Cost $6,081)

6,090

Preferred Securities — 5.6% (x)

Belgium — 0.3%

EUR
520

KBC Groep N.V., VAR, 5.625%, 03/19/19

680

Denmark — 0.5%

EUR
670

Danske Bank A/S, VAR, 5.750%, 04/06/20

916

SEE NOTES TO
FINANCIAL STATEMENTS.

AUGUST 31, 2014

J.P. MORGAN INCOME FUNDS

17

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Preferred Securities — continued

France — 0.9%

EUR 100

BNP Paribas S.A., Reg. S, VAR, 7.781%, 07/02/18

155

EUR200

BPCE S.A., VAR, 9.000%, 03/17/15

271

Credit Agricole S.A.,

EUR300

VAR, 6.500%, 06/23/21

416

GBP150

VAR, 8.125%, 10/26/19

284

400

Electricite de France S.A., VAR, 5.250%, 01/29/23 (e)

413

EUR 200

Orange S.A., VAR, 5.250%, 02/07/24

283

1,822

Germany — 0.2%

EUR300

Allianz SE, VAR, 4.750%, 10/24/23

433

Netherlands — 0.3%

EUR400

Telefonica Europe B.V., Reg. S, VAR, 6.500%, 09/18/18

581

Spain — 0.6%

Banco Bilbao Vizcaya Argentaria S.A.,

EUR200

Reg. S, VAR, 7.000%, 02/19/19

276

800

VAR, 9.000%, 05/09/18

888

1,164

Sweden — 0.1%

EUR150

Skandinaviska Enskilda Banken AB, VAR, 7.092%, 12/21/17

225

Switzerland — 0.4%

550

Credit Suisse Group AG, VAR, 6.250%, 12/18/24 (e)

547

EUR220

UBS AG, VAR, 4.280%, 04/15/15

292

839

United Kingdom — 1.7%

GBP280

HBOS Capital Funding LP, VAR, 6.461%, 11/30/18

494

GBP400

Legal & General Group plc, VAR, 6.385%, 05/02/17

704

Lloyds Banking Group plc,

EUR350

VAR, 6.375%, 06/27/20

485

212

VAR, 7.500%, 06/27/24

223

GBP550

Nationwide Building Society, VAR, 6.875%, 06/20/19

922

GBP338

Standard Life plc, VAR, 6.750%, 07/12/27

624

3,452

United States — 0.6%

Bank of America Corp.,

325

VAR, 5.125%, 06/17/19

322

50

Series K, VAR, 8.000%, 01/30/18

55

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

United States — continued

Citigroup, Inc.,

40

VAR, 5.950%, 01/30/23

41

245

Series M, VAR, 6.300%, 05/15/24

249

225

Goldman Sachs Group, Inc. (The), VAR, 5.700%, 05/10/19

232

335

Morgan Stanley, VAR, 5.450%, 07/15/19

341

1,240

Total Preferred Securities (Cost $11,262)

11,352

SHARES

Preferred Stocks — 0.0% (g)

Cayman Islands — 0.0% (g)

—
(h)

XLIT Ltd., Series D, VAR, 3.354%, 09/30/14 @

51

United Kingdom — 0.0% (g)

—
(h)

Royal Bank of Scotland Group plc, 6.350%, 10/02/14 @

2

—
(h)

Royal Bank of Scotland Group plc, 6.400%, 10/02/14 @

9

11

United States — 0.0% (g)

—
(h)

Ally Financial, Inc., Series G, 7.000%, 10/02/14 (e) @

38

Total Preferred Stocks (Cost $96)

100

Short-Term Investment — 13.6%

Investment Company — 13.6%

27,653

JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $27,653)

27,653

Total Investments — 106.4% (Cost $215,645)

216,954

Liabilities in Excess of Other Assets — (6.4)%

(12,996
)

NET ASSETS — 100.0%

$
203,958

Percentages indicated are based on net assets.

SEE NOTES TO
FINANCIAL STATEMENTS.

18

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2014

Futures Contracts

NUMBER OF CONTRACTS

DESCRIPTION

EXPIRATION DATE

NOTIONAL VALUE AT AUGUST 31, 2014

NET UNREALIZED APPRECIATION (DEPRECIATION)

Long Futures Outstanding

14

Euro-Bobl

09/08/14

2,377

35

12

U.S. Long Bond

12/19/14

1,681

8

98

3 Month Euro Euribor

12/19/16

32,104

69

Short Futures Outstanding

(9
)

Euro Bund

09/08/14

(1,792
)

(77
)

(27
)

10 Year U.S. Treasury Note

12/19/14

(3,396
)

(5
)

(7
)

U.S. Ultra Bond

12/19/14

(1,089
)

(11
)

(19
)

Long Gilt

12/29/14

(3,581
)

(27
)

(4
)

Short Gilt

12/29/14

(686
)

(1
)

(109
)

5 Year U.S. Treasury Note

12/31/14

(12,953
)

(30
)

(98
)

3 Month Euro Euribor

12/14/15

(32,144
)

(38
)

(77
)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY

CURRENCY

COUNTERPARTY

SETTLEMENT DATE

SETTLEMENT VALUE

VALUE AT AUGUST 31, 2014

NET UNREALIZED APPRECIATION (DEPRECIATION)

728

BRL

Deutsche Bank AG†

09/17/14

318

324

6

625

BRL

HSBC Bank, N.A.†

09/17/14

271

278

7

87

EUR

Credit Suisse International

09/17/14

116

114

(2
)

26

EUR

Merrill Lynch International

09/17/14

35

34

(1
)

57

EUR

State Street Corp.

09/17/14

75

74

(1
)

30

EUR

Union Bank of Switzerland AG

09/17/14

41

40

(1
)

27

GBP

Credit Suisse International

09/17/14

45

45

—
(h)

19

GBP

Union Bank of Switzerland AG

09/17/14

32

32

—
(h)

5,545

MXN

BNP Paribas

09/17/14

424

424

—
(h)

5,585

MXN

Deutsche Bank AG

09/17/14

426

427

1

47,100

MXN

HSBC Bank, N.A.

09/17/14

3,561

3,598

37

3,928

MYR

Citibank, N.A.†

09/17/14

1,223

1,243

20

695

MYR

State Street Corp.†

09/17/14

216

219

3

6,783

6,852

69

CONTRACTS TO SELL

CURRENCY

COUNTERPARTY

SETTLEMENT DATE

SETTLEMENT VALUE

VALUE AT AUGUST 31, 2014

NET UNREALIZED APPRECIATION (DEPRECIATION)

199

AUD

Goldman Sachs International

09/17/14

185

186

(1
)

2,303

BRL

Barclays Bank plc†

09/17/14

1,007

1,024

(17
)

894

BRL

HSBC Bank, N.A.†

09/17/14

393

398

(5
)

1,248

BRL

State Street Corp.†

09/17/14

539

555

(16
)

280

EUR

Australia and New Zealand Banking Group Limited

09/17/14

370

368

2

214

EUR

BNP Paribas

09/17/14

283

282

1

2,114

EUR

Citibank, N.A.

09/17/14

2,806

2,778

28

6,980

EUR

Credit Suisse International

09/17/14

9,315

9,174

141

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014

J.P. MORGAN INCOME FUNDS

19

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

CONTRACTS TO SELL

CURRENCY

COUNTERPARTY

SETTLEMENT DATE

SETTLEMENT VALUE

VALUE AT AUGUST 31, 2014

NET UNREALIZED APPRECIATION (DEPRECIATION)

1,109

EUR

Deutsche Bank AG

09/17/14

1,480

1,457

23

2,744

EUR

Goldman Sachs International

09/17/14

3,668

3,604

64

20,622

EUR

HSBC Bank, N.A.

09/17/14

27,610

27,099

511

169

EUR

Merrill Lynch International

09/17/14

226

223

3

69

EUR

Royal Bank of Canada

09/17/14

93

91

2

710

EUR

Societe Generale

09/17/14

935

932

3

1,599

EUR

State Street Corp.

09/17/14

2,126

2,102

24

1,477

EUR

TD Bank Financial Group

09/17/14

1,962

1,941

21

26

GBP

Barclays Bank plc

09/17/14

43

43

—
(h)

948

GBP

Citibank, N.A.

09/17/14

1,573

1,573

—
(h)

449

GBP

Deutsche Bank AG

09/17/14

755

745

10

5,637

GBP

Goldman Sachs International

09/17/14

9,459

9,355

104

5,344

MXN

Citibank, N.A.

09/17/14

408

408

—
(h)

7,559

MXN

Credit Suisse International

09/17/14

577

578

(1
)

5,626

MXN

Deutsche Bank AG

09/17/14

425

430

(5
)

22,513

MXN

Union Bank of Switzerland AG

09/17/14

1,714

1,720

(6
)

18,168

MXN

Westpac Banking Corp.

09/17/14

1,362

1,388

(26
)

4,623

MYR

HSBC Bank, N.A.†

09/17/14

1,436

1,463

(27
)

8,014

ZAR

Credit Suisse International

09/17/14

752

749

3

20,577

ZAR

Westpac Banking Corp.

09/17/14

1,896

1,926

(30
)

73,398

72,592

806

SEE NOTES TO FINANCIAL
STATEMENTS.

20

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2014

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014

AUD

— Australian Dollar

BRL

— Brazilian Real

CDO

— Collateralized Debt Obligation

CLO

— Collateralized Loan Obligation

CMO

— Collateralized Mortgage Obligation

EUR

— Euro

GBP

— British Pound

IDR

— Indonesian Rupiah

IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline
(incline) in a specified index. The interest rate shown is the rate in effect as of August 31, 2014. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments.
As a result, interest income may be reduced considerably.

MXN

— Mexican Peso

MYR

— Malaysian Ringgit

NGN

— Nigerian Naira

Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

REMIC

— Real Estate Mortgage Investment Conduit

STRIPS

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB

— Step-Up Bond. The interest rate shown is the rate in effect as of August 31, 2014.

TBA

— To Be Announced

VAR

  —  Variable Rate Security. The interest rate shown is the rate in effect as of August 31,
2014.

ZAR

— South African Rand

@

  —  The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of August 31, 2014.

(b)

  —  Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(d)

— Defaulted Security.

(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)

— Amount rounds to less than 0.1%.

(h)

— Amount rounds to less than one thousand (shares or dollars).

(i)

  —  Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(l)

— The rate shown is the current yield as of August 31, 2014.

(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

(v)

  —  Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

(x)

—  Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown reflect the next call date. The coupon rates shown are the rates in effect as of August 31, 2014.

†

— Non-deliverable forward. See Note 2.F. in the Notes to Financial Statements.

^

  —  All or a portion of the security is unsettled as of August 31, 2014. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

SEE NOTES TO
FINANCIAL STATEMENTS.

AUGUST 31, 2014

J.P. MORGAN INCOME FUNDS

21

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2014

(Amounts in thousands, except
per share amounts)

Global Bond Opportunities Fund

ASSETS:

Investments in non-affiliates, at value

$
189,301

Investments in affiliates, at value

27,653

Total investment securities, at value

216,954

Cash

1,512

Foreign currency, at value

1,398

Deposits at broker for futures contracts

262

Due from custodian

711

Receivables:

Investment securities sold

119

Fund shares sold

4,305

Interest and dividends from non-affiliates

2,729

Dividends from affiliates

1

Unrealized appreciation on forward foreign currency exchange contracts

1,014

Total Assets

229,005

LIABILITIES:

Payables:

Distributions

314

Investment securities purchased

18,004

Investment securities purchased — delayed delivery securities

6,081

Fund shares redeemed

305

Variation margin on futures contracts

1

Unrealized depreciation on forward foreign currency exchange contracts

139

Accrued liabilities:

Investment advisory fees

27

Administration fees

4

Shareholder servicing fees

16

Distribution fees

7

Custodian and accounting fees

45

Trustees’ and Chief Compliance Officer’s fees

—
(a)

Other

104

Total Liabilities

25,047

Net Assets

$
203,958

(a)
Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

22

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2014

Global Bond Opportunities Fund

NET ASSETS:

Paid-in-Capital

$
200,792

Accumulated undistributed (distributions in excess of) net investment income

876

Accumulated net realized gains (losses)

200

Net unrealized appreciation (depreciation)

2,090

Total Net Assets

$
203,958

Net Assets:

Class A

$
19,131

Class C

4,727

Class R6

47,277

Select Class

132,823

Total

$
203,958

Outstanding units of beneficial interest (shares)

($0.0001 par value; unlimited number of shares authorized):

Class A

1,805

Class C

447

Class R6

4,455

Select Class

12,518

Net Asset Value (a):

Class A — Redemption price per share

$
10.60

Class C — Offering price per share (b)

10.59

Class R6 — Offering and redemption price per share

10.61

Select Class — Offering and redemption price per share

10.61

Class A maximum sales charge

3.75
%

  Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]

$
11.01

Cost of investments in non-affiliates

$
187,992

Cost of investments in affiliates

27,653

Cost of foreign currency

1,394

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014

J.P. MORGAN INCOME FUNDS

23

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2014

(Amounts in thousands)

Global Bond Opportunities Fund

INVESTMENT INCOME:

Interest income from non-affiliates

$
4,398

Dividend income from non-affiliates

4

Dividend income from affiliates

2

Foreign taxes withheld

(2
)

Total investment income

4,402

EXPENSES:

Investment advisory fees

487

Administration fees

74

Distribution fees:

Class A

17

Class C

8

Shareholder servicing fees:

Class A

17

Class C

3

Select Class

111

Custodian and accounting fees

90

Professional fees

110

Trustees’ and Chief Compliance Officer’s fees

1

Printing and mailing costs

39

Registration and filing fees

66

Transfer agent fees

14

Offering costs

1

Other

11

Total expenses

1,049

Less amounts waived

(496
)

Less expense reimbursements

(15
)

Net expenses

538

Net investment income (loss)

3,864

REALIZED/UNREALIZED GAINS (LOSSES):

Net realized gain (loss) on transactions from:

Investments in non-affiliates

689

Futures

(453
)

Foreign currency transactions

411

Net realized gain (loss)

647

Change in net unrealized appreciation/depreciation of:

Investments in non-affiliates

1,245

Futures

(83
)

Foreign currency translations

810

Change in net unrealized appreciation/depreciation

1,972

Net realized/unrealized gains (losses)

2,619

Change in net assets resulting from operations

$
6,483

SEE NOTES TO FINANCIAL
STATEMENTS.

24

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2014

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

Global Bond Opportunities Fund

Year Ended August 31, 2014

Period Ended August 31, 2013 (a)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)

$
3,864

$
1,289

Net realized gain (loss)

647

202

Change in net unrealized appreciation/depreciation

1,972

118

Change in net assets resulting from operations

6,483

1,609

DISTRIBUTIONS TO SHAREHOLDERS:

Class A

From net investment income

(301
)

(3
)

From net realized gains

(3
)

—

Class C

From net investment income

(45
)

(2
)

From net realized gains

—
(b)

—

Class R6

From net investment income

(1,350
)

(2
)

From net realized gains

(182
)

—

Select Class

From net investment income

(1,792
)

(1,091
)

From net realized gains

(155
)

—

Total distributions to shareholders

(3,828
)

(1,098
)

CAPITAL TRANSACTIONS:

Change in net assets resulting from capital transactions

174,263

26,529

NET ASSETS:

Change in net assets

176,918

27,040

Beginning of period

27,040

—

End of period

$
203,958

$
27,040

Accumulated undistributed (distributions in excess of) net investment income

$
876

$
71

(a)
Commencement of operations was September 4, 2012.

(b)
Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014

J.P. MORGAN INCOME FUNDS

25

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

Global Bond Opportunities Fund

Year Ended August 31, 2014

Period Ended August 31, 2013 (a)

CAPITAL TRANSACTIONS:

Class A

Proceeds from shares issued

$
28,400

$
225

Distributions reinvested

302

3

Cost of shares redeemed

(9,849
)

(25
)

Change in net assets resulting from Class A capital transactions

$
18,853

$
203

Class C

Proceeds from shares issued

$
4,696

$
50

Distributions reinvested

45

2

Cost of shares redeemed

(79
)

—

Change in net assets resulting from Class C capital transactions

$
4,662

$
52

Class R6

Proceeds from shares issued

$
47,058

$
50

Distributions reinvested

1,532

2

Cost of shares redeemed

(2,594
)

—

Change in net assets resulting from Class R6 capital transactions

$
45,996

$
52

Select Class

Proceeds from shares issued

$
137,196

$
25,131

Distributions reinvested

1,437

1,091

Cost of shares redeemed

(33,881
)

—

Change in net assets resulting from Select Class capital transactions

$
104,752

$
26,222

Total change in net assets resulting from capital transactions

$
174,263

$
26,529

SHARE TRANSACTIONS:

Class A

Issued

2,695

22

Reinvested

29

—
(b)

Redeemed

(939
)

(2
)

Change in Class A Shares

1,785

20

Class C

Issued

445

5

Reinvested

4

—
(b)

Redeemed

(7
)

—

Change in Class C Shares

442

5

Class R6

Issued

4,547

5

Reinvested

146

—
(b)

Redeemed

(243
)

—

Change in Class R6 Shares

4,450

5

Select Class

Issued

12,949

2,512

Reinvested

137

106

Redeemed

(3,186
)

—

Change in Select Class Shares

9,900

2,618

(a)
Commencement of operations was September 4, 2012.

(b)
Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

26

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2014

THIS PAGE IS
INTENTIONALLY LEFT BLANK

AUGUST 31, 2014

J.P. MORGAN INCOME FUNDS

27

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

Per share operating performance

Investment operations

Distributions

Net asset value, beginning of period

Net investment income (loss)

Net realized and unrealized gains (losses) on investments

Total from investment operations

Net investment income

Net realized gain

Total distributions

Global Bond Opportunities Fund

Class A

Year Ended August 31, 2014

$
10.20

$
0.42
(f)

$
0.38

$
0.80

$
(0.35
)

$
(0.05
)

$
(0.40
)

September 4, 2012 (h) through August 31, 2013

10.00

0.45

0.16

0.61

(0.41
)

—

(0.41
)

Class C

Year Ended August 31, 2014

10.21

0.37
(f)

0.39

0.76

(0.33
)

(0.05
)

(0.38
)

September 4, 2012 (h) through August 31, 2013

10.00

0.44

0.14

0.58

(0.37
)

—

(0.37
)

Class R6

Year Ended August 31, 2014

10.21

0.48
(f)

0.36

0.84

(0.39
)

(0.05
)

(0.44
)

September 4, 2012 (h) through August 31, 2013

10.00

0.52

0.14

0.66

(0.45
)

—

(0.45
)

Select Class

Year Ended August 31, 2014

10.21

0.45
(f)

0.37

0.82

(0.37
)

(0.05
)

(0.42
)

September 4, 2012 (h) through August 31, 2013

10.00

0.50

0.14

0.64

(0.43
)

—

(0.43
)

(a)
Annualized for periods less than one year, unless otherwise noted.

(b)
Not annualized for periods less than one year.

(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)
Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.

(e)
Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

(f)
Calculated based upon average shares outstanding.

(g)
Certain non-recurring expenses incurred by the Fund were not annualized for the year ended August 31, 2014 and for the period ended August 31, 2013.

(h)
Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

28

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2014

Ratios/Supplemental data

Ratios to average net assets (a)

Net asset value, end of period

Total return (excludes sales charge) (b)(c)

Net assets, end of period (000’s)

Net expenses (d)

Net investment income (loss)

Expenses without waivers, reimbursements and earnings credits

Portfolio turnover rate (b)(e)

$
10.60

8.01
%

$
19,131

0.89
%(g)

4.01
%(g)

1.49
%(g)

77
%

10.20

6.12

203

0.90
(g)

4.66
(g)

2.41
(g)

117

10.59

7.55

4,727

1.29
(g)

3.49
(g)

1.98
(g)

77

10.21

5.77

53

1.30
(g)

4.30
(g)

2.54
(g)

117

10.61

8.38

47,277

0.49
(g)

4.53
(g)

1.00
(g)

77

10.21

6.58

53

0.50
(g)

5.10
(g)

1.55
(g)

117

10.61

8.22

132,823

0.64
(g)

4.30
(g)

1.26
(g)

77

10.21

6.43

26,731

0.65
(g)

4.95
(g)

1.80
(g)

117

SEE NOTES TO FINANCIAL
STATEMENTS.

AUGUST 31, 2014

J.P. MORGAN INCOME FUNDS

29

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

Classes Offered

Diversified/Non-Diversified

Global Bond Opportunities Fund

Class A, Class C, Class R6 and Select Class

Non-Diversified

The investment objective of the Fund is to seek to provide total return.

The Fund commenced operations on September 4, 2012.

Prior to May 31, 2013, the Fund was not publicly offered for investment.

Class A Shares
generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class R6 and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund’s prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946 - Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Fixed income securities
(other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American,
South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations.
Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations
are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management,
Inc. (the “Administrator” or “JPMFM”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or
“JPMIM”), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment.

30

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2014

The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of
Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at August 31, 2014.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•

Level 1 — quoted prices in active markets for identical securities

•

  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

Level 1 Quoted prices

Level 2 Other significant observable inputs

Level 3 Significant unobservable inputs

Total

Investments in Securities

Debt Securities

Asset-Backed Securities

Cayman Islands

$
—

$
4,468

$
250

$
4,718

Italy

—

166

—

166

United States

—

356

8,916

9,272

Total Asset-Backed Securities

—

4,990

9,166

14,156

Collateralized Mortgage Obligations

Agency CMO

United States

—

12,006

—

12,006

Non-Agency CMO

Italy

—

—

149

149

Spain

—

207

—

207

United States

—

1,136

101

1,237

Total Collateralized Mortgage Obligations

—

13,349

250

13,599

Commercial Mortgage-Backed Securities

Cayman Islands

—

256

112

368

Ireland

—

44

—

44

United States

—

1,737

1,488

3,225

Total Commercial Mortgage-Backed Securities

—

2,037

1,600

3,637

Convertible Bonds

United Kingdom

—

211

—

211

United States

—

4,631

—

4,631

Total Convertible Bonds

—

4,842

—

4,842

Corporate Bonds

Argentina

—

411

—

411

Australia

—

181

—

181

Bahamas

—

144

—

144

Bermuda

—

467

—

467

AUGUST 31, 2014

J.P. MORGAN INCOME FUNDS

31

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (continued)

Level 1 Quoted prices

Level 2 Other significant observable inputs

Level 3 Significant unobservable inputs

Total

Brazil

$

—

$

1,457

$

—

$

1,457

Canada

—

2,033

—

2,033

Cayman Islands

—

3,602

—

3,602

Chile

—

1,456

—

1,456

Colombia

—

881

—

881

Croatia

—

1,150

—

1,150

Denmark

—

343

—

343

France

—

5,885

—

5,885

Germany

—

4,731

—

4,731

Indonesia

—

637

—

637

Ireland

—

2,301

—

2,301

Italy

—

4,500

—

4,500

Luxembourg

—

11,442

—

11,442

Mexico

—

1,849

—

1,849

Morocco

—

654

—

654

Netherlands

—

4,430

—

4,430

Peru

—

992

—

992

South Korea

—

409

—

409

Spain

—

1,995

—

1,995

Sweden

—

307

—

307

Switzerland

—

2,168

—

2,168

Turkey

—

442

—

442

United Arab

Emirates

—

875

—

875

United Kingdom

—

10,662

—

10,662

United States

—

35,897

160

36,057

Total Corporate Bonds

—

102,301

160

102,461

Foreign Government Securities

—

23,833

—

23,833

Mortgage Pass-Through Securities

—

6,090

—

6,090

Preferred Securities

Belgium

—

680

—

680

Denmark

—

916

—

916

France

—

1,822

—

1,822

Germany

—

433

—

433

Netherlands

—

581

—

581

Spain

—

1,164

—

1,164

Sweden

—

225

—

225

Switzerland

—

839

—

839

United Kingdom

—

3,452

—

3,452

United States

—

1,240

—

1,240

Total Preferred Securities

—

11,352

—

11,352

Preferred Stocks

Cayman Islands

—

51

—

51

United Kingdom

11

—

—

11

United States

—

38

—

38

Total Preferred Stocks

11

89

—

100

Loan Assignments

United States

—

9,231

—

9,231

Short-Term Investment

Investment Company

27,653

—

—

27,653

Total Investments in Securities

$
27,664

$
178,114

$
11,176

$
216,954

32

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2014

Level 1 Quoted prices

Level 2 Other significant observable inputs

Level 3 Significant unobservable inputs

Total

Appreciation in Other Financial Instruments

Forward Foreign Currency Exchange Contracts

$
—

$
1,014

$
—

$
1,014

Futures Contracts

112

—

—

112

Total Appreciation in Other Financial Instruments

$
112

$
1,014

$
—

$
1,126

Depreciation in Other Financial Instruments

Forward Foreign Currency Exchange Contracts

$
—

$
(139
)

$
—

$
(139
)

Futures Contracts

(189
)

—

—

(189
)

Total Depreciation in Other Financial Instruments

$
(189
)

$
(139
)

$
—

$
(328
)

There were no transfers between Levels 1 and 2 during the year ended August 31, 2014.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Balance as of 8/31/13

Realized gain (loss)

Change in unrealized appreciation (depreciation)

Net accretion (amortization)

Purchases¹

Sales²

Transfers into Level 3

Transfers out of Level 3

Balance as of 8/31/14

Investments in Securities

Asset-Backed Securities — Cayman Islands

$
—

$
—

$
—

$
—

$
250

$
—

$
—

$
—

$
250

Asset-Backed Securities — United States

1,622

7

128

16

7,637

(645
)

151

—

8,916

Collateralized Mortgage Obligations — Non-Agency CMO — Italy

138

—

10

1

—

—

—

—

149

Collateralized Mortgage Obligations — Non-Agency CMO — United States

—

—

1

—
(a)

100

—

—

—

101

Commercial Mortgage-Backed Securities — Cayman Islands

—

—

—
(a)

—

112

—

—

—

112

Commercial Mortgage-Backed Securities — United States

296

—

(10
)

—
(a)

1,202

—

—

—

1,488

Corporate Bonds — United States

70

—

8

(1
)

89

(6
)

—

—

160

$
2,126

$
7

$
137

$
16

$
9,390

$
(651
)

$
151

$
—

$
11,176

(a)
Amount rounds to less than $1,000.

[1]
Purchases include all purchases of securities and securities received in corporate actions.

[2]
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the year.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at
August 31, 2014, which were valued using significant unobservable inputs (Level 3) amounted to approximately $137,000. This amount is included in Change in net unrealized appreciation (depreciation) of investments in non-affiliates on the
Statement of Operations.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

Fair Value at 8/31/14

Valuation Technique(s)

Unobservable Input

Range (Weighted Average)

$
7,079

Discounted Cash Flow

Constant Prepayment Rate

0.00% - 10.00% (1.82%)

Constant Default Rate

0.00% - 30.00% (11.19%)

Yield (Discount Rate of Cash Flows)

0.00% - 6.41% (4.11%)

Asset-Backed Securities

7,079

AUGUST 31, 2014

J.P. MORGAN INCOME FUNDS

33

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (continued)

Fair Value at 8/31/14

Valuation Technique(s)

Unobservable Input

Range (Weighted Average)

$
250

Discounted Cash Flow

Constant Prepayment Rate

0.00% - 3.20% (1.91%)

Constant Default Rate

0.50% - 50.00% (20.46%)

Yield (Discount Rate of Cash Flows)

1.45% - 4.13% (2.53)

Collateralized Mortgage Obligations

250

1,350

Discounted Cash Flow

Yield (Discount Rate of Cash Flows)

2.34% - 16.56% (6.43%)

Commercial Mortgage-Backed Securities

1,350

Total

$
8,679

#
The table above does not include certain Level 3 securities that are valued by brokers and pricing services that have inputs that are not readily available or cannot be reasonably estimated. These securities’ inputs are generally described in Note 2.A. At August 31, 2014, the value of these securities was approximately $2,497,000. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant
Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Restricted and Illiquid Securities —
Certain securities held by the Fund may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the
“Securities Act”). Illiquid securities are securities which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately their fair value and include, but are not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Fund. As of August 31, 2014, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.

The value and percentage of net assets of illiquid securities as of August 31, 2014 were approximately $393,000 and 0.2%, respectively.

C. Loan Assignments — The Fund invests in loan assignments of all or a portion of the loans. When the Fund purchases a loan assignment, the Fund has direct rights against the borrower on a loan provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. As a result, the Fund assumes the credit risk of the Borrower (“Intermediate Participants”) and any other persons interpositioned between the Fund and the Borrower. Although certain loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower. In addition, loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid.

D. Unfunded Commitments — The Fund may enter into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of its normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Fund to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment (Note
2.C.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation (depreciation) from unfunded commitments is reported on the Statement of Assets and Liabilities. The Fund segregates security positions such that sufficient liquid assets will be available for the commitments on a future date. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Fund may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of interest income on the Statement of Operations.

At August 31, 2014, the Fund did not have any outstanding unfunded loan commitments.

E. Futures Contracts — The Fund uses treasury, index or other financial futures contracts to gain or reduce exposure to the stock and bond markets, maintain liquidity and minimize transactions costs. The Fund also buys futures contracts to immediately invest incoming cash in the market or sells futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.
Changes in the market value of open futures contracts are recorded as change in net unrealized

34

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2014

appreciation/depreciation in the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported in the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI and cash deposited is recorded on the Statement of Assets and
Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The table below discloses the volume of the Fund’s futures contracts activity during the year ended August 31, 2014 (amounts in thousands):

Futures Contracts:

Average Notional Balance Long

$
14,408

Average Notional Balance Short

22,581

Ending Notional Balance Long

36,162

Ending Notional Balance Short

55,641

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

F. Forward Foreign Currency Exchange Contracts — The
Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward
foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

As of August 31, 2014, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

The table below discloses the volume of the Fund’s forward foreign currency exchange contracts activity during the year ended August 31, 2014
(amounts in thousands):

Forward Foreign Currency Exchange Contracts:

Average Settlement Value Purchased

$
5,031

Average Settlement Value Sold

33,016

Ending Settlement Value Purchased

6,783

Ending Settlement Value Sold

73,398

G. Summary of Derivatives Information — The following table presents the value of derivatives held as of
August 31, 2014, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities (amounts in thousands):

Derivative Contracts

Statement of Assets and Liabilities Location

Gross Assets:

Futures Contracts (a)

Forward Foreign Currency Exchange Contracts

Total

Interest rate contracts

Receivables, Net Assets — Unrealized Appreciation

$
112

$
—

$
112

Foreign exchange contracts

Receivables

—

1,014

1,014

Total

$
112

$
1,014

$
1,126

Gross Liabilities:

Interest rate contracts

Payables, Net Assets — Unrealized Depreciation

$
(189
)

$
—

$
(189
)

Foreign exchange contracts

Payables

—

(139
)

(139
)

Total

$
(189
)

$
(139
)

$
(328
)

(a)
A portion of this amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOI. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable from/to brokers.

AUGUST 31, 2014

J.P. MORGAN INCOME FUNDS

35

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (continued)

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and the Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The lSDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other. The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of August 31, 2014 (amounts in thousands):

Counterparty

Gross Amount of Derivative Assets Presented in the Statement
of Assets and Liabilities (a)

Derivatives Available for Offset

Collateral Received

Net Amount Due From Counterparty (not less than zero)

Australia and New Zealand Banking Group Limited

$
2

$
—

$
—

$
2

Barclays Bank plc

—
(d)

—
(d)

—

—

BNP Paribas

1

—

—

1

Citibank, N.A.

48

—
(d)

—

48

Credit Suisse International

144

(3
)

—

141

Deutsche Bank AG

40

(5
)

—

35

Goldman Sachs International

168

(1
)

—

167

HSBC Bank, N.A.

555

(32
)

—

523

Merrill Lynch International

3

(1
)

—

2

Royal Bank of Canada

2

—

—

2

Societe Generale

3

—

—

3

State Street Corp.

27

(17
)

—

10

TD Bank Financial Group

21

—

—

21

Exchange Traded Futures & Options Contracts (b)

112
(c)

—

—

112

Total

$
1,126

$
(59
)

$
—

$
1,067

Counterparty

Gross Amount of Derivative Liabilities Presented in the Statement
of Assets and Liabilities (a)

Derivatives Available for Offset

Collateral Posted

Net Amount Due To Counterparty (not less than zero)

Barclays Bank plc

$
17

$
—
(d)

$
—

$
17

Citibank, N.A.

—
(d)

—
(d)

—

—

Credit Suisse International

3

(3
)

—

—

Deutsche Bank AG

5

(5
)

—

—

Goldman Sachs International

1

(1
)

—

—

HSBC Bank, N.A.

32

(32
)

—

—

Merrill Lynch International

1

(1
)

—

—

State Street Corp.

17

(17
)

—

—

Union Bank of Switzerland AG

7

—

—

7

Westpac Banking Corp.

56

—

—

56

Exchange Traded Futures & Options Contracts (b)

189
(c)

—

—

189

Total

$
328

$
(59
)

$
—

$
269

(a)
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

(b)
These derivatives are not subject to master netting arrangements.

(c)
A portion of this amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOI. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable from/to brokers for futures contracts.

(d)
Amount rounds to less than $1,000.

36

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2014

The following tables present the effect of derivatives on the Statement of Operations for the year ended
August 31, 2014, by primary underlying risk exposure (amounts in thousands):

Amount of Realized Gain (Loss) on Derivatives Recognized in Statement of Operations

Derivative Contracts

Futures Contracts

Forward Foreign Currency Exchange Contracts

Total

Interest rate contracts

$
(453
)

$
—

$
(453
)

Foreign exchange contracts

—

245

245

Total

$
(453
)

$
245

$
(208
)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of
Operations

Derivative Contracts

Futures Contracts

Forward Foreign Currency Exchange Contracts

Total

Interest rate contracts

$
(83
)

$
—

$
(83
)

Foreign exchange contracts

—

827

827

Total

$
(83
)

$
827

$
744

The Fund’s derivatives contracts held at August 31, 2014 are not accounted for as hedging instruments under GAAP.

H. When Issued Securities and Forward Commitments — The Fund may purchase when issued, including To Be Announced (“TBA”)
securities, and enter into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date. When issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. The purchase of securities on a when issued or forward commitment basis involves the risk that the value of the security to be purchased declines before settlement date. The sale of securities on forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Fund may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when issued or forward commitment basis is not accrued until settlement date. It is the Fund’s policy to reserve assets with a current value at least equal to the amount of their when issued or forward commitments.

The Fund had TBA purchase
commitments outstanding as of August 31, 2014, which are shown as payable for Investment securities purchased-delayed delivery securities on the Statement of Assets and Liabilities. The values of these securities are detailed on the SOI.

I. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date.
Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the year, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held. Accordingly, such foreign currency gains (losses) are included in the reported Change in net unrealized appreciation/depreciation on investment transactions on the Statement of Operations. The Fund does isolate the effect of changes in foreign exchange rates from fluctuations in market prices of securities when determining realized gain or loss for sales of fixed income securities.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the
U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statement of Operations.

J. Offering and Organizational Costs
— Total offering costs of approximately $83,000 paid in connection with the offering of shares of the Fund were amortized on a straight line basis over 12 months from the date the Fund commenced operations. Costs paid in connection with the organization of the Fund, if any, were recorded as an expense at the time the Fund commenced operations.

K. Security Transactions and
Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.

AUGUST 31, 2014

J.P. MORGAN INCOME FUNDS

37

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (continued)

L. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

M. Federal Income Taxes — The Fund is treated as a separate taxable entity for
Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of August 31, 2014, no liability for income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remains subject to examination by the Internal Revenue Service.

N. Foreign Taxes — The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

O. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

Paid-in-Capital

  Accumulated
 undistributed
(distributions in excess of) net investment income

  Accumulated
 net realized
gains (losses)

$
—

$
429

$
(429
)

(a)
Amount rounds to less than $1,000.

The
reclassifications for the Fund relate primarily to foreign currency gains or losses.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, the Adviser, an indirect, wholly-owned subsidiary of
JPMorgan Chase & Co. (“JPMorgan”), supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.55% of the Fund’s average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fees — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the
J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the year ended August 31,
2014, the effective rate was 0.08% of the Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator,
JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement,
JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of the Fund’s shares. The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to the Distributor, at annual rates of 0.25% and 0.75% of the average daily net assets of Class A and Class C Shares, respectively.

38

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2014

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A
Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended August 31, 2014, the Distributor retained the following (amounts in thousands):

Front-End Sales Charge

CDSC

$9

$
—

D. Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing
Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. The Class R6 Shares do not participate in the Shareholder Servicing Agreement. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly at an annual rate of 0.25% for Class A, Class C and Select Class Shares.

The Distributor has
entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing
fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the
Fund. For these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. Payments to the custodian may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately in the Statement of Operations.

Interest income earned on cash balances at the custodian, if any, is included in
Interest income from affiliates in the Statement of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included as Interest expense to affiliates in the Statement of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator
and Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Fund’s average daily net assets as shown in the table below:

Class A

Class C

Class R6

Select Class

0.90
%

1.30
%

0.50
%

0.65
%

The expense limitation agreement was in effect for the year ended August 31, 2014. The contractual expense limitation percentages in the table above are in place until at least December 31, 2014.

For the year ended August 31, 2014, the Fund’s
service providers waived fees and/or reimbursed expenses for the Fund as follows (amounts in thousands). None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Waivers

Investment Advisory

Administration

Shareholder Servicing

Total

Contractual Reimbursements

$
381

$
53

$
53

$
487

$
15

Additionally, the Fund may invest in one or more money market funds advised by the Adviser or its affiliates. The Adviser,
Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Fund’s investment in such affiliated money market fund. A portion of the waiver is voluntary.

Waivers resulting from investments in these money market funds for the year ended August 31, 2014 were approximately $9,000.

G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and the
Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended August 31, 2014, the Fund may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the
Adviser.

AUGUST 31, 2014

J.P. MORGAN INCOME FUNDS

39

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (continued)

The Fund may use related party broker-dealers. For the year ended August 31, 2014, the Fund did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P.
Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment
Transactions

During the year ended August 31, 2014, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

Purchases (excluding U.S. Government)

Sales (excluding U.S. Government)

$
227,142

$
65,042

During the year ended August 31, 2014, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal
income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at August 31, 2014 were as follows (amounts in thousands):

  Aggregate
Cost

Gross Unrealized Appreciation

Gross Unrealized Depreciation

Net Unrealized Appreciation (Depreciation)

$215,730

$
3,034

$
1,810

$
1,224

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to investments in contingent preferred debt.

The tax character of distributions paid during the year ended August 31, 2014 was as follows (amounts in thousands):

Ordinary Income

Net Long-Term Capital Gains

  Total
Distributions Paid

$
3,774

$
54

$
3,828

The tax character of distributions paid during the year ended August 31, 2013 was as follows (amounts in thousands):

Ordinary Income*

  Net
Long-Term Capital Gains*

  Total
Distributions Paid*

$1,098

$
—

$
1,098

*
The Fund commenced operation on September 4, 2012.

As of August 31, 2014, the components of net assets (excluding paid-in-capital) on a tax basis were as follows (amounts in thousands):

  Current
 Distributable
 Ordinary
Income

  Current
 Distributable
 Long-Term
Capital Gain or (Tax Basis Loss Carryover)

  Unrealized
 Appreciation
(Depreciation)

$
2,455

$
—

$
1,203

The cumulative timing differences primarily consist of distributions payable, mark to market of forward foreign currency contracts and post-October capital loss deferrals.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended August 31, 2014 the Fund deferred to September 1, 2014 post-October capital losses of (amount in thousands):

Short-Term

Long-Term

$
—

$
177

6. Borrowings

The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending
Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates

40

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2014

beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are both investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 10, 2014.

The Fund had no borrowings outstanding from another fund or
from the unsecured, uncommitted credit facility at August 31, 2014, or at any time during the year then ended.

Interest expense paid, if
any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statement of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters
into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the
Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The Adviser or an affiliate may
from time to time exercise discretion on behalf of certain of their clients with respect to the purchase or sale of a significant portion of the Fund’s outstanding shares. Investment activities on behalf of these shareholders could impact the
Fund.

The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the
Fund’s shares being more sensitive to economic results of those issuing the securities.

The Fund may have elements of risk not typically
associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the period. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

As of August 31, 2014, a significant portion of the Fund’s net assets consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Fund invests in floating rate loans and other floating rate debt securities. Although these securities are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates are heightened. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Fund is also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Fund such as forward foreign currency exchange contracts and TBA securities.

The Fund
is subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

The Fund may
invest in lower-quality debt securities, i.e., “junk bonds.” Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher-rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

The Fund’s investments in sovereign and corporate debt obligations within emerging market countries may be subject to potentially higher risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic instability in these markets may have disruptive effects on the market prices of the Fund’s investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

As of
August 31, 2014, the Fund had the following country allocations representing greater than 10% of the Fund’s total investments:

United States

38.2%

AUGUST 31, 2014

J.P. MORGAN INCOME FUNDS

41

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of JPMorgan Trust I and the Shareholders of JPMorgan Global Bond
Opportunities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Global Bond Opportunities Fund (a separate fund of JPMorgan Trust I) (the
“Fund”) at August 31, 2014, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period September 4, 2012 (commencement of operations)
through August 31, 2013, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

October 29, 2014

42

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2014

TRUSTEES

(Unaudited)

The
Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Fund (1)

Principal Occupations During Past 5 Years

Number of Portfolios in Fund Complex Overseen by Trustee (2)

Other Directorships Held Outside Fund Complex During Past 5 Years

Independent Trustees

John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.

Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).

164

Director, Cardinal Health, Inc. (CAH) (1994-present); Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present);
Trustee, Columbus Association for the Performing Arts.

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.

Professor, City University of New York (2013-present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New
York) (1998-1999).

164

Trustee, Museum of Jewish Heritage (2011-present).

Robert J. Higgins (1945); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2002.

Retired; Director of Administration of the State of Rhode Island (2003-2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).

164

None

Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1985.

Self-employed business consultant (2002-present).

164

None

Mary E. Martinez (1960); Trustee of Trust since 2013.

Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-Present); Managing Director, Bank of America (Asset
Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management; U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).

164

None

Marilyn McCoy* (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.

Vice President of Administration and Planning, Northwestern University (1985-present).

164

Trustee, Carleton College (2003-present).

Mitchell M. Merin (1953); Trustee of Trust since 2013.

Retired; President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser)
(1998-2005).

164

Director, Sun Life Financial (SLF) (2007-2013) (financial services and insurance); Trustee, Trinity College, Hartford, CT (2002-2010).

William G. Morton, Jr. (1937); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.

Retired; Chairman Emeritus (2001-2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985-2001).

164

Director, Radio Shack Corp. (electronics) (1987-2008); Director, National Organization of Investment Professionals; Trustee of the Stratton Mountain School
(2001-present).

Dr. Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.

Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).

164

Trustee, American University in Cairo (1999-present); Chairman, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of
Oriental Research (2011-present); Trustee, American Museum of Fly Fishing (2013-present).

AUGUST 31, 2014

J.P. MORGAN INCOME FUNDS

43

TRUSTEES

(Unaudited) (continued)

Name (Year of Birth); Positions With the Fund (1)

Principal Occupations During Past 5 Years

  Number of Portfolios in Fund
 Complex Overseen   by Trustee
(2)

Other Directorships Held Outside Fund Complex During Past 5 Years

Independent Trustees (continued)

Marian U. Pardo** (1946); Trustee of Trust since 2013.

Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007-present); Managing Director, Credit Suisse
Asset Management (portfolio manager) (2003-2006).

164

Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.

Consultant (2000-present); Adviser, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments,
Eli Lilly and Company (pharmaceuticals) (1988-1999).

164

Trustee, Wabash College (1988-present); Chairman, Indianapolis Symphony Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2001.

Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).

164

None

  Interested Trustee Not Affiliated With the
Adviser

Frankie D. Hughes*** (1952), Trustee of Trust since 2008.

President, Ashland Hughes Properties (property management) (since 2014); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management)
(1993-2014).

164

Trustee, The Victory Portfolios (2000-2008) (Investment companies).

(1)
The Trustees serve for an indefinite term, subject to the Trust’s current retirement policy, which is age 78 for all Trustees. In order to fill the vacancies created by the retirement of Fergus Reid, III, William J. Armstrong, and Leonard J. Spalding Jr., effective December 31, 2012, the Board appointed Ms. Martinez and Mr. Merin to serve as Trustees effective January 1, 2013 and Ms. Pardo to serve as Trustee effective February 1, 2013.

(2)
A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes eleven registered investment companies (164 funds).

*
Two members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.

**
In connection with prior employment with JPMorgan Chase, Ms. Pardo is the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in
January 2013. In addition, Ms. Pardo receives payments from a fully funded qualified plan, which is not an obligation of JPMorgan Chase.

***
Ms. Hughes is treated as an “interested person” based on the portfolio holdings of clients of Hughes Capital Management, Inc.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

44

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2014

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)

Principal Occupations During Past 5 Years

  Robert L. Young (1963),
 President and Principal Executive   Officer
(2013)**

Chief Operating Officer and Director, J.P. Morgan Investment Management Inc. since 2010; Senior Vice President, J.P. Morgan Funds
(2005-2010), Chief Operating Officer, J.P. Morgan Funds (2005-2010); Director and various officer positions for JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and JPMorgan Distribution Services, Inc. (formerly One Group
Dealer Services, Inc.) from 1999 to present. Mr. Young has been with JPMorgan Chase & Co. (formerly Bank One Corporation) since 1997.

Laura M. Del Prato (1964), Treasurer and Principal Financial Officer (2014)

  Managing Director, JPMorgan Funds Management, Inc. (since 2014); Partner, Cohen Fund Audit Services, Ltd. (2012-2013); Partner (2004-2012)
and various other titles (1990-2004) at KPMG, LLP.

Frank J. Nasta (1964), Secretary (2008)

Managing Director and Associate General Counsel, JPMorgan Chase since 2008; Previously, Director, Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman &
Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds and Seligman Data Corp.; Director and Corporate Secretary, Seligman Advisors, Inc. and Seligman Services, Inc.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)

Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

  Annik Pastore (1966),   AML Compliance
Officer (2014)*

Executive Director and Global Financial Crime Compliance Officer for JPMorgan Global Investment Management for the U.S. and EMEA since
2012, AML officer for various JPMAM lines of business from 2007-2012.

  Elizabeth A. Davin (1964),   Assistant
Secretary (2005)**

Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February
2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)**

Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)

  Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; formerly, Vice President and Assistant General
Counsel, JPMorgan Chase from 2005 until February 2011.

Carmine Lekstutis (1980), Assistant Secretary (2011)

Vice President and Assistant General Counsel, JPMorgan Chase since 2011; Associate, Skadden, Arps, Slate, Meagher & Flom LLP (law firm) from 2006 to 2011.

Gregory S. Samuels (1980), Assistant Secretary (2010)

Executive Director and Assistant General Counsel, JPMorgan Chase since 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase since 2010; Associate, Ropes &
Gray (law firm) from 2008 to 2010; Associate, Clifford Chance LLP (law firm) from 2005 to 2008.

Pamela L. Woodley (1971), Assistant Secretary (2012)***

Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

  Michael M. D’Ambrosio (1969),
Assistant Treasurer (2012)

Managing Director, JPMorgan Funds Management, Inc. from May 2014; formerly Executive Director, JPMorgan Funds Management, Inc. from 2012 until May 2014; prior to joining JPMorgan
Chase, Mr. D’Ambrosio was a Tax Director at PricewaterhouseCoopers LLP since 2006.

Joseph Parascondola (1963), Assistant Treasurer (2011)

Vice President, JPMorgan Funds Management, Inc. since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011)

  Vice President, JPMorgan Funds Management, Inc. since August 2010; prior to August 2010, Vice President and Controller, Legg Mason Global
Asset Management.

  Julie A. Roach (1971),    Assistant
Treasurer (2012)**

Vice President, JPMorgan Funds Management, Inc. from August 2012; prior to joining JPMorgan Chase, Ms. Roach was a Senior Manager with Deloitte since 2001.

  Gillian I. Sands (1969),
Assistant Treasurer (2012)

Vice President, JPMorgan Funds Management, Inc. from September 2012; Assistant Treasurer, Wells Fargo Funds Management (2007-2009).

The
contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*
The contact address for the officer is 60 Victoria Embankment, Floor 06, London, EC4Y 0JP, United Kingdom.

**
The contact address for the officer is 460 Polaris Parkway, Westerville, OH 43082.

***
The contact address for the officer is 4 New York Plaza, Floor 21, New York, NY 10004.

AUGUST 31, 2014

J.P. MORGAN INCOME FUNDS

45

SCHEDULE OF SHAREHOLDER EXPENSES

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1,
2014, and continued to hold your shares at the end of the reporting period, August 31, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Beginning Account Value March 1, 2014

Ending Account Value August 31, 2014

Expenses Paid During the Period*

Annualized Expense Ratio

Global Bond Opportunities Fund

Class A

Actual

$
1,000.00

$
1,029.10

$
4.55

0.89
%

Hypothetical

1,000.00

1,020.72

4.53

0.89

Class C

Actual

1,000.00

1,027.60

6.59

1.29

Hypothetical

1,000.00

1,018.70

6.56

1.29

Class R6

Actual

1,000.00

1,030.80

2.51

0.49

Hypothetical

1,000.00

1,022.74

2.50

0.49

Select Class

Actual

1,000.00

1,029.90

3.27

0.64

Hypothetical

1,000.00

1,021.98

3.26

0.64

*
Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

46

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2014

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in person in June and August 2014, at which the Trustees considered the continuation of the investment advisory agreement for the Fund whose annual report is contained herein (the “Advisory Agreement”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreement or any of their affiliates, approved the continuation of the Advisory Agreement on August 20, 2014.

As part of their review of the Advisory Agreement, the Trustees considered and reviewed performance and other information about the Fund received from the
Adviser. This information includes the Fund’s performance as compared to the performance of its peers and benchmarks and analyses by the Adviser of the Fund’s performance. In addition, the Trustees have engaged an independent management consulting firm (“independent consultant”) to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. The Adviser also periodically provides comparative information regarding the Fund’s expense ratios and those of its peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by
Lipper Inc. (“Lipper”), an independent provider of investment company data. The independent consultant also provided additional analyses of the performance of certain J.P. Morgan Funds with greater than two years of performance history in connection with the Trustees’ review of the Advisory Agreement. Before voting on the proposed Advisory Agreement, the Trustees reviewed the proposed agreement with representatives of the Adviser, counsel to the Trust and independent legal counsel to the Trustees and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the proposed agreement. The Trustees also discussed the proposed agreement in executive sessions with independent legal counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve the Advisory Agreement.

The Trustees considered information provided with respect to the Fund over the course of the year. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Adviser from the Fund under the Advisory Agreement was fair and reasonable and that the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of the services provided to the Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of, and the amount of attention given to the Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of the Fund. The Trustees also reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Adviser.

The Trustees also
considered its knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the
Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Fund, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Fund.

AUGUST 31, 2014

J.P. MORGAN INCOME FUNDS

47

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited) (continued)

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser.

Costs of Services Provided and
Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to the Fund. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Fund, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the
Trustees concluded that the profitability to the Adviser under the Advisory Agreement was not unreasonable in light of the services and benefits provided to the Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Fund. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Adviser, earn fees from the
Fund for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the
Fund’s distributor. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees considered the extent to which the Fund benefits from economies of scale. The Trustees noted that the proposed investment advisory fee schedule for the Fund does not contain breakpoints, but that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of non-money market fund assets excluding certain funds-of-funds, as applicable, advised by the Adviser, and that the Fund benefits from that breakpoint. The
Trustees also noted that the Adviser has implemented fee waivers and expense limitations. The Trustees concluded that shareholders of the Fund generally benefited from the lower expense ratios that resulted from these factors. The Trustees also considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Adviser has in place that serve to limit the overall net expense ratio at competitive levels, and that shareholders of the Fund effectively participated in the economies of scale through the fee waivers and expense limitations.

Independent Written Evaluation of the Fund’s Chief Compliance Officer

The Trustees noted
that, upon their direction, the Chief Compliance Officer for the Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreement.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the
Adviser for investment management styles substantially similar to that of the Fund. The Trustees also considered the complexity of investment management for the Fund relative to the Adviser’s other clients and the differences in the nature and extent of the services provided to the different clients. The Trustees concluded that the fee rates charged to the Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received
and considered absolute and/or relative performance for the Fund in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of the Fund within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for the applicable one-year period. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in the
Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed the
Fund’s performance against its benchmark and considered the performance information provided for the Fund

48

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2014

at regular Board meetings by the Adviser. The Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to the Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the Fund’s performance was in the first quintile for both Class A and Select Class shares for the one-year period ended December 31, 2013. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the performance was reasonable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by the Fund to the Adviser and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as the Fund. The Trustees recognized that Lipper reported the Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for the Fund. The
Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for the Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of the Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Fund’s net advisory fee and the actual total expenses for both Class A and Select Class shares were in the first quintile of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

AUGUST 31, 2014

J.P. MORGAN INCOME FUNDS

49

SPECIAL SHAREHOLDER MEETING RESULTS

(Unaudited)

The Trust held a meeting of shareholders on June 10, 2014, for the purpose of considering and voting upon the election of Trustees.

Trustees were elected by the shareholders of all of the series of the Trust, including the Fund. The results of the voting were as follows:

Votes Received (Amounts in thousands)

John F. Finn

In Favor

172,130,223

Withheld

1,157,495

Dr. Matthew Goldstein

In Favor

172,109,164

Withheld

1,178,553

Robert J. Higgins

In Favor

158,338,954

Withheld

14,948,763

Frankie D. Hughes

In Favor

172,148,985

Withheld

1,138,733

Peter C. Marshall

In Favor

172,124,473

Withheld

1,163,244

Mary E. Martinez

In Favor

172,132,763

Withheld

1,154,954

Marilyn McCoy

In Favor

172,123,615

Withheld

1,164,102

Votes Received (Amounts in thousands)

Mitchell M. Merin

In Favor

172,132,812

Withheld

1,154,905

William G. Morton, Jr.

In Favor

172,111,749

Withheld

1,175,968

Robert A. Oden, Jr.

In Favor

172,098,600

Withheld

1,189,117

Marian U. Pardo

In Favor

172,162,159

Withheld

1,125,559

Frederick W. Ruebeck

In Favor

172,051,301

Withheld

1,236,416

James J. Schonbachler

In Favor

172,078,691

Withheld

1,209,026

50

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2014

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the
Fund’s income and distributions for the taxable year ended August 31, 2014. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2014. The information necessary to complete your income tax returns for the calendar year ending December 31, 2014 will be provided under separate cover.

Dividends Received Deductions (DRD)

The Fund had 0.04% or maximum allowable percentage, of
ordinary income distributions eligible for the 70% dividend received deduction for corporate shareholders for the fiscal year ended August 31, 2014.

Long Term Capital Gain

The Fund distributed approximately $54,000, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended August 31, 2014.

Qualified Dividend Income (QDI)

The Fund had
approximately $4,000, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended August 31, 2014.

AUGUST 31, 2014

J.P. MORGAN INCOME FUNDS

51

Rev. January 2011

FACTS

WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal
information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we
do.

What?

The types of
personal information we collect and share depend on the product or service you have with us. This information can include:

¡   Social Security number and account balances

¡   transaction history and account transactions

¡   checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal
information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information

Does
J.P. Morgan Funds share?

Can you limit this sharing?

  For our everyday business purposes
— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus

Yes

No

  For marketing purposes —
to offer our products and services to you

Yes

No

For joint marketing with other financial companies

No

We don’t share

  For our affiliates’ everyday business
purposes — information about your transactions and experiences

No

We don’t share

  For our affiliates’ everyday business
purposes — information about your creditworthiness

No

We don’t share

For nonaffiliates to market to you

No

We don’t share

Questions?

Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are

Who is providing this notice?

J.P. Morgan Funds

What we do

How does J.P. Morgan Funds protect my personal
information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.

  How does J.P.
Morgan   Funds collect my personal
information?

We collect your personal information, for
example, when you:

¡   open an account or provide contact information

¡   give us your account information or pay us by check

¡   make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit
only

¡   sharing for affiliates’ everyday business purposes –
information about your creditworthiness

¡   affiliates from using
your information to market to you

¡   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates

  Companies related by common ownership or
control. They can be financial and nonfinancial companies.       ¡   J.P. Morgan
Funds does not share with our affiliates.

Nonaffiliates

  Companies not related by common ownership or
control. They can be financial and nonfinancial companies.       ¡   J.P. Morgan
Funds does not share with nonaffiliates so they can market to you.

Joint Marketing

  A formal agreement between nonaffiliated
financial companies that together market financial products or services to you.       ¡   J.P. Morgan
Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and
Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the
SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent
12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase &
Co., 2014. All rights reserved. August 2014.

AN-GBO-814

Annual Report

J.P. Morgan Income Funds

August 31, 2014

JPMorgan Floating Rate Income Fund

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objective, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

September 18, 2014 (Unaudited)

Dear Shareholder:

With a backdrop of continued accommodative policies among the world’s central banks and a trend toward low growth, low inflation and low volatility, global financial markets stabilized and provided positive returns for the twelve months ended August 31, 2014. In the U.S., low borrowing costs, a surge in corporate mergers and healthy corporate earnings drove U.S. equity indices to successive record highs during the latter half of the period. Fixed income markets struggled early on but then swung to gains as long-term interest rates declined in 2014 and demand for debt securities outpaced supply. Bond yields, which generally move in the opposite direction of prices, tumbled lower over the second half of the twelve month period and yields on longer maturity U.S. Treasury securities reached their lowest levels in more than a year. From May through June, market volatility retreated to lows not consistently seen since 2007, before spiking in July on geopolitical tensions, and then retreating again at the end of August. The Barclays U.S. Aggregate Index returned 5.66% for the twelve month period. The Standard & Poor’s 500 Index put an exclamation point on the twelve months by breaching the 2,000-point level for the first time and closing at a record high 2003.37 points on August 29, 2014.

“While both global bond and equity markets performed well during the past twelve months, there remained notable investor uncertainty about the timing and scope of any change in Fed interest rate policy and uneasiness about the run up in equity prices.”

In the broader U.S. economy, growth returned after a notable drop in the winter months and business investment and spending on durable goods improved in the latter part of the 12 month period. While housing data was mixed, the unemployment rate dropped to 6.10% in August from 7.20% in September 2013, and other jobs numbers showed meaningful improvement. In response to sustained economic improvement — particularly in jobs data — the U.S. Federal Reserve (the “Fed”) announced in December that it would begin to taper off its Quantitative Easing program. During 2014, the Fed incrementally decreased its monthly purchases of U.S. Treasury bonds and mortgage-backed securities to $25 billion by the end of August. In 2014, Janet Yellen became chairwoman of the Fed and sought to reassure investors and the public at large that central bank policy would remain accommodative into 2015. In August, she reiterated that stance at a closely watched global economic conference in Jackson Hole, Wyoming.

The European Union (EU) returned to positive growth in 2013 and by December, Ireland had become the first member nation of the EU to exit its bailout program. However, overall unemployment in the EU remained exceptionally high and in 2014 the threat of price deflation arose. In an unprecedented move in June, European Central Bank President Mario Draghi cut the deposit rate to negative 0.10% from 0.00% in a bid to push banks to extend lending by effectively charging them for parking excess cash with the central bank. Draghi followed up at the Jackson Hole conference in August with a clear statement that acknowledged the need to spur job creation and signaled his commitment to support growth and head off a destructive deflationary spiral. In Japan, Prime Minister Shinzo Abe’s efforts to stimulate economic growth appeared to have some success in 2013, but by mid-2014 weaker-than-expected economic data fueled fears that his policies were faltering. Consumer spending declined sharply, potentially due to an April increase in the nation’s consumption tax. The Bank of Japan continued its aggressive program of bond purchases throughout 2014. The MSCI Europe, Australasia and Far East Index returned 16.09% for the twelve months ended August 31, 2014.

Isolated conflicts in Ukraine, Gaza and Iraq drove some investors toward so-called safe havens, particularly U.S. fixed income securities, but financial markets in general shrugged off much of the impact from these events. Elsewhere, a long-running dispute over restructured payments to holders of Argentina’s sovereign debt made headlines but had little effect on global bond markets.

Emerging markets generally performed well during the period, rebounding from a sell-off in late 2013. In China, domestic economic data weakened toward the end of the twelve month period. However, the government’s targeted stimulus appeared to be working to counter any slowdown in growth. Two of the world’s largest democracies, India and Indonesia, held generally peaceful elections, and Turkey’s prime minister was elected the next president, as expected. In Brazil, the death of opposition presidential candidate Eduardo Campos in an airplane crash raised uncertainty about the upcoming elections and prospects for change in Brazil’s economic policies. In Thailand, months of political unrest led to a military coup in May. For the twelve months ended August 31, 2014, the MSCI Emerging Markets Index returned 18.26%.

While both global bond and equity markets performed well during the past twelve months, there remained notable investor uncertainty about the timing and scope of any change in Fed interest rate policy and uneasiness about the run-up in equity prices. Policymakers and economists stated their fear that investors had grown complacent amid the extended period

AUGUST 31, 2014

J.P. MORGAN INCOME FUNDS

1

CEO’S LETTER

September 18, 2014 (Unaudited) (continued)

of low volatility seen across stock, bond, foreign exchange and commodities markets. At the same time, moderate price inflation and a stronger dollar helped to dispel warnings that Fed policies would unleash rapid inflation and debase the U.S. currency. In the face of these concerns, both bonds and equities generated positive solid returns for the twelve month period and rewarded those investors who maintained a diversified portfolio and a long-term perspective.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset
Management

2

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2014

JPMorgan Floating Rate Income Fund

FUND COMMENTARY

TWELVE MONTHS ENDED AUGUST 31, 2014
(Unaudited)

REPORTING PERIOD RETURN:

Fund (Select Class Shares)*

4.40%

Credit Suisse Leveraged Loan Index

5.15%

Barclays U.S. Aggregate Index

5.66%

Net Assets as of 8/31/2014 (In Thousands)

$
4,037,832

INVESTMENT OBJECTIVE**

The JPMorgan Floating Rate Income Fund (the “Fund”) seeks to provide current income with a secondary objective of capital appreciation.

HOW DID THE MARKET PERFORM?

Financial markets generally performed well, primarily driven by the accommodative stance of central banks throughout the twelve months ended August 31, 2014. Periodic volatility early in the reporting period was supplanted by rising prices for both equities and bonds and an extended stretch of low volatility in both asset classes.

Demand for leveraged credit, including high yield bonds (also known as “junk bonds”) and senior secured loans, was supported for much of the reporting period by investors’ search for yield, providing a positive tailwind to the asset class. Meanwhile, supply in the form of new issue high yield bonds remained generally supportive of the market during the period, while corporate earnings and balance sheets remained strong.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s (Select Class Shares) underperformance relative to the Credit Suisse Leveraged Loan Index (the “Benchmark) for the
twelve months ended August 31, 2014, was driven by negative security selection in the utility sector and the retail sector. The

Fund’s security selection in the health care sector and the housing sector made a positive contribution to relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund was overweight Bbb, B, and non-rated sectors and generally underweight in sectors rated Baa and Caa and lower. The Fund’s portfolio managers generally upgraded the credit quality of the portfolio during the reporting period and gained exposure to these sectors mainly by investing in floating rate debt instruments issued by corporations and, to a lesser extent, fixed rate short duration corporate debt securities.

PORTFOLIO COMPOSITION***

Loan Assignments

74.7
%

Corporate Bonds

17.2

Others (each less than 1.0%)

0.8

Short-Term Investment

7.3

*

The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

**

The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

***

Percentages indicated are based on total investments as of August 31, 2014. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2014

J.P. MORGAN INCOME FUNDS

3

JPMorgan Floating Rate Income Fund

FUND COMMENTARY

TWELVE MONTHS ENDED AUGUST 31, 2014 (Unaudited) (continued)

  AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31,
2014

INCEPTION DATE OF CLASS

1 YEAR

3 YEAR

SINCE INCEPTION

CLASS A SHARES

June 1, 2011

Without Sales Charge

4.15
%

6.60
%

4.27
%

With Sales Charge*

0.25

5.24

3.05

CLASS C SHARES

June 1, 2011

Without CDSC

3.59

6.05

3.77

With CDSC**

2.59

6.05

3.77

CLASS R6 SHARES

October 31, 2013

4.49

6.88

4.57

SELECT CLASS SHARES

June 1, 2011

4.40

6.85

4.54

*

Sales Charge for Class A Shares is 2.25%. Prior to January 2, 2014, the sales charge was 3.75%.

**

Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (6/1/11 TO 8/31/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced
operations on June 1, 2011.

Returns for Class R6 Shares prior to their inception date are based on the performance of Select Class Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Select Class Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Floating Rate Income Fund, the Credit Suisse Leveraged Loan Index, the Barclays U.S. Aggregate
Index and the Lipper Loan Participation Funds Index from June 1, 2011 to August 31, 2014. The performance of the Lipper Loan Participation Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Credit Suisse Leveraged Loan Index and the Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The performance of the

Lipper Loan Participation Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund.
The Credit Suisse Leveraged Loan Index is an unmanaged market value-weighted index designed to represent the investable universe of the U.S. dollar-denominated leveraged loan market. The index reflects reinvestment of all distributions and changes in market prices. The Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Loan Participation Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date.
Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2014

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Corporate Bonds — 17.5%

Consumer Discretionary — 3.5%

Auto Components — 0.1%

4,075

Pittsburgh Glass Works LLC, 8.000%, 11/15/18 (e)

4,350

Automobiles — 0.3%

6,725

Chrysler Group LLC/CG Co-Issuer, Inc., 8.000%, 06/15/19

7,234

6,417

Jaguar Land Rover Automotive plc, (United Kingdom), 4.125%, 12/15/18 (e)

6,513

13,747

Hotels, Restaurants & Leisure — 0.8%

12,950

MGM Resorts International, 11.375%, 03/01/18

16,382

9,400

MTR Gaming Group, Inc., 11.500%, 08/01/19

10,504

3,200

Seneca Gaming Corp., 8.250%, 12/01/18 (e)

3,376

30,262

Household Durables — 1.1%

4,250

Brookfield Residential Properties, Inc., (Canada), 6.500%, 12/15/20 (e)

4,510

K. Hovnanian Enterprises, Inc.,

1,200

6.250%, 01/15/16

1,245

900

7.000%, 01/15/19 (e)

911

2,068

11.875%, 10/15/15

2,275

4,000

KB Home, 9.100%, 09/15/17

4,630

Lennar Corp.,

3,210

4.500%, 06/15/19

3,274

8,823

Series B, 12.250%, 06/01/17

10,985

8,202

M/I Homes, Inc., 8.625%, 11/15/18

8,653

Standard Pacific Corp.,

3,150

8.375%, 05/15/18

3,654

2,702

10.750%, 09/15/16

3,148

43,285

Media — 0.7%

1,500

AMC Entertainment, Inc., 9.750%, 12/01/20

1,684

8,285

Cenveo Corp., 6.000%, 08/01/19 (e)

8,181

3,400

Clear Channel Communications, Inc., 9.000%, 03/01/21

3,527

DISH DBS Corp.,

2,750

7.125%, 02/01/16

2,936

9,856

7.875%, 09/01/19

11,433

2,000

Univision Communications, Inc., 7.875%, 11/01/20 (e)

2,180

29,941

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Specialty Retail — 0.5%

Claire’s Stores, Inc.,

1,872

6.125%, 03/15/20 (e)

1,774

8,128

9.000%, 03/15/19 (e)

8,453

EUR 7,700

New Look Bondco I plc, (United Kingdom), VAR, 6.492%, 05/14/18 (e)

10,169

20,396

Total Consumer Discretionary

141,981

Consumer Staples — 0.5%

Food & Staples Retailing — 0.1%

2,800

Tops Holding Corp./Tops Markets LLC, 8.875%, 12/15/17

2,989

Food Products — 0.2%

6,031

Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)

6,393

2,350

Pilgrim’s Pride Corp., 7.875%, 12/15/18

2,473

8,866

Household Products — 0.2%

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,

4,750

8.500%, 05/15/18

4,970

4,000

9.000%, 04/15/19

4,200

9,170

Total Consumer Staples

21,025

Energy — 2.8%

Energy Equipment & Services — 0.9%

10,520

Ocean Rig UDW, Inc., 7.250%, 04/01/19 (e)

10,467

1,869

Petroleum Geo-Services ASA, (Norway), 7.375%, 12/15/18 (e)

1,972

6,194

PHI, Inc., 5.250%, 03/15/19

6,272

5,750

Seadrill Ltd., (Bermuda), 6.125%, 09/15/17 (e)

5,937

9,680

SESI LLC, 7.125%, 12/15/21

10,914

35,562

Oil, Gas & Consumable Fuels — 1.9%

Chesapeake Energy Corp.,

4,500

3.250%, 03/15/16

4,511

16,464

VAR, 3.484%, 04/15/19

16,629

Energy XXI Gulf Coast, Inc.,

7,935

7.750%, 06/15/19

8,292

2,000

9.250%, 12/15/17

2,120

EP Energy LLC/Everest Acquisition Finance, Inc.,

4,500

6.875%, 05/01/19

4,748

3,500

9.375%, 05/01/20

3,946

SEE NOTES TO
FINANCIAL STATEMENTS.

AUGUST 31, 2014

J.P. MORGAN INCOME FUNDS

5

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

NOK 11,000

Exmar N.V., (Belgium), VAR, 6.250%, 07/07/17

1,792

1,800

Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/18

1,894

1,700

Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 04/15/21 (e)

1,832

2,925

Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp., 9.750%, 02/15/17

3,035

4,157

Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)

4,323

6,018

Ultra Petroleum Corp., (Canada), 5.750%, 12/15/18 (e)

6,213

10,500

Westmoreland Coal Co./Westmoreland Partners, 10.750%, 02/01/18 (e)

11,196

5,500

WPX Energy, Inc., 5.250%, 01/15/17

5,789

76,320

Total Energy

111,882

Financials — 1.3%

Consumer Finance — 1.0%

39,815

Ally Financial, Inc., VAR, 2.914%, 07/18/16

40,591

Insurance — 0.3%

GBP 6,275

Towergate Finance plc, (United Kingdom), VAR, 6.060%, 02/15/18 (e)

9,897

Total Financials

50,488

Health Care — 1.5%

Health Care Equipment & Supplies — 0.4%

2,425

ConvaTec Finance International S.A., (Luxembourg), 8.250% (cash), 01/15/19 (e) (v)

2,498

14,577

ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e)

15,634

18,132

Health Care Providers & Services — 0.4%

1,878

inVentiv Health, Inc., 9.000%, 01/15/18 (e)

1,963

3,864

National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)

4,115

168

Omnicare, Inc., 7.750%, 06/01/20

179

Tenet Healthcare Corp.,

6,783

5.000%, 03/01/19 (e)

6,868

4,383

6.000%, 10/01/20

4,755

17,880

Pharmaceuticals — 0.7%

6,500

Endo Finance LLC & Endo Finco, Inc., 7.000%, 07/15/19 (e)

6,914

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Pharmaceuticals — continued

Valeant Pharmaceuticals International, Inc., (Canada),

2,000

6.750%, 10/01/17 (e)

2,078

10,449

6.750%, 08/15/18 (e)

11,180

2,000

6.875%, 12/01/18 (e)

2,083

4,000

7.000%, 10/01/20 (e)

4,250

26,505

Total Health Care

62,517

Industrials — 1.7%

Aerospace & Defense — 0.2%

Bombardier, Inc., (Canada),

3,648

4.750%, 04/15/19 (e)

3,694

3,500

7.500%, 03/15/18 (e)

3,902

7,596

Air Freight & Logistics — 0.1%

5,281

CEVA Group plc, (United Kingdom), 4.000%, 05/01/18 (e)

4,951

Airlines — 0.3%

1,651

Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18

1,783

3,547

Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19

4,044

1,352

Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)

1,514

3,648

Continental Airlines 2012-3 Class C Pass-Through Certificates, 6.125%, 04/29/18

3,867

11,208

Commercial Services & Supplies — 0.7%

9,600

ADT Corp. (The), 4.125%, 04/15/19

9,624

18,115

ILFC E-Capital Trust I, VAR, 5.020%, 12/21/65 (e)

17,481

266

R.R. Donnelley & Sons Co., 7.250%, 05/15/18

300

27,405

Electrical Equipment — 0.0% (g)

1,415

International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)

1,525

Industrial Conglomerates — 0.1%

4,730

J.M. Huber Corp., 9.875%, 11/01/19 (e)

5,321

Machinery — 0.1%

5,000

Bluewater Holding B.V., (Netherlands), Reg. S, 10.000%, 12/10/19 (e)

5,300

Marine — 0.1%

2,676

Ridgebury Crude Tankers LLC, 7.625%, 03/20/17 (e)

2,746

SEE NOTES TO
FINANCIAL STATEMENTS.

6

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2014

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Corporate Bonds — continued

Road & Rail — 0.1%

Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,

3,000

4.875%, 11/15/17

3,098

518

9.750%, 03/15/20

580

903

VAR, 2.977%, 12/01/17

898

4,576

Total Industrials

70,628

Information Technology — 0.4%

Communications Equipment — 0.3%

9,600

Avaya, Inc., 7.000%, 04/01/19 (e)

9,552

Semiconductors & Semiconductor Equipment — 0.1%

4,355

Advanced Micro Devices, Inc., 6.750%, 03/01/19 (e)

4,562

Total Information Technology

14,114

Materials — 2.7%

Chemicals — 0.6%

7,325

Ashland, Inc., 3.000%, 03/15/16

7,425

INEOS Group Holdings S.A., (Luxembourg),

1,713

5.875%, 02/15/19 (e)

1,756

4,000

6.125%, 08/15/18 (e)

4,130

8,500

PolyOne Corp., 7.375%, 09/15/20

9,159

1,000

Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)

1,040

23,510

Construction Materials — 1.0%

Cemex S.A.B. de C.V., (Mexico),

22,365

VAR, 4.984%, 10/15/18 (e)

23,763

17,200

VAR, 5.234%, 09/30/15 (e)

17,652

41,415

Containers & Packaging — 0.4%

Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., (Ireland),

1,800

6.250%, 01/31/19 (e)

1,818

1,700

9.125%, 10/15/20 (e)

1,853

Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, (Luxembourg),

3,915

5.625%, 12/15/16 (e)

3,984

7,000

6.000%, 06/15/17 (e)

7,105

1,850

Sealed Air Corp., 8.125%, 09/15/19 (e)

2,021

16,781

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Metals & Mining — 0.7%

1,000

Aleris International, Inc., 7.625%, 02/15/18

1,037

1,000

APERAM, (Luxembourg), 7.750%, 04/01/18 (e)

1,050

ArcelorMittal, (Luxembourg),

5,000

6.125%, 06/01/18

5,444

13,000

10.350%, 06/01/19

16,380

3,850

Commercial Metals Co., 7.350%, 08/15/18

4,351

28,262

Total Materials

109,968

Telecommunication Services — 2.4%

Diversified Telecommunication Services — 2.4%

CCO Holdings LLC/CCO Holdings Capital Corp.,

3,773

7.000%, 01/15/19

3,957

800

7.250%, 10/30/17

836

5,602

7.375%, 06/01/20

6,050

9,063

8.125%, 04/30/20

9,720

204

Cincinnati Bell, Inc., 8.750%, 03/15/18

214

1,750

Clearwire Communications LLC/Clearwire Finance, Inc., 14.750%, 12/01/16 (e)

2,209

Intelsat Jackson Holdings S.A., (Luxembourg),

1,000

7.250%, 04/01/19

1,055

1,000

7.250%, 10/15/20

1,070

1,500

8.500%, 11/01/19

1,574

6,000

Intelsat Luxembourg S.A., (Luxembourg), 6.750%, 06/01/18

6,285

Level 3 Communications, Inc.,

1,000

8.875%, 06/01/19

1,080

33,113

11.875%, 02/01/19

36,217

Level 3 Financing, Inc.,

3,415

8.125%, 07/01/19

3,697

2,560

9.375%, 04/01/19

2,765

5,635

VAR, 3.823%, 01/15/18 (e)

5,663

8,390

PAETEC Holding Corp., 9.875%, 12/01/18

8,946

EUR 3,390

Wind Acquisition Finance S.A., (Luxembourg), VAR, 4.203%, 07/15/20 (e)

4,471

Total Telecommunication Services

95,809

Utilities — 0.7%

Independent Power & Renewable Electricity Producers — 0.7%

18,000

AES Corp., VAR, 3.227%, 06/01/19

18,090

SEE NOTES TO
FINANCIAL STATEMENTS.

AUGUST 31, 2014

J.P. MORGAN INCOME FUNDS

7

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Corporate Bonds — continued

Independent Power & Renewable Electricity Producers — continued

GenOn Energy, Inc.,

7,000

7.875%, 06/15/17

7,350

3,000

9.875%, 10/15/20

3,165

Total Utilities

28,605

Total Corporate Bonds (Cost $698,323)

707,017

Preferred Securities — 0.4% (x)

Financials — 0.4%

Banks — 0.4%

11,150

Bank of America Corp., VAR, 5.125%, 06/17/19

11,035

3,200

Wachovia Capital Trust III, VAR, 5.570%, 10/03/14

3,136

14,171

Insurance — 0.0% (g)

913

Catlin Insurance Co., Ltd., (Bermuda), VAR, 7.249%, 01/19/17 (e)

942

Total Preferred Securities (Cost $14,953)

15,113

SHARES

Preferred Stock — 0.5%

Financials — 0.5%

Insurance — 0.5%

23

XLIT Ltd., (Cayman Islands), Series D, VAR, 3.354%, 09/30/14 ($1,000 par value) @ (Cost $19,459 )

19,636

PRINCIPAL AMOUNT

Loan Assignments — 76.1%

Consumer Discretionary — 20.6%

Auto Components — 0.9%

26,800

CS Intermediate HoldCo 2 LLC, Term Loan, VAR, 4.000%, 04/04/21

26,653

3,737

Jason, Inc., 1st Lien Term Loan, VAR, 5.500%, 06/30/21

3,750

6,258

Key Safety Systems, Inc., 1st Lien Term Loan B, VAR, 06/30/21^

6,270

36,673

Automobiles — 1.0%

13,071

Chrysler Group LLC, New Term Loan B, VAR, 3.500%, 05/24/17

13,052

25,608

Chrysler Group LLC, Term Loan B, VAR, 3.250%, 12/31/18

25,346

38,398

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Distributors — 0.1%

4,895

VWR Funding, Inc., New USD B1 Term Loan, VAR, 3.407%, 04/03/17

4,868

Diversified Consumer Services — 0.4%

16,545

Coinmach Services Corp., New 1st Lien Term Loan, VAR, 4.250%, 11/14/19

16,404

Hotels, Restaurants & Leisure — 5.5%

14,840

American Casino & Entertainment Properties LLC, Term Loan, VAR, 4.500%, 07/03/19

14,840

8,224

Bally Technologies, Inc., Term Loan B, VAR, 4.250%, 11/25/20

8,209

13,750

CBAC Borrower LLC, Term Loan B, VAR, 8.250%, 07/02/20

14,145

12,239

CEC Entertainment, Inc., New Term Loan B, VAR, 4.250%, 02/12/21^

12,112

3,430

Dave & Buster’s Entertainment, Inc., 1st Lien Term Loan B, VAR, 4.500%, 07/25/20

3,421

6,528

Golden Nugget, Inc., Delayed Draw Term Loan, VAR, 5.500%, 11/21/19

6,588

15,232

Golden Nugget, Inc., Term Loan, VAR, 5.500%, 11/21/19

15,372

9,304

Graton Economic Development Authority, Term Loan, VAR, 9.000%, 08/22/18

9,544

20,051

Hilton Worldwide Finance LLC, Term Loan, VAR, 3.500%, 10/26/20

19,918

19,552

Intrawest Resorts Holdings, Inc., Term Loan, VAR, 5.500%, 12/09/20

19,649

14,323

Landry’s, Inc., Term B Loan, VAR, 4.000%, 04/24/18

14,297

19,349

MGM Resorts International, Term Loan B, VAR, 3.500%, 12/20/19^

19,214

9,124

Scientific Games International, Inc., Term Loan, VAR, 4.250%, 10/18/20^

8,997

8,073

Seminole Hard Rock Entertainment, Inc., Term Loan B, VAR, 3.500%, 05/14/20

7,958

22,483

Shingle Springs Tribal Gaming Authority, Term Loan B, VAR, 6.250%, 08/29/19

23,157

24,013

Station Casinos LLC, 1st Lien Term Loan B, VAR, 4.250%, 03/02/20

23,916

221,337

Household Durables — 0.3%

4,686

Polarpak, Inc., Term Loan, VAR, 4.500%, 06/07/20

4,663

6,008

Tempur Sealy International, Inc., Term Loan B, VAR, 3.500%, 03/18/20

5,971

2,437

WNA Holdings, Term Loan, VAR, 4.500%, 06/07/20

2,424

13,058

SEE NOTES TO
FINANCIAL STATEMENTS.

8

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2014

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Loan Assignments — continued

Internet & Catalog Retail — 0.1%

4,164

Sitel, Inc., Tranche A Extended U.S. Term Loan, VAR, 7.484%, 01/30/17 (i)

4,185

Leisure Products — 0.9%

28,575

Delta 2 Sarl, 1st Lien Term Loan, VAR, 6.693%, 07/30/21^

28,444

7,216

FGI Operating Co. LLC, 1st Lien Term Loan B, VAR, 5.500%, 04/19/19

7,244

35,688

Media — 7.3%

13,456

Cengage Learning Acquisitions, Inc., Term Loan 2020, VAR, 7.000%, 03/31/20

13,537

27,211

Clear Channel Communications, Inc., Term Loan, VAR, 6.907%, 01/30/19

26,792

6,423

Clear Channel Communications, Inc., Term Loan B-1, VAR, 3.807%, 01/29/16

6,378

5,795

Clear Channel Communications, Inc., Term Loan E, VAR, 7.657%, 07/30/19

5,774

247

DigitalGlobe, Inc., Term Loan B, VAR, 3.750%, 01/31/20

246

7,492

Entravision Communications Corp., Term Loan B, VAR, 3.500%, 05/31/20

7,363

2,780

Gray Television, Inc., 1st Lien Term Loan, VAR, 3.750%, 06/13/21

2,765

14,635

Interactive Data Corp., 1st Lien Term Loan B, VAR, 4.750%, 05/02/21

14,672

9,478

McGraw-Hill Education Holding Inc., Term B Loan, VAR, 5.750%, 03/22/19

9,525

1,690

Media General, Inc., Term Loan B, VAR, 4.250%, 07/31/20

1,694

3,653

Mission Broadcasting, Inc., Term B-2 Loan, VAR, 3.750%, 10/01/20

3,616

9,057

MTL Publishing LLC, 1st Lien Term Loan B-2, VAR, 3.750%, 06/29/18

8,986

7,165

NEP/NCP Holdco Inc., Term Loan B, VAR, 4.250%, 01/22/20

7,105

4,142

Nexstar Broadcasting, Inc., Term B-2 Loan, VAR, 3.750%, 10/01/20

4,101

9,686

Numericable Group S.A., Term Loan B1, VAR, 4.500%, 05/21/20

9,716

8,379

Numericable Group S.A., Tranche B-2 Term Loan, VAR, 4.500%, 05/21/20

8,406

5,325

NVA Holdings, Inc., 1st Lien Term Loan, VAR, 4.750%, 08/14/21

5,338

3,601

Radio One, Inc., 1st Lien Term Loan B, VAR, 7.500%, 03/31/16

3,643

595

Sinclair Television Group, Inc., Tranche B Term Loan, VAR, 3.000%, 04/09/20

586

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Media — continued

39,411

Tribune Co., Term Loan, VAR, 4.000%, 12/27/20

39,332

780

TWCC Holding Corp., 1st Lien Term Loan, VAR, 3.500%, 02/13/17

770

30,265

Univision Communications, Inc., 1st Lien Term Loan C-4, VAR, 4.000%, 03/01/20

30,057

6,930

Univision Communications, Inc., Term Loan, VAR, 4.000%, 03/01/20

6,883

1,968

Vertis, Inc., Extended Term Loan, VAR, 12/21/15 (d) (i)

15

38,721

Visant Corp, 1st Lien Term Loan, VAR, 5.250%, 12/22/16

38,516

9,750

Visant Corp., 1st Lien Term Loan B, VAR, 5.500%, 07/29/21^

9,707

30,979

WMG Acquisition Corp., Term Loan, VAR, 3.750%, 07/01/20

30,166

295,689

Multiline Retail — 1.5%

35,956

J.C. Penney Corp., Inc., 1st Lien Term Loan, VAR, 6.000%, 05/22/18

36,158

23,872

Neiman Marcus Group, Inc., Term Loan, VAR, 4.250%, 10/25/20

23,674

59,832

Specialty Retail — 1.5%

3,836

Hillman Group, Inc. (The), Term Loan B, VAR, 4.500%, 06/30/21

3,834

41,425

J. Crew Group, Inc., 1st Lien Term Loan B, VAR, 4.000%, 03/05/21

40,588

2,000

Michaels Stores, Inc., Term B Loan, VAR, 3.750%, 01/28/20^

1,976

4,614

Party City Holdings, Inc., Term Loan B, VAR, 4.000%, 07/27/19^

4,570

8,181

Serta Simmons Holdings LLC, Term Loan B, VAR, 4.250%, 10/01/19

8,170

59,138

Textiles, Apparel & Luxury Goods — 1.1%

6,538

Cole Haan LLC, Term Loan, VAR, 5.000%, 01/31/20

6,476

25,021

Lands’ End, Inc., Term Loan B, VAR, 4.250%, 04/02/21

24,786

5,000

Nine West Holdings, Inc., 1st Lien Term Loan B, VAR, 4.750%, 10/08/19

5,006

8,500

Stuart Weitzman Holdings LLC, Term Loan, VAR, 4.500%, 04/08/20

8,431

44,699

Total Consumer Discretionary

829,969

SEE NOTES TO
FINANCIAL STATEMENTS.

AUGUST 31, 2014

J.P. MORGAN INCOME FUNDS

9

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Loan Assignments — continued

Consumer Staples — 11.5%

Beverages — 0.3%

11,631

DS Waters of America Inc., New Term Loan, VAR, 5.250%, 08/30/20

11,660

Food & Staples Retailing — 6.7%

8,015

AdvancePierre Foods, Inc., 1st Lien Term Loan B, VAR, 5.750%, 07/10/17

8,043

18,000

Albertsons LLC, Term Loan B4, VAR, 08/08/21^

18,037

61,472

New Albertsons, Inc., 1st Lien Term Loan B, VAR, 4.750%, 06/27/21^

61,107

65,124

New Albertsons, Inc., 2019 Term Loan, VAR, 4.750%, 03/21/19

65,287

1,430

Rite Aid Corp., 2nd Lien Term Loan, VAR, 5.750%, 08/21/20

1,445

28,333

Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21

28,404

10,973

Rite Aid Corp., Tranche 7 Term Loan, VAR, 3.500%, 02/21/20

10,907

77,256

SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19^

76,677

269,907

Food Products — 4.2%

20,785

Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.500%, 11/01/18

20,700

46,190

H. J. Heinz Co., USD Term B-2 Loan, VAR, 3.500%, 06/05/20

46,138

22,415

Hearthside Food Solutions LLC, 1st Lien Term Loan, VAR, 4.500%, 06/02/21

22,429

14,374

Hostess Brands LLC, Term Loan, VAR, 6.750%, 04/09/20

14,733

43,176

Pinnacle Foods Finance LLC, Term Loan G, VAR, 3.250%, 04/29/20^

42,619

13,332

Pinnacle Foods Finance LLC, Tranche H Term Loan, VAR, 3.250%, 04/29/20

13,163

8,367

Post Holdings, Inc., 1st Lien Term Loan B, VAR, 3.750%, 06/02/21^

8,360

168,142

Household Products — 0.3%

1,748

Armored Autogroup, Inc., New Term Loan, VAR, 6.000%, 11/05/16

1,749

11,247

Reynolds Group Holdings Ltd., Incremental Term Loan, VAR, 4.000%, 12/01/18

11,217

12,966

Total Consumer Staples

462,675

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Energy — 4.2%

Energy Equipment & Services — 1.7%

9,988

Drillships Financing Holding, Inc., Term Loan B1, VAR, 6.000%, 03/31/21

10,017

10,575

Floatel International Ltd., 1st Lien Term Loan B, VAR, 6.000%, 06/27/20

10,601

8,341

Pacific Drilling S.A., Term Loan, VAR, 4.500%, 06/03/18

8,334

4,319

Propetro Services, Inc., Term Loan, VAR, 7.250%, 09/30/19^

4,352

22,636

Seadrill Partners LP, Term Loan B, VAR, 4.000%, 02/21/21^

22,230

6,350

Seventy Seven Operating LLC, 1st Lien Term Loan B, VAR, 3.750%, 06/25/21

6,347

8,771

Stallion Oilfield Holdings, Inc., Term Loan, VAR, 8.000%, 06/19/18^

8,870

70,751

Oil, Gas & Consumable Fuels — 2.5%

1,313

Alon USA Partners LP, Term Loan B, VAR, 9.250%, 11/26/18

1,341

6,198

CITGO Petroleum Corp., 1st Lien Term Loan B, VAR, 4.500%, 07/29/21

6,216

18,338

Energy Transfer Equity LP, New Term Loan, VAR, 3.250%, 12/02/19

18,082

19,890

Fieldwood Energy LLC, 2nd Lien Term Loan, VAR, 8.375%, 09/30/20

20,321

5,748

MEG Energy Corp., Term Loan B, VAR, 3.750%, 03/31/20

5,729

6,347

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., Term Loan, VAR, 5.250%, 06/27/18

6,404

15,500

Peabody Energy Corp., Term Loan, VAR, 4.250%, 09/24/20

15,395

10,390

Sabine Oil & Gas (NFR Energy), 2nd Lien Term Loan, VAR, 8.750%, 12/31/18

10,516

3,725

Southcross Energy Partners LP, 1st Lien Term Loan B, VAR, 5.250%, 08/04/21

3,746

9,220

Southcross Holdings LP, 1st Lien Term Loan, VAR, 6.000%, 08/04/21^

9,255

3,384

Vantage Energy LLC, 2nd Lien Term Loan, VAR, 8.500%, 12/20/18

3,401

100,406

Total Energy

171,157

Financials — 2.9%

Capital Markets — 0.1%

4,214

Duff & Phelps Corp., Term Loan, VAR, 4.500%, 04/23/20

4,207

SEE NOTES TO
FINANCIAL STATEMENTS.

10

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2014

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Loan Assignments — continued

Consumer Finance — 0.4%

17,955

Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18^

17,939

Diversified Financial Services — 1.7%

3,468

Ascensus, Inc., 1st Lien Initial Term Loan, VAR, 5.000%, 12/02/19

3,481

700

Ascensus, Inc., 2nd Lien Initial Term Loan, VAR, 9.000%, 12/02/20

709

9,248

Onex USI Acquisition Corp., Term Loan B, VAR, 4.250%, 12/27/19

9,163

47,500

ROC Finance LLC, 1st Lien Term Loan, VAR, 5.000%, 06/20/19

46,046

8,208

Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, VAR, 3.750%, 03/01/21

8,067

1,135

Sedgwick Claims Management Services, Inc., 2nd Lien Term Loan, VAR, 6.750%, 02/28/22

1,129

68,595

Insurance — 0.3%

8,176

HUB International Ltd., Term Loan B, VAR, 4.250%, 10/02/20

8,111

4,223

National Financial Partners Corp, 1st Lien Term Loan B, VAR, 4.500%, 07/01/20

4,197

12,308

Real Estate Investment Trusts (REITs) — 0.1%

4,975

RHP Hotel Properties LP, 1st Lien Term Loan B, VAR, 3.750%, 01/15/21

4,973

Real Estate Management & Development — 0.3%

10,276

CityCenter Holdings LLC, Term Loan B, VAR, 4.250%, 10/16/20

10,260

314

Realogy Group LLC, Extended Term Loan, VAR, 0.005%, 10/10/16

313

10,573

Total Financials

118,595

Health Care — 6.2%

Biotechnology — 0.6%

7,249

Ikaria, Inc., 1st Lien Term Loan, VAR, 5.000%, 02/12/21

7,264

15,927

Sage Products Holdings III LLC, Term Loan, VAR, 4.250%, 12/13/19

15,908

23,172

Health Care Equipment & Supplies — 1.5%

6,027

Biomet, Inc., Term Loan B2, VAR, 3.663%, 07/25/17

6,013

19,130

Kinetic Concepts, Inc., Term Loan E1, VAR, 4.000%, 05/04/18

19,045

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Health Care Equipment & Supplies — continued

8,319

Mallinckrodt International Finance S.A., Term Loan B1, VAR, 3.500%, 03/19/21

8,280

7,660

Mallinckrodt International Finance, 1st Lien Term Loan, VAR, 3.500%, 03/19/21

7,635

8,293

Onex Carestream Finance LP, 1st Lien Term Loan, VAR, 5.000%, 06/07/19

8,302

11,000

Ortho-Clinical Diagnostics, Inc., Term Loan B, VAR, 4.750%, 06/30/21

10,995

60,270

Health Care Providers & Services — 2.6%

9,233

Alliance Healthcare Services, Inc., Term Loan, VAR, 4.250%, 06/03/19

9,178

7,610

Amsurg Corp., Term Loan B, VAR, 3.750%, 07/16/21

7,601

17,793

CHG Healthcare Services, Inc., 1st Lien Term Loan, VAR, 4.250%, 11/19/19

17,754

3,483

CHS/Community Health Systems, Inc., Term Loan D, VAR, 4.250%, 01/27/21

3,490

5,390

DaVita HealthCare Partners, Inc., 1st Lien Term Loan B, VAR, 3.500%, 06/24/21^

5,373

9,255

HCA, Inc., Term Loan B4, VAR, 2.984%, 05/01/18

9,226

7,690

IASIS Healthcare Corp., New Term Loan B2, VAR, 4.500%, 05/03/18

7,699

20,847

inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18

20,769

25,027

National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.750%, 01/31/21

24,988

106,078

Life Sciences Tools & Services — 0.3%

11,181

STHI Holding Corp., 1st Lien Term Loan, VAR, 4.500%, 08/06/21^

11,144

Pharmaceuticals — 1.2%

1,167

Catalent Pharma Solutions, Inc., USD Term Loan, VAR, 6.500%, 12/31/17

1,173

1,182

Ceva Logistics Holdings, Inc., Term Loan B, VAR, 6.500%, 03/19/21

1,155

14,289

Grifols Worldwide Operations Ltd., Term Loan B, VAR, 3.157%, 02/27/21

14,180

14,618

Par Pharmaceutical Cos., Inc., Term Loan B2, VAR, 4.000%, 09/30/19

14,490

4,260

Phibro Animal Health Corp., Term Loan, VAR, 5.250%, 04/16/21

4,237

12,870

Salix Pharmaceuticals Ltd., Term Loan, VAR, 4.250%, 01/02/20

12,883

48,118

Total Health Care

248,782

SEE NOTES TO
FINANCIAL STATEMENTS.

AUGUST 31, 2014

J.P. MORGAN INCOME FUNDS

11

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Loan Assignments — continued

Industrials — 10.1%

Aerospace & Defense — 0.5%

6,110

  Accudyne Industries Borrower S.C.A/Accudyne Industries, LLC (FKA Silver II U.S. Holdings, LLC), VAR,
4.000%, 12/13/19^

6,083

14,076

WP CPP Holdings, LLC, 1st Lien Term Loan B, VAR, 4.750%, 12/28/19

14,067

290

Ducommun, Inc., Term Loan B, VAR, 4.750%, 06/28/17

290

20,440

Air Freight & Logistics — 0.0% (g)

148

Ceva Group plc, Canadian Term Loan, VAR, 6.500%, 03/19/21

144

857

Ceva Group plc, Dutch BV Term Loan, VAR, 6.500%, 03/19/21

837

815

Ceva Group plc, Synthetic Letter of Credit, Term Loan, VAR, 6.500%, 03/19/21

787

1,768

Airlines — 1.6%

42,652

Delta Air Lines, Inc., Term Loan B1, VAR, 3.250%, 10/18/18

42,235

535

Landmark Aviation, Canadian Term Loans, VAR, 4.750%, 10/25/19

533

11,337

Landmark US Member LLC, 1st Lien Term Loan, VAR, 4.750%, 10/25/19

11,284

9,529

U.S. Airways, Inc., Term Loan B1, VAR, 3.500%, 05/23/19

9,433

63,485

Building Products — 0.9%

20,282

Continental Building Products, Inc., 1st Lien Term Loan, VAR, 4.000%, 08/28/20^

20,139

8,756

Norcraft Cos., Inc., Initial Term Loan, VAR, 5.250%, 12/13/20

8,734

7,921

Summit Materials LLC, New Term Loan B, VAR, 5.000%, 01/30/19

7,925

36,798

Commercial Services & Supplies — 2.0%

2,326

AWAS Finance Luxembourg S.A., 1st Lien Term Loan, VAR, 3.500%, 07/16/18

2,317

15,710

Garda World Security Corp., Term Loan B, VAR, 4.000%, 11/06/20

15,593

4,016

Garda World Security Corp., Term Loan DD, VAR, 4.000%, 11/06/20

3,986

21,500

  Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan, VAR, 5.484%,
06/30/17

21,517

4,440

Harland Clarke Holdings Corp., Tranche B-4 Term Loan, VAR, 6.000%, 08/04/19

4,485

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Commercial Services & Supplies — continued

10,633

Marine Acquisition Corp., Term Loan B, VAR, 5.250%, 01/30/21

10,633

4,986

Multi Packaging Solutions, Inc., Term Loan B, VAR, 4.250%, 09/30/20

4,961

8,066

  University Support Services LLC (St. George’s University Scholastic Services LLC), 2nd Lien Term Loan, VAR,
5.750%, 08/06/21

8,076

6,633

Wastequip, Inc., New Term Loan, VAR, 5.500%, 08/09/19

6,630

4,726

WTG Holdings III Corp., 1st Lien Term Loan, VAR, 4.750%, 01/15/21

4,709

82,907

Electrical Equipment — 0.2%

2,846

Alliance Laundry Systems LLC, 1st Lien Term Loan, VAR, 4.250%, 12/10/18

2,846

3,649

WireCo World Group, Inc., Term Loan B, VAR, 6.000%, 02/15/17

3,649

6,495

Industrial Conglomerates — 0.3%

1,845

Autoparts Holdings Ltd., 1st Lien Term Loan, VAR, 6.500%, 07/29/17

1,844

9,321

Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19

9,313

11,157

Machinery — 3.0%

13,954

Apex Tool Group LLC, Term Loan, VAR, 4.500%, 01/31/20

13,733

5,945

Filtration Group Canada Corp., 1st Lien Term Loan B1, VAR, 4.500%, 11/20/20

5,948

6,125

Gardner Denver, Inc., New Term Loan B, VAR, 4.250%, 07/30/20^

6,114

16,906

Gates Global LLC, 1st Lien Term Loan, VAR, 4.250%, 07/05/21

16,773

9,810

Hilex Poly Co. LLC, 1st Lien Term Loan A, VAR, 5.000%, 06/23/21^

9,773

3,810

Husky International, Inc., Term Loan B, VAR, 4.250%, 06/30/21

3,796

22,078

Intelligrated, Inc., 1st Lien Term Loan, VAR, 4.500%, 07/30/18

21,872

25,453

Rexnord LLC/RBS Global Inc., 1st Lien Term Loan B, VAR, 4.000%, 08/21/20

25,276

5,337

UTEX Industries, Inc., 1st Lien Term Loan B, VAR, 5.000%, 05/21/21

5,337

7,864

VAT Holding AG, Term Loan, VAR, 4.750%, 02/11/21

7,854

5,694

Wabash National Corp., 1st Lien Term Loan B, VAR, 4.500%, 05/08/19

5,698

122,174

SEE NOTES TO
FINANCIAL STATEMENTS.

12

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2014

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Loan Assignments — continued

Marine — 0.7%

8,934

Drillships Ocean Ventures, Inc., 1st Lien Term Loan B, VAR, 5.500%, 07/25/21

8,961

9,630

Overseas Shipholding Group, 1st Lien Term Loan B, VAR, 5.250%, 08/05/19

9,678

8,800

Shelf Drilling Holdings Ltd., Term Loan, VAR, 10.000%, 10/08/18

8,976

27,615

Road & Rail — 0.2%

2,855

Hertz Corp. (The), 1st Lien Term Loan, VAR, 3.750%, 03/11/18

2,836

3,655

Ozburn-Hessey Logistics LLC, Term Loan, VAR, 6.753%, 05/23/19

3,661

6,497

Trading Companies & Distributors — 0.7%

4,167

Flying Fortress, Inc., New Term Loan, VAR, 3.500%, 06/30/17

4,156

7,847

HD Supply, Inc., Term Loan B, VAR, 4.000%, 06/28/18

7,804

14,332

McJunkin Red Man Corp., Term Loan B, VAR, 5.000%, 11/08/19

14,332

3,494

SunSource Holdings, Inc., Term Loan, VAR, 4.750%, 02/12/21

3,496

29,788

Total Industrials

409,124

Information Technology — 8.7%

Communications Equipment — 1.9%

40,532

Avaya, Inc., 1st Lien Term Loan B3, VAR, 4.655%, 10/26/17

39,265

36,085

Avaya, Inc., Term Loan B6, VAR, 6.500%, 03/31/18

36,175

75,440

Electronic Equipment, Instruments & Components — 1.2%

13,323

CDW LLC/CDW Finance Corp., Term Loan, VAR, 3.250%, 04/29/20

13,145

37,436

Dell International LLC, USD Term Loan B, VAR, 4.500%, 04/29/20

37,509

50,654

Internet Software & Services — 0.4%

17,220

Go Daddy Group, Inc. (The), Term Loan B, VAR, 4.750%, 05/13/21

17,164

IT Services — 1.2%

22,500

First Data Corp., 2018 Dollar Term Loan, VAR, 3.655%, 03/23/18

22,247

7,935

First Data Corp., 2021 Dollar Term Loan, VAR, 4.155%, 03/24/21

7,912

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

IT Services — continued

16,904

First Data Corp., 2nd Lien Term Loan, VAR, 3.655%, 09/24/18

16,751

46,910

Semiconductors & Semiconductor Equipment — 2.9%

61,735

Avago Technologies Ltd., 1st Lien Term Loan B, VAR, 3.750%, 05/06/21

61,637

1,959

Entegris, Inc., Term Loan B, VAR, 3.500%, 04/30/21^

1,934

25,636

  Freescale Semiconductor, Inc., 7 Years Term Loan B-4, VAR, 4.250%,
02/28/20

25,536

19,862

Freescale Semiconductor, Inc., Term Loan B-5, VAR, 5.000%, 01/15/21

19,924

7,313

On Semiconductor Corp., Term Loan, VAR, 1.985%, 01/02/18

7,130

116,161

Software — 1.1%

9,386

Attachmate Corp., 1st Lien Term Loan, VAR, 7.250%, 11/22/17

9,480

13,247

Emdeon, Inc., Term Loan B-2, VAR, 3.750%, 11/02/18

13,164

22,172

Infor (US), Inc., Tranche B-5 Term Loan, VAR, 3.750%, 06/03/20

21,978

44,622

Total Information Technology

350,951

Materials — 4.6%

Chemicals — 1.5%

9,214

Arizona Chemical U.S., Inc., 1st Lien Term Loan B, VAR, 4.500%, 06/11/21

9,245

8,333

Axalta Coating Systems U.S. Holdings, Inc., Term Loan B, VAR, 3.750%, 02/01/20

8,278

16,414

Colouroz Midco Sarl, 1st Lien Term Loan B1, VAR, 05/03/21^

16,359

7,361

Gemini HDPE LLC, 1st Lien Term Loan, VAR, 4.750%, 08/06/21^

7,361

10,543

OCI Beaumont LLC, Term B-3 Loan, VAR, 5.000%, 08/20/19^

10,609

9,789

Tronox Ltd., Term Loan B, VAR, 4.000%, 03/19/20^

9,770

61,622

Construction Materials — 0.7%

893

Quikrete Holdings, Inc., 2nd Lien Initial Loan, VAR, 7.000%, 03/26/21

902

26,560

Quikrete Holdings, Inc., Term Loan, VAR, 4.000%, 09/28/20

26,389

27,291

SEE NOTES TO
FINANCIAL STATEMENTS.

AUGUST 31, 2014

J.P. MORGAN INCOME FUNDS

13

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2014 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Loan Assignments — continued

Containers & Packaging — 0.8%

7,661

Ardagh Holdings USA, Inc., New Term Loan, VAR, 4.000%, 12/17/19

7,616

3,551

Berry Plastics Corp., Term Loan E, VAR, 3.750%, 01/06/21

3,502

2,910

Rexam plc, 1st Lien Term Loan, VAR, 4.250%, 05/03/21

2,906

3,040

Southern Graphics, Inc., New Term Loans, VAR, 4.250%, 10/17/19

3,031

13,463

Viskase Corp., Inc., Term Loan, VAR, 4.250%, 01/30/21

13,286

30,341

Metals & Mining — 1.5%

5,850

Atkore International, Inc., 1st Lien Term Loan, VAR, 4.500%, 04/09/21

5,813

4,415

Atkore International, Inc., 2nd Lien Term Loan, VAR, 7.750%, 10/09/21

4,382

7,818

  Fairmount Minerals Ltd., 1st Lien Term Loan B-2,
VAR, 4.500%, 09/05/19^

7,826

2,256

JFB Firth Rixson, Inc., VAR, 4.250%, 06/30/17

2,251

20,765

FMG Resources Pty, Ltd. (Fortescue Metals Group), Term Loan, VAR, 3.750%, 06/30/19

20,677

9,394

Hi-Crush Partners LP, Term Loan B, VAR, 4.750%, 04/28/21^

9,417

12,060

Murray Energy Corp., Term Loan, VAR, 5.250%, 12/05/19

12,135

62,501

Paper & Forest Products — 0.1%

5,753

Unifrax I LLC/Unifrax Holding Co., New Term Loan, VAR, 4.250%, 11/28/18

5,725

Total Materials

187,480

Telecommunication Services — 2.9%

Diversified Telecommunication Services — 2.4%

25,457

Altice Financing S.A., Term Loan, VAR, 5.500%, 07/02/19^

25,934

9,898

Cincinnati Bell, Inc., Term Loan B, VAR, 4.000%, 09/10/20

9,857

2,985

Integra Telecom Holdings, Inc., Term Loan B, VAR, 5.250%, 02/22/19

2,985

11,917

Level 3 Communications, Inc., Term Loan B3, VAR, 4.000%, 08/01/19

11,860

21,879

UPC Financing Partnership, Facility AH, VAR, 3.250%, 06/30/21^

21,493

12,965

Virgin Media Finance plc, Term Loan, VAR, 3.500%, 06/07/20

12,785

1,829

XO Communications LLC, 1st Lien Term Loan, VAR, 4.250%, 03/20/21

1,822

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Diversified Telecommunication Services — continued

11,652

Zayo Group LLC, Term Loan B, VAR, 4.000%, 07/02/19

11,602

98,338

Wireless Telecommunication Services — 0.5%

14,207

Syniverse Holdings, Inc., Term Loan 2019, VAR, 4.000%, 04/23/19

14,065

3,719

Syniverse Holdings, Inc., 1st Lien Term Loan, VAR, 4.000%, 04/23/19^

3,673

17,738

Total Telecommunication Services

116,076

Utilities — 4.4%

Electric Utilities — 3.3%

8,980

Calpine Construction Finance Co., New Term Loan, VAR, 3.250%, 01/31/22

8,823

32,324

Calpine Construction Finance Co./CCFC Finance Corp., Term Loan B1, VAR, 3.000%, 05/03/20

31,637

9,055

Energy Future Holdings Corp., 1st Lien Term Loan, VAR, 4.250%, 06/19/16

9,064

11,963

InterGen N.V., Term Advance, VAR, 5.500%, 06/15/20

11,985

82,050

Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.652%, 10/10/17^

63,447

11,000

Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 4.652%, 10/10/14^

8,508

133,464

Independent Power & Renewable Electricity Producers — 1.1%

6,443

Calpine Corp., New Term Loan, VAR, 4.000%, 10/31/20

6,416

11,000

Dynegy, Inc., Tranche B-2 Term Loan, VAR, 4.000%, 04/23/20

10,979

7,592

EFS Cogen Holdings I LLC, Term Loan, VAR, 3.750%, 12/17/20

7,573

20,663

NRG Energy, Inc., Incremental Term Loan, VAR, 2.750%, 07/01/18

20,503

45,471

Total Utilities

178,935

Total Loan Assignments (Cost $3,072,620)

3,073,744

SEE NOTES TO
FINANCIAL STATEMENTS.

14

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2014

SHARES

SECURITY DESCRIPTION

VALUE

Short-Term Investment — 7.5%

Investment Company — 7.5%

301,377

  JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $301,377
)

301,377

Total Investments — 102.0% (Cost $4,106,732)

4,116,887

Liabilities in Excess of Other Assets — (2.0)%

(79,055
)

NET ASSETS — 100.0%

$
4,037,832

Percentages indicated are based on net assets.

Forward Foreign Currency Exchange Contracts

CONTRACTS TO SELL

CURRENCY

COUNTERPARTY

SETTLEMENT DATE

SETTLEMENT VALUE

VALUE AT AUGUST 31, 2014

NET UNREALIZED APPRECIATION (DEPRECIATION)

9,871

EUR

Citibank, N.A.

09/26/14

13,183

12,972

211

4,884

GBP

Citibank, N.A.

09/26/14

8,127

8,107

20

21,310

21,079

231

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

EUR

— Euro

GBP

— British Pound

NOK

— Norwegian Krone

Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

USD

— United States Dollar

VAR

  —  Variable Rate Security. The interest rate shown is the rate in effect as of August 31,
2014.

@

  —  The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of August 31, 2014.

(b)

  —  Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(d)

— Defaulted Security.

(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)

— Amount rounds to less than 0.1%.

(i)

  —  Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(l)

— The rate shown is the current yield as of August 31, 2014.

(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

(v)

  —  Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

(x)

—  Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflect the next call date. The coupon rates shown are the rates in effect as of August 31, 2014.

^

  —  All or a portion of the security is unsettled as of August 31, 2014. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

SEE NOTES TO
FINANCIAL STATEMENTS.

AUGUST 31, 2014

J.P. MORGAN INCOME FUNDS

15

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2014

(Amounts in thousands, except
per share amounts)

Floating Rate Income Fund

ASSETS:

Investments in non-affiliates, at value

$
3,815,510

Investments in affiliates, at value

301,377

Total investment securities, at value

4,116,887

Foreign currency, at value

182

Receivables:

Investment securities sold

120,440

Fund shares sold

8,384

Interest and dividends from non-affiliates

31,390

Dividends from affiliates

3

Unrealized appreciation on forward foreign currency exchange contracts

231

Total Assets

4,277,517

LIABILITIES:

Payables:

Due to custodian

151

Distributions

10,628

Investment securities purchased

221,958

Fund shares redeemed

4,262

Accrued liabilities:

Investment advisory fees

1,840

Administration fees

278

Shareholder servicing fees

269

Distribution fees

50

Custodian and accounting fees

90

Trustees’ and Chief Compliance Officer’s fees

—
(a)

Other

159

Total Liabilities

239,685

Net Assets

$
4,037,832

(a)
Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

16

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2014

Floating Rate Income Fund

NET ASSETS:

Paid-in-capital

$
4,021,869

Accumulated undistributed (distributions in excess of) net investment income

5,708

Accumulated net realized gains (losses)

(127
)

Net unrealized appreciation (depreciation)

10,382

Total Net Assets

$
4,037,832

Net Assets:

Class A

$
168,575

Class C

22,738

Class R6

916,404

Select Class

2,930,115

Total

$
4,037,832

  Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):

Class A

16,788

Class C

2,270

Class R6

91,154

Select Class

291,600

Net Asset Value (a):

Class A — Redemption price per share

$
10.04

Class C — Offering price per share (b)

10.02

Class R6 — Offering and redemption price per share

10.05

Select Class — Offering and redemption price per share

10.05

Class A maximum sales charge

2.25
%

  Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]

$
10.27

Cost of investments in non-affiliates

$
3,805,355

Cost of investments in affiliates

301,377

Cost of foreign currency

182

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014

J.P. MORGAN INCOME FUNDS

17

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2014

(Amounts in thousands)

Floating Rate Income Fund

INVESTMENT INCOME:

Interest income from non-affiliates

$
194,556

Dividend income from non-affiliates

595

Dividend income from affiliates

24

Total investment income

195,175

EXPENSES:

Investment advisory fees

22,243

Administration fees

3,366

Distribution fees:

Class A

456

Class C

150

Shareholder servicing fees:

Class A

456

Class C

50

Select Class

8,365

Custodian and accounting fees

137

Professional fees

150

Trustees’ and Chief Compliance Officer’s fees

36

Printing and mailing costs

60

Registration and filing fees

108

Transfer agent fees

177

Other

136

Total expenses

35,890

Less amounts waived

(6,103
)

Less earnings credits

(3
)

Net expenses

29,784

Net investment income (loss)

165,391

REALIZED/UNREALIZED GAINS (LOSSES):

Net realized gain (loss) on transactions from:

Investments in non-affiliates

(864
)

Foreign currency transactions

(1,170
)

Net realized gain (loss)

(2,034
)

Distributions of capital gains received from investment company affiliates

3

Change in net unrealized appreciation/depreciation of:

Investments in non-affiliates

3,183

Foreign currency translations

176

Unfunded commitments

(54
)

Change in net unrealized appreciation/depreciation

3,305

Net realized/unrealized gains (losses)

1,274

Change in net assets resulting from operations

$
166,665

SEE NOTES TO FINANCIAL
STATEMENTS.

18

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2014

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

Floating Rate Income Fund

Year Ended August 31, 2014

Year Ended August 31, 2013

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)

$
165,391

$
100,706

Net realized gain (loss)

(2,034
)

3,068

Distributions of capital gains received from investment company affiliates

3

—

Change in net unrealized appreciation/depreciation

3,305

(2,576
)

Change in net assets resulting from operations

166,665

101,198

DISTRIBUTIONS TO SHAREHOLDERS:

Class A

From net investment income

(6,852
)

(4,637
)

From net realized gains

(168
)

(114
)

Class C

From net investment income

(670
)

(275
)

From net realized gains

(17
)

(5
)

Class R6 (a)

From net investment income

(21,210
)

—

From net realized gains

(120
)

—

Select Class

From net investment income

(133,773
)

(91,329
)

From net realized gains

(3,120
)

(1,742
)

Total distributions to shareholders

(165,930
)

(98,102
)

CAPITAL TRANSACTIONS:

Change in net assets resulting from capital transactions

704,745

2,481,210

NET ASSETS:

Change in net assets

705,480

2,484,306

Beginning of period

3,332,352

848,046

End of period

$
4,037,832

$
3,332,352

Accumulated undistributed (distributions in excess of) net investment income

$
5,708

$
5,001

(a)
Commencement of offering of class of shares effective October 31, 2013.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2014

J.P. MORGAN INCOME FUNDS

19

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

Floating Rate Income Fund

Year Ended August 31, 2014

Year Ended August 31, 2013

CAPITAL TRANSACTIONS:

Class A

Proceeds from shares issued

$
115,883

$
125,866

Distributions reinvested

5,337

3,710

Cost of shares redeemed

(111,386
)

(35,623
)

Change in net assets resulting from Class A capital transactions

$
9,834

$
93,953

Class C

Proceeds from shares issued

$
16,008

$
14,938

Distributions reinvested

673

257

Cost of shares redeemed

(9,254
)

(2,259
)

Change in net assets resulting from Class C capital transactions

$
7,427

$
12,936

Class R6 (a)

Proceeds from shares issued

$
1,144,405

$
—

Distributions reinvested

4,409

—

Cost of shares redeemed

(225,409
)

—

Change in net assets resulting from Class R6 capital transactions

$
923,405

$
—

Select Class

Proceeds from shares issued

$
2,068,552

$
2,908,335

Distributions reinvested

20,616

2,902

Cost of shares redeemed

(2,325,089
)

(536,916
)

Change in net assets resulting from Select Class capital transactions

$
(235,921
)

$
2,374,321

Total change in net assets resulting from capital transactions

$
704,745

$
2,481,210

SHARE TRANSACTIONS:

Class A

Issued

11,482

12,518

Reinvested

529

370

Redeemed

(11,022
)

(3,543
)

Change in Class A Shares

989

9,345

Class C

Issued

1,591

1,486

Reinvested

67

26

Redeemed

(919
)

(225
)

Change in Class C Shares

739

1,287

Class R6 (a)

Issued

113,007

—

Reinvested

437

—

Redeemed

(22,290
)

—

Change in Class R6 Shares

91,154

—

Select Class

Issued

204,520

289,011

Reinvested

2,043

289

Redeemed

(229,933
)

(53,357
)

Change in Select Class Shares

(23,370
)

235,943

(a)
Commencement of offering of class of shares effective October 31, 2013.

SEE NOTES TO FINANCIAL STATEMENTS.

20

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2014

THIS PAGE IS
INTENTIONALLY LEFT BLANK

AUGUST 31, 2014

J.P. MORGAN INCOME FUNDS

21

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

Per share operating performance

Investment operations

Distributions

Net asset value, beginning of period

Net investment income (loss)

Net realized and unrealized gains (losses) on investments

Total from investment operations

Net investment income

Net realized gain

Total distributions

Floating Rate Income Fund

Class A

Year Ended August 31, 2014

$
10.02

$
0.39
(f)

$
0.02

$
0.41

$
(0.38
)

$
(0.01
)

$
(0.39
)

Year Ended August 31, 2013

9.89

0.43

0.14

0.57

(0.43
)

(0.01
)

(0.44
)

Year Ended August 31, 2012

9.41

0.47
(g)

0.44

0.91

(0.43
)

—
(h)

(0.43
)

June 1, 2011(i) through August 31, 2011

10.00

0.09
(g)

(0.63
)

(0.54
)

(0.05
)

—

(0.05
)

Class C

Year Ended August 31, 2014

10.01

0.34
(f)

0.02

0.36

(0.34
)

(0.01
)

(0.35
)

Year Ended August 31, 2013

9.88

0.40

0.13

0.53

(0.39
)

(0.01
)

(0.40
)

Year Ended August 31, 2012

9.41

0.44
(g)

0.42

0.86

(0.39
)

—
(h)

(0.39
)

June 1, 2011(i) through August 31, 2011

10.00

0.06
(g)

(0.61
)

(0.55
)

(0.04
)

—

(0.04
)

Class R6

October 31, 2013(k) through August 31, 2014

10.10

0.34
(f)

(0.03
)(l)

0.31

(0.35
)

(0.01
)

(0.36
)

Select Class

Year Ended August 31, 2014

10.03

0.42
(f)

0.02

0.44

(0.41
)

(0.01
)

(0.42
)

Year Ended August 31, 2013

9.89

0.46

0.15

0.61

(0.46
)

(0.01
)

(0.47
)

Year Ended August 31, 2012

9.41

0.50
(g)

0.43

0.93

(0.45
)

—
(h)

(0.45
)

June 1, 2011(i) through August 31, 2011

10.00

0.08
(g)

(0.62
)

(0.54
)

(0.05
)

—

(0.05
)

(a)
Annualized for periods less than one year, unless otherwise noted.

(b)
Not annualized for periods less than one year.

(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)
Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.

(e)
Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

(f)
Net investment income (loss) may appear disproportionate among classes due to the timing of recognition of income and changes in the relative size of the classes.

(g)
Calculated based upon average shares outstanding.

(h)
Amount rounds to less than $0.01.

(i)
Commencement of operations.

(j)
Certain non-recurring expenses incurred by the Fund were not annualized for the period ended August 31, 2011.

(k)
Commencement of offering of class of shares.

(l)
Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented in the
Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s Investments.

SEE NOTES TO FINANCIAL STATEMENTS.

22

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2014

Ratios/Supplemental data

Ratios to average net assets (a)

Net asset value, end of period

Total return (excludes sales charge) (b)(c)

Net assets, end of period (000’s)

Net expenses (d)

Net investment income (loss)

     Expenses without waivers, reimbursements and earnings
credits

Portfolio turnover rate (b)(e)

$
10.04

4.15
%

$
168,575

0.98
%

3.85
%

1.15
%

61
%

10.02

5.90

158,323

0.97

4.64

1.16

42

9.89

9.82

63,811

0.97

4.80

1.20

65

9.41

(5.43
)

54,039

0.95
(j)

3.68
(j)

1.33
(j)

1

10.02

3.59

22,738

1.48

3.35

1.65

61

10.01

5.50

15,323

1.47

4.07

1.65

42

9.88

9.24

2,408

1.47

4.45

1.68

65

9.41

(5.55
)

285

1.48
(j)

2.43
(j)

2.58
(j)

1

10.05

3.05

916,404

0.63

4.11

0.66

61

10.05

4.40

2,930,115

0.73

4.10

0.90

61

10.03

6.25

3,158,706

0.72

4.85

0.91

42

9.89

10.09

781,827

0.72

5.12

0.94

65

9.41

(5.40
)

187,051

0.72
(j)

3.37
(j)

1.55
(j)

1

SEE NOTES TO FINANCIAL
STATEMENTS.

AUGUST 31, 2014

J.P. MORGAN INCOME FUNDS

23

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

Classes Offered

Diversified/Non-Diversified

Floating Rate Income Fund

Class A, Class C, Class R6 and Select Class

Diversified

The investment objective of the Fund is to seek to provide current income with a secondary objective of capital appreciation.

Class R6 Shares commenced operations on October 31, 2013.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class
R6 and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund’s prospectus.

2. Significant Accounting Policies

The
following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing
Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market
conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of
Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established a Valuation
Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management
groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of
Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable,
primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment.
The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

24

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2014

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in
determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•

Level 1 — quoted prices in active markets for identical securities

•

  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

Level 1 Quoted prices

Level 2 Other significant observable inputs

  Level 3
Significant unobservable inputs

Total

Investments in Securities

Debt Securities

Corporate Bonds

Consumer Discretionary

$
—

$
141,981

$
—

$
141,981

Consumer Staples

—

21,025

—

21,025

Energy

—

111,882

—

111,882

Financials

—

50,488

—

50,488

Health Care

—

62,517

—

62,517

Industrials

—

59,420

11,208

70,628

Information Technology

—

14,114

—

14,114

Materials

—

109,968

—

109,968

Telecommunication Services

—

95,809

—

95,809

Utilities

—

28,605

—

28,605

Total Corporate Bonds

—

695,809

11,208

707,017

Preferred Securities

Financials

—

15,113

—

15,113

Preferred Stock

Financials

—

19,636

—

19,636

Loan Assignments

Consumer Discretionary

—

825,769

4,200

829,969

Consumer Staples

—

462,675

—

462,675

Energy

—

171,157

—

171,157

Financials

—

118,595

—

118,595

Health Care

—

248,782

—

248,782

Industrials

—

409,124

—

409,124

Information Technology

—

350,951

—

350,951

Materials

—

187,480

—

187,480

Telecommunication Services

—

116,076

—

116,076

Utilities

—

178,935

—

178,935

Total Loan Assignments

—

3,069,544

4,200

3,073,744

Short-Term Investment

Investment Company

$
301,377

$
—

$
—

$
301,377

Total Investments in Securities

$
301,377

$
3,800,102

$
15,408

$
4,116,887

Appreciation in Other Financial Instruments

Forward Foreign Currency Exchange Contracts

$
—

$
231

$
—

$
231

AUGUST 31, 2014

J.P. MORGAN INCOME FUNDS

25

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (continued)

There were no transfers among any levels during the year ended August 31, 2014.

B. Foreign
Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the year, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held. Accordingly, such foreign currency gains (losses) are included in the reported Change in net unrealized appreciation/depreciation on investment transactions on the Statement of Operations. The Fund does isolate the effect of changes in foreign exchange rates from fluctuations when determining realized gain or loss for sales of fixed income securities.

Reported realized foreign currency gains and losses
arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/ depreciation on foreign currency translations on the Statement of Operations.

C. Restricted and Illiquid Securities — Certain securities held by the Fund may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, (the “Securities Act”). Illiquid securities are securities which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately their fair value and include, but are not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Fund. As of August 31, 2014, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.

The value and percentage of net
assets of illiquid securities as of August 31, 2014 were approximately $4,200,000 and 0.10%, respectively.

D. Forward Foreign Currency
Exchange Contracts — The Fund uses forward foreign currency exchange contracts, including non-deliverable forwards mainly as a substitute for securities in which the Fund can invest, to increase income or gain to the Fund and to hedge or manage the Fund’s exposure to foreign currency risks associated with portfolio investments. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

The Fund is party to various derivative contracts governed by International Swaps and
Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and
Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The lSDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

As of August 31, 2014, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

  The table below discloses the volume of the Fund’s forward foreign currency exchange contracts activity during the year ended August 31, 2014 (amounts in thousands):

Forward Foreign Currency Exchange Contracts

Average Settlement Value Purchased

$
1,246

Average Settlement Value Sold

33,219

Ending Settlement Value Purchased

—

Ending Settlement Value Sold

21,310

26

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2014

E. Loan Assignments — The Fund may invest in loan assignments of all or a portion of the loans.
When the Fund purchases a loan assignment, the Fund has direct rights against the borrower on a loan provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. As a result, the Fund assumes the credit risk of the Borrower (“Intermediate Participants”) and any other persons interpositioned between the Fund and the Borrower. Although certain loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower. In addition, loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid.

At August 31, 2014, the Fund had investments in Loan Assignments that amounted to more than 5% of the Fund’s net assets, by agent bank as follows:

Agent Bank

Percentage

Credit Suisse International

13.7
%

Citigroup

11.5

Bank of America, N.A.

11.3

Deutsche Bank AG

10.9

Barclays Bank plc

7.9

Goldman Sachs

6.1

F. Unfunded Commitments — The Fund may enter into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of its normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Fund to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment (Note 2.E.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation (depreciation) from unfunded commitments is reported in the Statement of Assets and Liabilities. The Fund segregates security positions such that sufficient liquid assets will be available for the commitments on a future date. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Fund may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of interest income on the Statement of Operations.

At August 31, 2014, the Fund had no unfunded loan commitments.

G. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.

H. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

I. Federal Income Taxes — The Fund is treated as a separate taxable entity for
Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of August 31, 2014, no liability for income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

J. Foreign Taxes — The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

K. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by the Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

AUGUST 31, 2014

J.P. MORGAN INCOME FUNDS

27

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (continued)

The following amounts were reclassified within the capital accounts (amounts in thousands):

Paid-in-Capital

  Accumulated
 undistributed
(distributions in excess of) net investment income

  Accumulated
 net realized
gains (losses)

$
—

$
(2,179
)

$
2,179

The reclassifications for the Fund relate primarily to foreign currency gains or losses.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, the Adviser, an indirect, wholly-owned subsidiary of JPMorgan
Chase & Co. (“JPMorgan”), supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.55% of the Fund’s average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the
Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the year ended August 31, 2014, the effective rate was 0.08% of the
Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees
as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of the Fund’s shares.

The Board of Trustees has adopted a Distribution Plan
(the “Distribution Plan”) for Class A and Class C Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to the
Distributor, at an annual rate of 0.25% and 0.75% of the average daily net assets of Class A and Class C Shares, respectively.

In addition,
the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended August 31, 2014, the Distributor retained the following amounts (in thousands):

Front-End Sales Charge

CDSC

$
19

$
1

D. Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing
Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. The Class R6 Shares do not participate in the Shareholder Servicing Agreement. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to 0.25% of the average daily net assets of Class A, Class C and Select Class Shares, respectively.

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and
Accounting Fees — JPMCB provides portfolio custody and accounting services to the Fund. For these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. Payments to the custodian may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately in the Statement of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates in the Statement of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates in the Statement of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest,

28

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2014

taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Fund’s average daily net assets as shown in the table below:

Class A

Class C

Class R6

Select Class

1.00
%

1.50
%

0.65
%

0.75
%

The expense limitation agreement was in effect for the year ended August 31, 2014. The contractual expense limitation percentages in the table above are in place until at least December 31, 2014.

For the year ended August 31, 2014, the Fund’s
service providers waived fees and/or reimbursed expenses for the Fund as follows (amounts in thousands). None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Waivers

  Investment
Advisory

Administration

  Shareholder
Servicing

Total

$
122

$
32

$
5,292

$
5,446

Additionally, the Fund may invest in one or more money market funds advised by the Adviser or its affiliates. The Adviser,
Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Fund’s investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amount of waivers resulting from investments in these money market funds for the year ended
August 31, 2014 was approximately $657,000.

G. Other — Certain officers of the Trust are affiliated with the Adviser, the
Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with Federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

For the year ended August 31, 2014, the Fund may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Fund may use related party broker-dealers. For the year ended August 31, 2014, the Fund did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the year ended August 31, 2014, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

  Purchases
(excluding U.S. Government)

  Sales
(excluding U.S. Government)

$
2,899,371

$
2,349,056

During the year ended August 31, 2014, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal
income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at August 31, 2014 were as follows (amounts in thousands):

  Aggregate
Cost

  Gross
 Unrealized
Appreciation

  Gross
 Unrealized
Depreciation

  Net Unrealized
 Appreciation
(Depreciation)

$
4,106,821

$
31,455

$
21,389

$
10,066

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to defaulted bonds.

AUGUST 31, 2014

J.P. MORGAN INCOME FUNDS

29

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2014 (continued)

The tax character of distributions paid during the year ended August 31, 2014 was as follows (amounts in thousands):

  Ordinary
Income

  Net
Long-Term Capital Gains

  Total
Distributions Paid

$
164,141

$
1,789

$
165,930

The tax character of distributions paid during the year ended August 31, 2013 was as follows (amounts in thousands):

  Ordinary
Income

Net Long-Term Capital Gains

Total Distributions Paid

$
98,102

$
—

$
98,102

As of August 31, 2014, the components of net assets (excluding paid-in-capital) on a tax basis were as follows (amounts
in thousands):

  Current
 Distributable
 Ordinary
Income

  Current
 Distributable
 Long-Term
Capital Gain or (Tax Basis Loss Carryover)

  Unrealized
 Appreciation
(Depreciation)

$
16,580

$
(35
)

$
10,062

The cumulative timing differences primarily consist of distribution payable.

As of August 31, 2014, the Fund had post-enactment net short-term capital loss carryforwards of approximately $35,000.

6. Borrowings

The Fund relies upon an
exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate.
The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are both investment companies in the same “group of investment companies” (as defined in
Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement,
JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 10, 2014.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2014, or at any time during the year then ended.

Interest expense paid, if any, as a
result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statement of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters
into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the
Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

One or more affiliates of the
Adviser have investment discretion with respect to their clients’ holdings in the Fund, which collectively represent a significant portion of the Fund’s assets.

Significant shareholder transactions by these shareholders may impact the Fund’s performance.

The
Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

The Fund invests in floating rate loans and other floating rate debt securities. Although these securities are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates

30

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2014

are heightened. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Fund may invest in lower-quality debt securities, i.e., “junk bonds.” Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher-rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’
claims.

The Fund is subject to the risk that, should the Fund decide to sell an illiquid investment when a ready buyer is not available at a price the Fund deems representative of its value, the value of the Fund’s net assets could be adversely affected.

AUGUST 31, 2014

J.P. MORGAN INCOME FUNDS

31

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of JPMorgan Trust I and the Shareholders of JPMorgan Floating
Rate Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Floating Rate Income Fund (a separate fund of JPMorgan Trust I) (the
“Fund”) at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board
(United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

October 29, 2014

32

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2014

TRUSTEES

(Unaudited)

The
Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Fund (1)

Principal Occupations During Past 5 Years

Number of Portfolios in Fund Complex Overseen by Trustee (2)

Other Directorships Held Outside Fund Complex During Past 5 Years

Independent Trustees

John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.

Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).

164

Director, Cardinal Health, Inc. (CAH) (1994-present); Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present);
Trustee, Columbus Association for the Performing Arts.

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.

Professor, City University of New York (2013-present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New York) (1998-1999).

164

Trustee, Museum of Jewish Heritage (2011-present).

Robert J. Higgins (1945); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2002.

Retired; Director of Administration of the State of Rhode Island (2003-2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).

164

None

Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1985.

Self-employed business consultant (2002-present).

164

None

Mary E. Martinez (1960); Trustee of Trust since 2013.

Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-Present); Managing Director, Bank of America (Asset
Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management; U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).

164

None

Marilyn McCoy* (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.

Vice President of Administration and Planning, Northwestern University (1985-present).

164

Trustee, Carleton College (2003-present).

Mitchell M. Merin (1953); Trustee of Trust since 2013.

Retired; President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser)
(1998-2005).

164

Director, Sun Life Financial (SLF) (2007-2013) (financial services and insurance); Trustee, Trinity College, Hartford, CT (2002-2010).

William G. Morton, Jr. (1937); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.

Retired; Chairman Emeritus (2001-2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985-2001).

164

Director, Radio Shack Corp. (electronics) (1987-2008); Director, National Organization of Investment Professionals; Trustee of the Stratton Mountain School
(2001-present).

Dr. Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.

Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).

164

Trustee, American University in Cairo (1999-present); Chairman, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of
Oriental Research (2011-present); Trustee, American Museum of Fly Fishing (2013-present).

AUGUST 31, 2014

J.P. MORGAN INCOME FUNDS

33

TRUSTEES

(Unaudited) (continued)

Name (Year of Birth); Positions With the Fund (1)

Principal Occupations During Past 5 Years

  Number of Portfolios in Fund
 Complex Overseen   by Trustee
(2)

Other Directorships Held Outside Fund Complex During Past 5 Years

Independent Trustees (continued)

Marian U. Pardo** (1946); Trustee of Trust since 2013.

Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007-present); Managing Director, Credit Suisse
Asset Management (portfolio manager) (2003-2006).

164

Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.

Consultant (2000-present); Adviser, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments,
Eli Lilly and Company (pharmaceuticals) (1988-1999).

164

Trustee, Wabash College (1988-present); Chairman, Indianapolis Symphony Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2001.

Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).

164

None

  Interested Trustee Not Affiliated With the
Adviser

Frankie D. Hughes*** (1952), Trustee of Trust since 2008.

President, Ashland Hughes Properties (property management) (since 2014); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management)
(1993-2014).

164

Trustee, The Victory Portfolios (2000-2008) (Investment companies).

(1)
The Trustees serve for an indefinite term, subject to the Trust’s current retirement policy, which is age 78 for all Trustees. In order to fill the vacancies created by the retirement of Fergus Reid, III, William J. Armstrong, and Leonard J. Spalding Jr., effective December 31, 2012, the Board appointed Ms. Martinez and Mr. Merin to serve as Trustees effective January 1, 2013 and Ms. Pardo to serve as Trustee effective February 1, 2013.

(2)
A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes eleven registered investment companies (164 funds).

*
Two members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.

**
In connection with prior employment with JPMorgan Chase, Ms. Pardo is the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in
January 2013. In addition, Ms. Pardo receives payments from a fully funded qualified plan, which is not an obligation of JPMorgan Chase.

***
Ms. Hughes is treated as an “interested person” based on the portfolio holdings of clients of Hughes Capital Management, Inc.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

34

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2014

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)

Principal Occupations During Past 5 Years

  Robert L. Young (1963),
 President and Principal Executive   Officer
(2013)**

Chief Operating Officer and Director, J.P. Morgan Investment Management Inc. since 2010; Senior Vice President, J.P. Morgan Funds
(2005-2010), Chief Operating Officer, J.P. Morgan Funds (2005-2010); Director and various officer positions for JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and JPMorgan Distribution Services, Inc. (formerly One Group
Dealer Services, Inc.) from 1999 to present. Mr. Young has been with JPMorgan Chase & Co. (formerly Bank One Corporation) since 1997.

Laura M. Del Prato (1964), Treasurer and Principal Financial Officer (2014)

  Managing Director, JPMorgan Funds Management, Inc. (since 2014); Partner, Cohen Fund Audit Services, Ltd. (2012-2013); Partner (2004-2012)
and various other titles (1990-2004) at KPMG, LLP.

Frank J. Nasta (1964), Secretary (2008)

Managing Director and Associate General Counsel, JPMorgan Chase since 2008; Previously, Director, Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman &
Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds and Seligman Data Corp.; Director and Corporate Secretary, Seligman Advisors, Inc. and Seligman Services, Inc.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)

Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

  Annik Pastore (1966),   AML Compliance
Officer (2014)*

Executive Director and Global Financial Crime Compliance Officer for JPMorgan Global Investment Management for the U.S. and EMEA since
2012, AML officer for various JPMAM lines of business from 2007-2012.

  Elizabeth A. Davin (1964),   Assistant
Secretary (2005)**

Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February
2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)**

Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)

  Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; formerly, Vice President and Assistant General
Counsel, JPMorgan Chase from 2005 until February 2011.

Carmine Lekstutis (1980), Assistant Secretary (2011)

Vice President and Assistant General Counsel, JPMorgan Chase since 2011; Associate, Skadden, Arps, Slate, Meagher & Flom LLP (law firm) from 2006 to 2011.

Gregory S. Samuels (1980), Assistant Secretary (2010)

Executive Director and Assistant General Counsel, JPMorgan Chase since 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase since 2010; Associate, Ropes &
Gray (law firm) from 2008 to 2010; Associate, Clifford Chance LLP (law firm) from 2005 to 2008.

Pamela L. Woodley (1971), Assistant Secretary (2012)***

Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

  Michael M. D’Ambrosio (1969),
Assistant Treasurer (2012)

Managing Director, JPMorgan Funds Management, Inc. from May 2014; formerly Executive Director, JPMorgan Funds Management, Inc. from 2012 until May 2014; prior to joining JPMorgan
Chase, Mr. D’Ambrosio was a Tax Director at PricewaterhouseCoopers LLP since 2006.

Joseph Parascondola (1963), Assistant Treasurer (2011)

Vice President, JPMorgan Funds Management, Inc. since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011)

  Vice President, JPMorgan Funds Management, Inc. since August 2010; prior to August 2010, Vice President and Controller, Legg Mason Global
Asset Management.

  Julie A. Roach (1971),    Assistant
Treasurer (2012)**

Vice President, JPMorgan Funds Management, Inc. from August 2012; prior to joining JPMorgan Chase, Ms. Roach was a Senior Manager with Deloitte since 2001.

  Gillian I. Sands (1969),
Assistant Treasurer (2012)

Vice President, JPMorgan Funds Management, Inc. from September 2012; Assistant Treasurer, Wells Fargo Funds Management (2007-2009).

The
contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*
The contact address for the officer is 60 Victoria Embankment, Floor 06, London, EC4Y 0JP, United Kingdom.

**
The contact address for the officer is 460 Polaris Parkway, Westerville, OH 43082.

***
The contact address for the officer is 4 New York Plaza, Floor 21, New York, NY 10004.

AUGUST 31, 2014

J.P. MORGAN INCOME FUNDS

35

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period,
March 1, 2014, and continued to hold your shares at the end of the reporting period, August 31, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Beginning Account Value March 1, 2014

Ending Account Value August 31, 2014

Expenses Paid During the Period*

Annualized Expense Ratio

Floating Rate Income Fund

Class A

Actual

$
1,000.00

$
1,011.30

$
4.97

0.98
%

Hypothetical

1,000.00

1,020.27

4.99

0.98

Class C

Actual

1,000.00

1,008.90

7.49

1.48

Hypothetical

1,000.00

1,017.74

7.53

1.48

Class R6

Actual

1,000.00

1,013.00

3.20

0.63

Hypothetical

1,000.00

1,022.03

3.21

0.63

Select Class

Actual

1,000.00

1,012.50

3.70

0.73

Hypothetical

1,000.00

1,021.53

3.72

0.73

*
Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

36

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2014

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in person in June and August 2014, at which the Trustees considered the continuation of the investment advisory agreement for the Fund whose annual report is contained herein (the “Advisory Agreement”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreement or any of their affiliates, approved the continuation of the Advisory Agreement on August 20, 2014.

As part of their review of the Advisory Agreement, the Trustees considered and reviewed performance and other information about the Fund received from the
Adviser. This information includes the Fund’s performance compared to the performance of its peers and benchmarks and analyses by the Adviser of the Fund’s performance. In addition, the Trustees have engaged an independent management consulting firm (“independent consultant”) to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. The Adviser also periodically provides comparative information regarding the Fund’s expense ratios and those of its peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by
Lipper Inc. (“Lipper”), an independent provider of investment company data. The Trustees’ independent consultant also provided additional analyses of the performance of the Fund in connection with the Trustees’ review of the
Advisory Agreement. Before voting on the proposed Advisory Agreement, the Trustees reviewed the proposed agreement with representatives of the Adviser, counsel to the Trust, and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the proposed agreements. The Trustees also discussed the proposed agreement in executive sessions with independent legal counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors eval-

uated by the Trustees in determining whether to approve the Advisory Agreement.

The
Trustees considered information provided with respect to the Fund over the course of the year. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Adviser from the Fund under the Advisory Agreement was fair and reasonable and that the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.

The factors
summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided
by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of the services provided to the Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of, and the amount of attention given to the Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Adviser and JPMorgan Distribution
Services, Inc. (“JPMDS”) about the structure and distribution strategy of the Fund. The Trustees also reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Adviser.

The Trustees also considered its knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Fund, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Fund.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent

AUGUST 31, 2014

J.P. MORGAN INCOME FUNDS

37

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited) (continued)

and quality of the investment advisory services provided to the Fund by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to the Fund. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Fund, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Adviser under the Advisory Agreement was not unreasonable in light of the services and benefits provided to the Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Fund. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Adviser, earn fees from the Fund for providing administrative and shareholder services.
These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Fund’s distributor. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees considered the extent to which the Fund benefits from economies of scale. The Trustees noted that the proposed investment advisory fee schedule for the Fund does not contain breakpoints, but that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of non-money market fund assets excluding certain funds-of-funds, as applicable, advised

by the Adviser, and that the Funds benefit from that breakpoint. The Trustees also noted that the Adviser has implemented fee waivers and expense limitations. The Trustees concluded that shareholders of the Fund generally benefited from the lower expense ratios that resulted from these factors. The Trustees also considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Adviser has in place that serve to limit the overall net expense ratio at competitive levels, and that shareholders of the Fund effectively participated in the economies of scale through the fee waivers and expense limitations.

Independent Written Evaluation of the Fund’s Chief Compliance
Officer

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreement.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the
Adviser for investment management styles substantially similar to that of the Fund. The Trustees also considered the complexity of investment management for the Fund relative to the Adviser’s other clients and the differences in the nature and extent of the services provided to the different clients. The Trustees concluded that the fee rates charged to the Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received
and considered absolute and/or relative performance for the Fund in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of the Fund within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for the applicable one-year period. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in the
Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed the
Fund’s performance against its benchmark and considered the performance information provided for the Fund at regular Board meetings by the Adviser. The Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to the

38

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2014

Fund’s performance for certain representative classes are summarized below:

The
Trustees noted that the Fund’s performance was in the second quintile for both Class A and Select Class shares for the one-year period ended December 31, 2013, and that the independent consultant indicated that the Fund’s overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the performance was reasonable.

Advisory Fees and Expense Ratios

The Trustees
considered the contractual advisory fee rate paid by the Fund to the Adviser and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as the Fund. The Trustees recognized that Lipper reported the Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for the Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for the Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of the Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Fund’s net advisory fee for both Class A and Select Class shares was in the fourth quintile and that the actual total expenses for both Class A and Select Class Shares were in the second quintile of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

AUGUST 31, 2014

J.P. MORGAN INCOME FUNDS

39

SPECIAL SHAREHOLDER MEETING RESULTS

(Unaudited)

The Trust held a meeting of shareholders on June 10, 2014, for the purpose of considering and voting upon the election of Trustees.

Trustees were elected by the shareholders of all of the series of the Trust, including the Fund. The results of the voting were as follows:

Votes Received (Amounts in thousands)

John F. Finn

In Favor

172,130,223

Withheld

1,157,495

Dr. Matthew Goldstein

In Favor

172,109,164

Withheld

1,178,553

Robert J. Higgins

In Favor

158,338,954

Withheld

14,948,763

Frankie D. Hughes

In Favor

172,148,985

Withheld

1,138,733

Peter C. Marshall

In Favor

172,124,473

Withheld

1,163,244

Mary E. Martinez

In Favor

172,132,763

Withheld

1,154,954

Marilyn McCoy

In Favor

172,123,615

Withheld

1,164,102

Votes Received (Amounts in thousands)

Mitchell M. Merin

In Favor

172,132,812

Withheld

1,154,905

William G. Morton, Jr.

In Favor

172,111,749

Withheld

1,175,968

Robert A. Oden, Jr.

In Favor

172,098,600

Withheld

1,189,117

Marian U. Pardo

In Favor

172,162,159

Withheld

1,125,559

Frederick W. Ruebeck

In Favor

172,051,301

Withheld

1,236,416

James J. Schonbachler

In Favor

172,078,691

Withheld

1,209,026

40

J.P. MORGAN INCOME FUNDS

AUGUST 31, 2014

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the
Fund’s income and distributions for the taxable year ended August 31, 2014. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2014. The information necessary to complete your income tax returns for the calendar year ending December 31, 2014 will be provided under separate cover.

Qualified Dividend Income (QDI)

The Fund had approximately $741,000, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended August 31, 2014.

Long Term Capital Gain

The Fund distributed
approximately $1,789,000, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended August 31, 2014.

AUGUST 31, 2014

J.P. MORGAN INCOME FUNDS

41

Rev. January 2011

FACTS

WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal
information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we
do.

What?

The types of
personal information we collect and share depend on the product or service you have with us. This information can include:

¡   Social Security number and account balances

¡   transaction history and account transactions

¡   checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal
information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information

Does
J.P. Morgan Funds share?

Can you limit this sharing?

  For our everyday business purposes
— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus

Yes

No

  For marketing purposes —
to offer our products and services to you

Yes

No

For joint marketing with other financial companies

No

We don’t share

  For our affiliates’ everyday business
purposes — information about your transactions and experiences

No

We don’t share

  For our affiliates’ everyday business
purposes — information about your creditworthiness

No

We don’t share

For nonaffiliates to market to you

No

We don’t share

Questions?

Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are

Who is providing this notice?

J.P. Morgan Funds

What we do

How does J.P. Morgan Funds protect my personal
information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.

  How does J.P.
Morgan   Funds collect my personal
information?

We collect your personal information, for
example, when you:

¡   open an account or provide contact information

¡   give us your account information or pay us by check

¡   make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit
only

¡   sharing for affiliates’ everyday business purposes –
information about your creditworthiness

¡   affiliates from using
your information to market to you

¡   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates

  Companies related by common ownership or
control. They can be financial and nonfinancial companies.       ¡   J.P. Morgan
Funds does not share with our affiliates.

Nonaffiliates

  Companies not related by common ownership or
control. They can be financial and nonfinancial companies.       ¡   J.P. Morgan
Funds does not share with nonaffiliates so they can market to you.

Joint Marketing

  A formal agreement between nonaffiliated
financial companies that together market financial products or services to you.       ¡   J.P. Morgan
Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and
Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the
SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent
12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase &
Co., 2014. All rights reserved. August 2014.

AN-FRI-814

ITEM 2.
CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must
briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3.
AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in
Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The audit committee financial expert is Mitchell Merin. He is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for purposes of audit committee financial expert determinations.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4.
PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2014 – $232,400

2013 – $214,000

(b) Disclose, under
the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES

2014 – $49,300

2013 – $47,000

Audit-related
fees consists of semi-annual financial statement reviews and security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2014
– $43,800

2013 – $42,000

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended August 31, 2014 and 2013, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2014 – Not applicable

2013 – Not applicable

(e)
(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the
“Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any
Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit
Committee, or which were not subject to pre-approval under the transition provisions of

Sarbanes-Oxley Act of 2002 (the “Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in
each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2014 – 0.0%

2013
– 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

None.

(g) Disclose the aggregate non-audit fees billed
by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service
Affiliates, for the last two calendar year ends were:

2014 – $33.8 million

2013 – $33.0 million

(h) Disclose
whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to
Service Affiliates that were required to be pre-approved were pre-approved as required.

ITEM 5.
AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so
state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6.
SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7.
DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A
closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8.
PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.
PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If
the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15
U.S.C. 781).

Not applicable.

ITEM 10.
SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which
shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR
240.14a-101), or this Item.

No material changes to report.

ITEM 11.
CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)
Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.
EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal
Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(a)(2) A
separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule
30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:

/s/ Robert L. Young

Robert L. Young

President and Principal Executive Officer

November 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Robert L. Young

Robert L. Young

President and Principal Executive Officer

November 7, 2014

By:

/s/ Laura M. Del Prato

Laura M. Del Prato

Treasurer and Principal Financial Officer

November 7, 2014